Schwab Strategic Trust
Schwab International Equity ETF

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 98.5% of net assets

Australia 6.5%
Adbri Ltd.	616,811	1,583,516
Afterpay Ltd. *	285,531	20,676,822
AGL Energy Ltd.	821,052	5,234,828
ALS Ltd.	667,001	6,227,258
Altium Ltd.	156,888	3,410,869
Alumina Ltd.	3,298,226	4,335,418
Amcor plc	2,020,754	23,757,979
AMP Ltd.	4,519,231	4,093,819
Ampol Ltd.	304,245	6,842,047
Ansell Ltd.	173,238	5,435,804
APA Group	1,569,112	11,141,400
Appen Ltd.	143,733	1,488,191
Aristocrat Leisure Ltd.	829,267	26,794,043
ASX Ltd.	249,299	14,689,621
Atlas Arteria Ltd.	1,267,358	5,979,666
Aurizon Holdings Ltd.	2,257,341	6,352,084
AusNet Services Ltd.	2,338,385	3,163,875
Australia & New Zealand Banking Group Ltd.	3,675,615	81,781,025
Bank of Queensland Ltd.	822,724	5,721,197
Beach Energy Ltd.	2,345,299	2,305,338
Bendigo & Adelaide Bank Ltd.	726,443	5,863,736
BHP Group Ltd.	3,821,224	141,878,040
BlueScope Steel Ltd.	648,095	10,677,496
Boral Ltd. *	1,573,012	8,319,215
Brambles Ltd.	1,893,438	15,838,244
carsales.com Ltd.	323,592	4,854,749
Challenger Ltd.	848,127	3,400,090
Charter Hall Group	612,300	6,684,266
CIMIC Group Ltd. *(a)	125,266	2,057,022
Cleanaway Waste Management Ltd.	1,667,510	3,561,020
Cochlear Ltd.	81,666	14,180,571
Coles Group Ltd.	1,648,024	21,103,737
Commonwealth Bank of Australia	2,295,674	177,976,100
Computershare Ltd.	695,673	8,683,168
Crown Resorts Ltd. *	434,783	4,337,436
CSL Ltd.	588,766	131,234,211
CSR Ltd.	645,534	2,772,047
Deterra Royalties Ltd.	671,225	2,168,245
Dexus	1,396,306	11,173,884
Domain Holdings Australia Ltd. *	353,320	1,375,580
Domino's Pizza Enterprises Ltd.	82,356	6,821,619
Downer EDI Ltd.	939,503	4,114,080
Evolution Mining Ltd.	2,092,906	8,519,417
Flight Centre Travel Group Ltd. *	193,238	2,286,794
Fortescue Metals Group Ltd.	2,064,466	35,206,193
Goodman Group	2,354,693	35,090,726
Harvey Norman Holdings Ltd.	751,447	3,053,059
IDP Education Ltd.	200,358	3,475,485
IGO Ltd.	794,602	4,661,874
Iluka Resources Ltd.	534,080	3,174,585
Incitec Pivot Ltd.	2,473,535	4,405,105
Security	Number of Shares	Value ($)
Insurance Australia Group Ltd.	3,195,940	12,294,910
IOOF Holdings Ltd.	1,068,040	3,227,749
James Hardie Industries plc	570,483	18,656,904
JB Hi-Fi Ltd.	147,159	5,464,994
Lendlease Corp., Ltd.	890,534	8,485,847
Macquarie Group Ltd.	423,309	49,758,595
Magellan Financial Group Ltd.	173,415	6,457,434
Medibank Pvt Ltd.	3,532,291	8,523,678
Metcash Ltd.	1,345,016	3,650,029
Mineral Resources Ltd.	188,757	6,679,469
Mirvac Group	5,121,730	11,095,559
National Australia Bank Ltd.	4,240,077	88,554,157
Newcrest Mining Ltd.	1,052,259	22,812,042
NEXTDC Ltd. *	597,887	5,093,398
Northern Star Resources Ltd.	1,477,517	13,031,209
Nufarm Ltd. *	414,830	1,554,292
Oil Search Ltd.	2,782,867	7,981,079
Orica Ltd.	525,387	5,569,398
Origin Energy Ltd.	2,225,413	6,999,983
Orora Ltd.	1,242,212	3,016,702
OZ Minerals Ltd.	408,497	8,005,540
Perpetual Ltd.	79,384	2,329,314
Platinum Asset Management Ltd.	343,074	1,237,827
Qantas Airways Ltd. *	942,329	3,494,410
QBE Insurance Group Ltd.	1,919,792	16,310,301
Qube Holdings Ltd.	1,833,677	4,297,567
Ramsay Health Care Ltd.	228,283	11,151,029
REA Group Ltd.	66,986	8,494,217
Reece Ltd.	348,148	5,513,032
Rio Tinto Ltd.	481,453	45,662,094
Santos Ltd.	2,452,315	13,007,412
Scentre Group	6,734,755	14,226,516
SEEK Ltd.	445,580	10,662,858
Seven Group Holdings Ltd.	174,787	2,742,204
Shopping Centres Australasia Property Group	1,429,528	2,733,195
Sims Ltd.	203,615	2,488,085
Sonic Healthcare Ltd.	609,724	16,367,723
South32 Ltd.	6,231,900	14,413,450
Stockland	3,105,564	11,157,133
Suncorp Group Ltd.	1,644,628	14,162,733
Sydney Airport *	1,717,104	7,836,904
Tabcorp Holdings Ltd.	2,699,517	10,759,766
Telstra Corp., Ltd.	5,325,869	14,329,865
The GPT Group	2,547,330	9,112,329
The Star Entertainment Grp Ltd. *	1,149,616	3,607,227
TPG Telecom Ltd.	464,455	1,887,037
Transurban Group	3,549,196	38,033,911
Treasury Wine Estates Ltd.	952,091	8,617,331
Vicinity Centres	4,865,349	5,907,732
Vocus Group Ltd. *	803,757	3,383,324
Washington H Soul Pattinson & Co., Ltd.	119,238	2,730,218
Wesfarmers Ltd.	1,455,627	62,316,633
Westpac Banking Corp.	4,762,073	97,143,130
Whitehaven Coal Ltd. *	1,107,760	1,366,444
WiseTech Global Ltd.	122,212	2,619,298

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Woodside Petroleum Ltd.	1,249,783	21,303,431
Woolworths Group Ltd.	1,623,456	52,454,698
Worley Ltd.	414,079	3,383,883
Xero Ltd. *	161,218	16,212,520
		1,790,332,343

Austria 0.2%
ANDRITZ AG	93,778	5,483,312
Erste Group Bank AG	372,884	15,443,773
OMV AG	180,014	10,442,306
Raiffeisen Bank International AG	173,221	4,129,449
Telekom Austria AG	207,284	1,812,972
Verbund AG	84,803	7,845,845
voestalpine AG	142,531	6,403,258
		51,560,915

Belgium 0.9%
Ackermans & van Haaren N.V.	28,607	4,638,218
Ageas S.A. N.V.	230,516	14,916,258
Anheuser-Busch InBev S.A.	1,074,587	81,603,565
Argenx SE *	65,976	18,524,976
Elia Group S.A. N.V.	45,167	4,913,302
Etablissements Franz Colruyt N.V.	71,770	4,367,834
Groupe Bruxelles Lambert S.A.	144,956	16,457,083
KBC Group N.V.	355,648	29,104,565
Proximus SADP	186,737	3,804,497
Sofina S.A.	19,098	7,840,045
Solvay S.A.	88,713	12,006,103
Telenet Group Holding N.V.	64,243	2,501,113
UCB S.A.	158,756	14,914,130
Umicore S.A.	264,714	15,932,815
Warehouses De Pauw CVA	175,888	6,693,419
		238,217,923

Canada 8.0%
Agnico Eagle Mines Ltd.	316,269	22,772,415
Alimentation Couche-Tard, Inc., B Shares	1,058,671	38,718,613
Bank of Montreal	829,166	87,055,566
Barrick Gold Corp.	2,301,812	55,468,334
Bausch Health Cos., Inc. *	411,380	13,226,821
BCE, Inc.	392,039	19,491,608
Brookfield Asset Management, Inc., Class A	1,731,308	87,124,349
Canadian Imperial Bank of Commerce	578,087	68,174,068
Canadian National Railway Co.	923,940	104,019,735
Canadian Natural Resources Ltd.	1,499,252	51,940,146
Canadian Pacific Railway Ltd.	875,876	71,128,672
Canadian Tire Corp., Ltd., Class A	73,110	12,513,430
Canadian Utilities Ltd., Class A	153,436	4,432,878
Canopy Growth Corp. *	298,912	7,782,105
Cenovus Energy, Inc.	1,625,866	13,203,432
CGI, Inc. *	289,643	25,890,440
Constellation Software, Inc.	24,782	35,570,376
Dollarama, Inc.	377,900	16,529,997
Enbridge, Inc.	2,620,733	100,815,780
Fairfax Financial Holdings Ltd.	35,650	16,744,876
Fortis, Inc.	593,303	27,071,905
Franco-Nevada Corp.	241,369	36,107,444
George Weston Ltd.	94,790	9,278,905
Great-West Lifeco, Inc.	347,774	10,692,323
Hydro One Ltd.	400,652	10,195,399
IGM Financial, Inc.	105,522	3,884,572
Imperial Oil Ltd.	308,764	10,188,190
Intact Financial Corp.	184,458	25,048,419
Loblaw Cos. Ltd.	209,723	12,906,298
Security	Number of Shares	Value ($)
Magna International, Inc.	356,398	35,840,421
Manulife Financial Corp.	2,493,168	52,092,351
Metro, Inc.	325,993	15,786,913
National Bank of Canada	432,122	33,725,548
Nutrien Ltd.	741,236	46,100,216
Pembina Pipeline Corp.	708,250	22,895,002
Power Corp. of Canada	701,803	22,889,932
Restaurant Brands International, Inc.	385,854	26,910,761
Rogers Communications, Inc., B Shares	455,644	23,525,262
Royal Bank of Canada	1,848,721	192,248,619
Saputo, Inc.	301,345	10,457,270
Shaw Communications, Inc., B Shares	606,872	18,145,875
Shopify, Inc., Class A *	143,919	178,995,682
Sun Life Financial, Inc.	756,454	40,747,071
Suncor Energy, Inc.	1,981,800	45,771,705
TC Energy Corp.	1,268,661	64,808,833
Teck Resources Ltd., Class B	610,111	15,050,752
TELUS Corp.	534,514	12,061,963
The Bank of Nova Scotia	1,567,862	105,545,147
The Toronto-Dominion Bank	2,347,439	169,198,273
Thomson Reuters Corp.	215,959	21,152,540
Waste Connections, Inc.	346,322	42,040,280
Wheaton Precious Metals Corp.	579,676	27,808,133
		2,221,775,645

Denmark 2.0%
Ambu A/S, Class B	229,902	8,770,760
AP Moller - Maersk A/S, A Shares	5,604	14,788,314
AP Moller - Maersk A/S, B Shares	7,386	20,404,251
Carlsberg A/S, B Shares	130,208	23,930,707
Chr Hansen Holding A/S	132,593	11,897,827
Coloplast A/S, B Shares	173,960	27,629,117
Danske Bank A/S	848,881	15,983,828
Demant A/S *	142,993	7,638,192
DSV PANALPINA A/S	262,506	64,004,878
Genmab A/S *	76,016	31,067,089
GN Store Nord A/S	166,578	14,161,524
H. Lundbeck A/S	80,390	2,568,461
Novo Nordisk A/S, B Shares	2,097,050	165,792,965
Novozymes A/S, B Shares	260,907	19,048,175
Orsted A/S	243,205	37,192,755
Pandora A/S	128,384	17,374,851
Rockwool International A/S, B Shares	8,025	3,983,022
SimCorp A/S	51,386	6,961,059
Tryg A/S	403,261	9,574,794
Vestas Wind Systems A/S	1,303,104	50,972,790
		553,745,359

Finland 1.1%
Elisa Oyj	186,894	11,071,345
Fortum Oyj	562,039	16,226,152
Huhtamaki Oyj	119,095	5,612,974
Kesko Oyj, B Shares	355,142	12,338,214
Kojamo Oyj	257,227	5,887,678
Kone Oyj, B Shares	505,643	41,108,436
Metso Outotec Oyj	787,821	9,341,565
Neste Oyj	537,083	35,394,797
Nokia Oyj *	7,361,400	38,379,997
Nokian Renkaat Oyj	174,856	7,003,467
Nordea Bank Abp	4,607,214	49,881,922
Orion Oyj, Class B	134,975	5,956,929
Sampo Oyj, A Shares	650,547	30,937,787
Stora Enso Oyj, R Shares	741,117	13,194,300
UPM-Kymmene Oyj	695,573	26,546,292
Wartsila Oyj Abp	645,839	8,720,888
		317,602,743

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
France 9.0%
Accor S.A. *	239,238	9,535,516
Aeroports de Paris *	35,203	4,785,691
Air Liquide S.A.	602,888	102,493,978
Airbus SE *	717,266	94,363,654
ALD S.A.	104,745	1,605,147
Alstom S.A. *	356,736	20,141,761
Amundi S.A.	73,175	6,502,626
Arkema S.A.	85,211	11,288,226
Atos SE	121,237	8,113,805
AXA S.A.	2,487,539	69,103,608
BioMerieux	57,623	6,651,532
BNP Paribas S.A.	1,404,377	96,622,695
Bollore S.A.	1,306,822	6,765,597
Bouygues S.A.	277,107	11,271,058
Bureau Veritas S.A. *	376,777	11,552,297
Capgemini SE	202,850	37,942,469
Carrefour S.A.	769,956	15,663,295
Casino Guichard Perrachon S.A. *	72,752	2,348,505
Cie de Saint-Gobain *	619,289	41,596,892
Cie Generale des Etablissements Michelin S.C.A.	226,505	34,655,182
Cie Plastic Omnium S.A.	73,566	2,528,919
CNP Assurances	186,658	3,429,989
Covivio	62,690	5,907,660
Credit Agricole S.A.	1,503,819	22,535,751
Danone S.A.	775,562	55,230,132
Dassault Aviation S.A.	3,232	4,059,110
Dassault Systemes SE	171,696	39,477,341
Edenred	317,386	17,479,259
Eiffage S.A.	98,668	10,887,029
Electricite de France S.A.	657,498	9,294,806
Engie S.A.	2,210,382	33,027,146
EssilorLuxottica S.A. (a)	382,085	66,361,982
Eurazeo SE	56,241	4,973,824
Eurofins Scientific SE *	160,013	17,129,554
Euronext N.V.	112,306	11,929,444
Faurecia SE *	149,132	8,194,914
Gecina S.A.	66,301	10,596,310
Getlink SE	589,321	9,296,563
Hermes International	39,827	55,501,455
ICADE	41,961	3,772,272
Iliad S.A.	19,738	3,241,110
Imerys S.A.	53,084	2,772,804
Ipsen S.A.	44,263	4,618,699
JCDecaux S.A. *	98,153	2,874,344
Kering S.A.	96,237	87,782,645
Klepierre S.A.	249,952	7,261,825
L'Oreal S.A.	311,982	141,204,180
La Francaise des Jeux SAEM	114,034	6,431,557
Legrand S.A.	348,941	36,572,374
LVMH Moet Hennessy Louis Vuitton SE	322,681	257,777,826
Natixis S.A. *	1,071,547	5,296,927
Neoen S.A. *	36,732	1,539,231
Orange S.A.	2,487,429	31,742,924
Orpea S.A. *	63,670	8,000,274
Pernod-Ricard S.A.	269,583	59,504,724
Publicis Groupe S.A.	287,669	19,448,531
Remy Cointreau S.A.	33,026	6,883,459
Renault S.A. *	241,730	10,048,563
Rexel S.A. *	383,798	7,802,967
Rubis S.C.A.	121,417	5,836,296
Safran S.A.	417,023	63,052,531
Sanofi	1,411,256	151,213,920
Sartorius Stedim Biotech	31,748	13,760,147
Schneider Electric SE	680,164	108,224,122
SCOR SE *	209,462	6,810,117
SEB S.A.	38,609	7,242,859
Security	Number of Shares	Value ($)
Societe Generale S.A.	1,003,358	32,083,813
Sodexo S.A. *	111,683	10,780,336
SOITEC *	26,828	5,421,699
STMicroelectronics N.V.	815,123	30,443,603
Suez S.A.	483,185	11,763,007
Technip Energies N.V. *	150,010	2,275,960
TechnipFMC plc *	607,304	5,208,103
Teleperformance	75,579	28,954,932
Thales S.A.	132,330	13,576,077
Total SE	3,144,222	146,100,456
Ubisoft Entertainment S.A. *	123,253	8,993,424
Valeo S.A.	311,697	10,255,526
Veolia Environnement S.A.	656,891	20,708,962
Vinci S.A.	584,468	66,497,967
Vivendi SE	1,014,752	36,959,991
Wendel SE	36,322	5,079,400
Worldline S.A. *	312,579	30,054,026
		2,506,719,232

Germany 7.3%
1&1 Drillisch AG	65,646	2,090,329
adidas AG	249,121	90,842,766
Allianz SE	530,918	140,827,141
Aroundtown S.A.	1,597,760	13,480,152
BASF SE	1,185,390	96,963,443
Bayer AG	1,271,843	80,935,196
Bayerische Motoren Werke AG	411,248	43,688,872
Bechtle AG	36,994	7,162,961
Beiersdorf AG	132,825	15,743,215
Brenntag SE	201,887	18,956,179
Carl Zeiss Meditec AG	46,358	8,575,121
Commerzbank AG *	1,347,550	10,865,207
Continental AG	141,154	20,919,040
Covestro AG	232,783	16,248,252
CTS Eventim AG & Co., KGaA *	77,311	5,320,966
Daimler AG	1,086,231	101,409,453
Delivery Hero SE *	194,869	26,408,487
Deutsche Bank AG *	2,662,463	40,048,011
Deutsche Boerse AG	237,031	38,734,377
Deutsche Lufthansa AG *(a)	392,923	5,114,738
Deutsche Post AG	1,268,542	86,149,046
Deutsche Telekom AG	4,189,818	87,193,773
Deutsche Wohnen SE	453,015	28,828,132
DWS Group GmbH & Co. KGaA	46,039	2,184,971
E.ON SE	2,855,992	34,720,684
Evonik Industries AG	248,544	8,922,451
Evotec SE *	187,191	8,254,567
Fielmann AG *	31,687	2,547,568
Fraport AG Frankfurt Airport Services Worldwide *(a)	51,246	3,566,982
Fresenius Medical Care AG & Co. KGaA	249,717	20,009,799
Fresenius SE & Co. KGaA	518,574	28,208,603
FUCHS PETROLUB SE	37,460	1,578,864
GEA Group AG	216,070	9,399,074
Hannover Rueck SE	78,886	13,799,239
HeidelbergCement AG	189,852	17,354,366
Hella GmbH & Co. KGaA *	57,909	4,027,939
HelloFresh SE *	195,877	17,714,225
Henkel AG & Co. KGaA	123,440	12,247,509
HOCHTIEF AG (a)	25,318	2,134,206
Infineon Technologies AG	1,684,237	68,145,661
KION Group AG	100,299	10,658,915
Knorr-Bremse AG	86,210	10,711,704
LANXESS AG	105,560	7,890,154
LEG Immobilien SE (a)	92,376	13,582,108
Merck KGaA	167,054	30,036,131
METRO AG	168,919	2,191,436
MTU Aero Engines AG	69,234	17,997,600

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Muenchener Rueckversicherungs-Gesellschaft AG	181,585	52,224,791
Nemetschek SE	72,129	5,373,758
OSRAM Licht AG *	31,375	1,998,877
ProSiebenSat.1 Media SE *	204,571	4,596,460
Puma SE	117,836	13,467,103
QIAGEN N.V. *	285,586	14,162,462
Rational AG	4,051	3,675,384
Rheinmetall AG	57,055	5,949,332
RTL Group S.A. *	51,482	3,060,384
RWE AG	812,160	30,857,286
SAP SE	1,458,253	204,495,808
Scout24 AG	128,304	10,437,281
Siemens AG	976,250	160,425,628
Siemens Energy AG *	498,722	15,868,375
Siemens Healthineers AG	287,578	16,219,498
Symrise AG	163,033	21,696,901
Talanx AG *	73,261	3,098,513
TeamViewer AG *	204,392	8,009,690
Telefonica Deutschland Holding AG	805,852	2,217,544
ThyssenKrupp AG *	588,070	6,931,475
TRATON SE	74,181	2,465,119
Uniper SE	145,833	5,352,488
United Internet AG	139,983	5,836,909
Varta AG *	18,465	2,809,393
Volkswagen AG	40,997	14,982,148
Vonovia SE	734,977	46,108,578
Wacker Chemie AG	21,552	3,643,995
Zalando SE *	209,055	22,343,898
		2,022,698,691

Hong Kong 3.1%
AAC Technologies Holdings, Inc.	896,715	5,424,308
AIA Group Ltd.	15,703,516	208,800,213
ASM Pacific Technology Ltd.	400,171	5,279,586
BOC Aviation Ltd.	303,775	2,735,795
BOC Hong Kong Holdings Ltd.	4,642,767	17,107,922
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	—
Budweiser Brewing Co. APAC Ltd.	2,230,899	7,674,419
Cathay Pacific Airways Ltd. *	1,443,045	1,258,702
Champion REIT	2,440,302	1,424,282
Chow Tai Fook Jewellery Group Ltd.	2,469,979	4,627,133
CK Asset Holdings Ltd.	3,079,474	20,949,073
CK Hutchison Holdings Ltd.	3,455,194	27,511,562
CK Infrastructure Holdings Ltd.	828,164	5,271,056
CLP Holdings Ltd.	2,146,081	22,134,096
Dairy Farm International Holdings Ltd.	414,791	1,808,489
ESR Cayman Ltd. *	2,376,599	7,593,849
Galaxy Entertainment Group Ltd. *	2,778,058	23,247,422
Hang Lung Group Ltd.	1,140,529	2,824,321
Hang Lung Properties Ltd.	2,648,991	6,843,042
Hang Seng Bank Ltd.	957,394	20,377,696
Henderson Land Development Co., Ltd.	1,713,578	8,257,143
Hong Kong & China Gas Co., Ltd.	13,543,524	23,836,183
Hong Kong Exchanges & Clearing Ltd.	1,644,479	101,149,813
Hongkong Land Holdings Ltd.	1,525,985	7,477,326
Huabao International Holdings Ltd.	1,100,945	1,713,511
Hysan Development Co., Ltd.	942,673	3,728,669
Jardine Matheson Holdings Ltd.	271,867	17,633,294
Johnson Electric Holdings Ltd.	451,870	1,202,231
JS Global Lifestyle Co., Ltd. *	832,817	2,451,829
Kerry Logistics Network Ltd.	785,830	2,348,935
Kerry Properties Ltd.	779,059	2,685,026
L'Occitane International S.A.	682,572	2,268,937
Lee & Man Paper Manufacturing Ltd.	1,845,160	1,673,636
Lenovo Group Ltd.	9,523,611	11,472,752
Link REIT	2,739,634	26,420,358
Man Wah Holdings Ltd.	2,135,277	4,814,449
Security	Number of Shares	Value ($)
Melco International Development Ltd.	1,089,546	1,979,334
MGM China Holdings Ltd. *	1,093,974	1,744,946
Microport Scientific Corp.	612,744	4,776,269
Minth Group Ltd.	911,214	3,856,649
MMG Ltd. *	3,091,424	1,879,987
MTR Corp., Ltd.	1,854,742	10,502,598
NagaCorp Ltd.	2,042,592	2,136,938
New World Development Co., Ltd.	1,845,270	10,021,018
Nexteer Automotive Group Ltd.	1,104,480	1,391,717
NWS Holdings Ltd.	1,944,822	2,205,042
PCCW Ltd. (a)	6,089,782	3,365,994
Power Assets Holdings Ltd.	1,905,640	11,957,053
PRADA S.p.A. *	676,110	4,625,580
Samsonite International S.A. *	1,658,106	3,148,938
Sands China Ltd. *	3,220,268	14,749,794
Shangri-La Asia Ltd. *	1,685,871	1,572,596
Sino Land Co., Ltd.	4,426,030	7,059,750
SITC International Holdings Co., Ltd.	1,565,149	5,525,360
SJM Holdings Ltd.	2,390,733	2,732,178
Sun Art Retail Group Ltd. *	2,045,944	1,555,250
Sun Hung Kai Properties Ltd.	1,861,712	29,071,635
Swire Pacific Ltd., A Shares	691,333	5,379,954
Swire Pacific Ltd., B Shares	1,709,113	2,100,746
Swire Properties Ltd.	1,424,881	4,295,847
Techtronic Industries Co., Ltd.	1,635,841	30,834,702
The Bank of East Asia Ltd.	1,698,766	3,480,046
The Wharf Holdings Ltd.	1,800,393	6,205,052
Tingyi Cayman Islands Holding Corp.	2,497,229	4,748,966
Uni-President China Holdings Ltd.	1,535,518	1,677,664
United Energy Group Ltd. *	8,956,553	1,661,720
Vinda International Holdings Ltd.	455,861	1,436,037
Vitasoy International Holdings Ltd.	1,045,631	4,061,815
VTech Holdings Ltd.	222,769	2,300,449
Want Want China Holdings Ltd.	7,028,451	5,215,986
WH Group Ltd.	11,128,437	9,592,121
Wharf Real Estate Investment Co., Ltd.	2,135,566	12,931,985
Wynn Macau Ltd. *	1,896,969	3,279,949
Xinyi Glass Holdings Ltd.	2,654,735	10,380,881
Yue Yuen Industrial Holdings Ltd.	986,219	2,573,077
		850,042,681

Ireland 0.2%
AIB Group plc *	1,034,044	3,448,841
Glanbia plc	244,169	4,071,878
Kerry Group plc, A Shares	197,970	26,792,559
Kingspan Group plc	194,855	18,538,020
		52,851,298

Israel 0.5%
Airport City Ltd. *	123,114	2,163,318
Alony Hetz Properties & Investments Ltd.	136,200	1,950,235
Amot Investments Ltd.	216,212	1,514,359
Azrieli Group Ltd.	53,641	4,077,281
Bank Hapoalim B.M. *	1,493,355	13,097,388
Bank Leumi Le-Israel *	1,956,032	15,692,559
Bezeq The Israeli Telecommunication Corp., Ltd. *	2,615,219	2,916,574
Elbit Systems Ltd.	31,709	4,192,998
Electra Ltd.	3,250	1,820,252
Enlight Renewable Energy Ltd. *	861,815	1,819,344
First International Bank of Israel Ltd. *	88,463	2,803,985
Gazit-Globe Ltd.	1	6
Harel Insurance Investments & Financial Services Ltd.	202,392	2,146,275
ICL Group Ltd.	912,935	6,512,235
Israel Discount Bank Ltd., A Shares *	1,619,396	8,297,437
Melisron Ltd. *	29,282	1,953,605

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mivne Real Estate KD Ltd.	1,124,611	3,356,996
Mizrahi Tefahot Bank Ltd. *	198,034	5,991,206
Nice Ltd. *	80,841	18,120,843
Nova Measuring Instruments Ltd. *	40,463	3,970,904
Paz Oil Co., Ltd.	16,474	2,172,841
Shapir Engineering and Industry Ltd.	149,246	1,160,146
Shikun & Binui Ltd. *	353,570	2,382,848
Shufersal Ltd.	162,548	1,371,595
Strauss Group Ltd.	52,388	1,471,904
Teva Pharmaceutical Industries Ltd. *	1,280,814	13,625,807
The Phoenix Holdings Ltd.	206,713	1,963,727
Tower Semiconductor Ltd. *	148,465	4,094,089
		130,640,757

Italy 2.1%
A2A S.p.A.	2,055,515	4,290,476
Amplifon S.p.A.	157,502	7,403,918
Assicurazioni Generali S.p.A.	1,612,186	33,081,631
Atlantia S.p.A. *	627,956	11,971,382
Banca Mediolanum S.p.A.	389,611	3,764,564
Buzzi Unicem S.p.A.	128,186	3,633,605
CNH Industrial N.V.	1,267,305	21,759,403
Davide Campari-Milano N.V.	651,476	8,360,528
DiaSorin S.p.A.	29,380	5,162,599
Enel S.p.A.	10,085,689	100,043,933
Eni S.p.A.	3,196,758	39,307,354
EXOR N.V.	135,866	11,704,525
Ferrari N.V.	156,808	33,064,810
FinecoBank Banca Fineco S.p.A. *	787,926	13,120,630
Hera S.p.A.	924,391	3,924,273
Infrastrutture Wireless Italiane S.p.A.	410,332	4,593,584
Intesa Sanpaolo S.p.A.	20,118,552	59,038,358
Italgas S.p.A.	662,474	4,380,356
Leonardo S.p.A.	511,961	4,471,537
Mediobanca Banca di Credito Finanziario S.p.A. *	889,940	10,597,970
Moncler S.p.A.	246,321	17,415,245
Nexi S.p.A. *	577,437	11,722,242
Pirelli & C S.p.A. *	657,556	3,876,849
Poste Italiane S.p.A.	602,689	8,446,575
Prysmian S.p.A.	324,563	11,200,730
Recordati Industria Chimica e Farmaceutica S.p.A.	125,743	7,013,830
Snam S.p.A.	2,806,556	16,512,833
Stellantis N.V.	2,655,810	52,105,726
Telecom Italia S.p.A.	14,472,575	7,751,808
Tenaris S.A.	615,993	7,020,479
Terna S.p.A.	1,803,436	13,774,284
UniCredit S.p.A.	2,752,897	35,191,013
UnipolSai Assicurazioni S.p.A. (a)	690,569	2,064,346
		577,771,396

Japan 21.0%
ABC-Mart, Inc.	32,475	1,866,261
Acom Co., Ltd.	502,550	2,293,977
Activia Properties, Inc.	647	2,920,987
Advance Residence Investment Corp.	1,337	4,242,901
Advantest Corp.	251,393	22,150,472
Aeon Co., Ltd.	920,277	24,911,704
AEON Financial Service Co., Ltd.	143,059	1,706,692
Aeon Mall Co., Ltd.	148,729	2,378,853
AGC, Inc.	239,131	10,502,412
Aica Kogyo Co., Ltd.	69,317	2,549,555
Ain Holdings, Inc.	41,057	2,512,513
Air Water, Inc.	239,149	4,068,632
Aisin Corp.	222,696	9,750,227
Ajinomoto Co., Inc.	626,255	14,566,586
Security	Number of Shares	Value ($)
Alfresa Holdings Corp.	222,720	3,452,945
Alps Alpine Co., Ltd.	252,906	2,743,504
Amada Co., Ltd.	410,550	4,449,880
Amano Corp.	91,604	2,418,062
ANA Holdings, Inc. *	198,024	4,790,569
Anritsu Corp. (a)	179,403	3,398,013
Aozora Bank Ltd.	153,550	3,525,472
Ariake Japan Co., Ltd.	25,137	1,462,849
AS One Corp.	15,526	1,801,425
Asahi Group Holdings Ltd.	547,479	26,533,877
Asahi Intecc Co., Ltd.	236,887	5,901,981
Asahi Kasei Corp.	1,590,900	17,952,325
Asics Corp.	216,567	5,198,790
Astellas Pharma, Inc.	2,393,148	38,309,953
Azbil Corp.	190,929	7,725,702
Bandai Namco Holdings, Inc.	251,123	18,039,297
BayCurrent Consulting, Inc.	17,396	5,251,623
Benefit One, Inc.	76,506	2,163,525
Benesse Holdings, Inc.	98,226	2,277,575
Bic Camera, Inc.	197,701	1,968,471
Bridgestone Corp.	745,477	33,154,153
Brother Industries Ltd.	307,121	6,573,883
Calbee, Inc.	96,678	2,248,714
Canon Marketing Japan, Inc.	65,150	1,553,292
Canon, Inc.	1,298,824	30,972,184
Capcom Co., Ltd.	231,420	7,428,166
Casio Computer Co., Ltd.	279,480	4,894,553
Central Japan Railway Co.	233,510	35,023,846
Chubu Electric Power Co., Inc.	913,603	10,911,730
Chugai Pharmaceutical Co., Ltd.	839,210	31,889,598
Coca-Cola Bottlers Japan Holdings, Inc.	188,071	3,172,282
COMSYS Holdings Corp.	155,290	4,469,133
Concordia Financial Group Ltd.	1,438,715	5,455,278
Cosmo Energy Holdings Co., Ltd.	77,017	1,631,731
Cosmos Pharmaceutical Corp.	22,022	3,085,783
Credit Saison Co., Ltd.	204,281	2,600,531
CyberAgent, Inc.	504,714	10,055,271
Dai Nippon Printing Co., Ltd.	355,559	7,740,016
Dai-ichi Life Holdings, Inc.	1,370,651	28,771,519
Daicel Corp.	312,806	2,511,550
Daido Steel Co., Ltd.	50,134	2,475,359
Daifuku Co., Ltd.	122,990	10,646,645
Daiichi Sankyo Co., Ltd.	2,476,621	57,020,272
Daiichikosho Co., Ltd.	50,624	1,986,293
Daikin Industries Ltd.	343,041	68,888,934
Daio Paper Corp.	110,070	1,722,487
Daito Trust Construction Co., Ltd.	84,011	9,174,559
Daiwa House Industry Co., Ltd.	830,731	24,300,629
Daiwa House REIT Investment Corp.	1,851	5,057,745
Daiwa Office Investment Corp.	256	1,799,391
Daiwa Securities Group, Inc.	1,956,888	11,356,089
DeNA Co., Ltd.	123,108	2,494,063
Denka Co., Ltd.	119,734	4,578,145
Denso Corp.	587,239	40,267,054
Dentsu Group, Inc.	286,766	10,039,092
DIC Corp.	110,453	2,840,292
Disco Corp.	35,824	10,945,091
DMG Mori Co., Ltd.	132,131	2,334,444
Dowa Holdings Co., Ltd.	62,283	2,568,342
East Japan Railway Co.	465,387	32,944,195
Ebara Corp.	125,251	6,172,861
Eisai Co., Ltd.	346,964	23,330,746
Elecom Co., Ltd.	55,304	1,057,049
Electric Power Development Co., Ltd.	224,043	3,167,873
ENEOS Holdings, Inc.	3,872,711	16,022,582
Ezaki Glico Co., Ltd.	65,292	2,511,345
Fancl Corp.	87,540	2,730,277
FANUC Corp.	249,145	60,057,594
Fast Retailing Co., Ltd.	66,621	54,417,499

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food & Life Cos. Ltd.	132,333	5,896,174
FP Corp.	58,256	2,253,960
Fuji Electric Co., Ltd.	160,426	7,570,911
Fuji Kyuko Co., Ltd.	31,492	1,480,460
Fuji Oil Holdings, Inc.	60,288	1,526,181
FUJIFILM Holdings Corp.	454,224	31,356,841
Fujitsu General Ltd.	77,169	1,895,982
Fujitsu Ltd.	245,922	40,150,302
Fukuoka Financial Group, Inc.	213,791	4,084,336
Fukuyama Transporting Co., Ltd.	41,405	1,530,451
Furukawa Electric Co., Ltd.	83,689	2,253,268
Fuyo General Lease Co., Ltd.	31,849	2,140,160
GLP J-REIT	4,073	6,914,563
GMO internet, Inc.	72,920	1,992,495
GMO Payment Gateway, Inc.	51,326	6,160,520
Goldwin, Inc.	45,829	2,550,339
GS Yuasa Corp.	100,556	2,880,213
H.U. Group Holdings, Inc.	70,310	1,894,326
Hakuhodo DY Holdings, Inc.	319,064	5,451,432
Hamamatsu Photonics K.K.	167,752	10,280,959
Hankyu Hanshin Holdings, Inc.	318,623	10,009,934
Haseko Corp.	335,060	4,795,494
Hikari Tsushin, Inc.	29,282	5,809,804
Hino Motors Ltd.	345,165	3,298,644
Hirogin Holdings, Inc.	373,595	2,048,445
Hirose Electric Co., Ltd.	43,695	6,265,698
Hisamitsu Pharmaceutical Co., Inc.	93,531	5,196,403
Hitachi Construction Machinery Co., Ltd.	134,494	4,567,721
Hitachi Ltd.	1,203,554	63,649,648
Hitachi Metals Ltd. *	264,878	5,108,490
Hitachi Transport System Ltd.	42,352	1,357,498
Hokuriku Electric Power Co.	214,260	1,237,146
Honda Motor Co., Ltd.	2,224,885	70,160,502
Horiba Ltd.	53,092	3,422,799
Hoshizaki Corp.	68,017	6,172,400
House Foods Group, Inc.	94,638	2,783,850
Hoya Corp.	472,045	62,259,720
Hulic Co., Ltd.	485,915	5,492,088
Ibiden Co., Ltd.	135,810	6,298,077
Idemitsu Kosan Co., Ltd.	303,539	7,217,590
IHI Corp. *	170,176	4,215,135
Iida Group Holdings Co., Ltd.	180,019	4,859,981
Industrial & Infrastructure Fund Investment Corp.	1,745	3,124,260
Inpex Corp.	1,160,692	7,947,271
IR Japan Holdings Ltd.	11,298	1,442,363
Isetan Mitsukoshi Holdings Ltd.	443,085	3,211,082
Isuzu Motors Ltd.	676,612	9,179,405
Ito En Ltd.	71,814	4,074,738
ITOCHU Corp.	1,772,138	53,595,190
Itochu Techno-Solutions Corp.	127,977	4,067,103
Itoham Yonekyu Holdings, Inc.	168,748	1,097,111
Iwatani Corp.	65,982	3,857,825
Izumi Co., Ltd.	52,969	2,006,055
J Front Retailing Co., Ltd.	327,773	3,266,553
Japan Airlines Co., Ltd. *	187,856	4,280,674
Japan Airport Terminal Co., Ltd. *	66,750	3,052,989
Japan Exchange Group, Inc.	696,295	16,265,350
Japan Logistics Fund, Inc.	801	2,246,952
Japan Metropolitan Fund Invest	6,408	6,421,110
Japan Post Bank Co., Ltd.	535,289	4,614,267
Japan Post Holdings Co., Ltd. *	1,702,974	14,373,271
Japan Post Insurance Co., Ltd.	252,529	5,031,062
Japan Prime Realty Investment Corp.	819	3,202,273
Japan Real Estate Investment Corp.	1,200	7,278,018
Japan Tobacco, Inc.	1,529,694	30,433,921
JCR Pharmaceuticals Co., Ltd.	71,562	2,144,094
JFE Holdings, Inc.	669,000	9,063,969
JGC Holdings Corp.	290,486	2,805,148
Security	Number of Shares	Value ($)
JSR Corp.	235,210	7,186,230
JTEKT Corp.	297,289	3,192,528
Justsystems Corp.	45,848	2,484,693
K's Holdings Corp.	217,459	2,619,988
Kagome Co., Ltd.	101,342	2,715,661
Kajima Corp.	592,938	8,249,103
Kakaku.com, Inc.	168,085	5,013,128
Kaken Pharmaceutical Co., Ltd.	43,894	1,828,002
Kamigumi Co., Ltd.	138,675	2,767,826
Kandenko Co., Ltd.	144,883	1,206,755
Kaneka Corp.	72,979	3,022,681
Kansai Paint Co., Ltd.	245,120	6,648,720
Kao Corp.	612,543	37,663,249
Kawasaki Heavy Industries Ltd. *	198,282	4,835,575
KDDI Corp.	2,226,078	75,886,032
Keihan Holdings Co., Ltd.	126,999	4,082,214
Keikyu Corp.	329,904	4,328,724
Keio Corp.	147,064	9,360,746
Keisei Electric Railway Co., Ltd.	180,418	5,758,283
Kenedix Office Investment Corp.	352	2,611,794
Kewpie Corp.	135,034	3,115,083
Keyence Corp.	233,673	115,970,651
Kikkoman Corp.	235,716	15,625,093
Kinden Corp.	174,525	2,942,208
Kintetsu Group Holdings Co., Ltd. *	240,181	8,528,364
Kirin Holdings Co., Ltd.	982,249	19,810,214
Kobayashi Pharmaceutical Co., Ltd.	79,753	7,070,623
Kobe Bussan Co., Ltd.	59,482	1,513,350
Kobe Steel Ltd.	410,916	2,817,283
Koei Tecmo Holdings Co., Ltd.	96,077	4,516,646
Koito Manufacturing Co., Ltd.	146,614	9,705,387
Kokuyo Co., Ltd.	119,238	1,888,726
Komatsu Ltd.	1,189,402	35,938,921
Konami Holdings Corp.	120,691	7,813,775
Konica Minolta, Inc.	603,902	3,360,655
Kose Corp.	37,200	5,946,588
Kotobuki Spirits Co., Ltd.	23,321	1,437,748
Kubota Corp.	1,419,172	32,790,326
Kuraray Co., Ltd.	451,289	4,792,958
Kurita Water Industries Ltd.	141,951	6,737,751
Kusuri no Aoki Holdings Co., Ltd.	21,007	1,476,555
Kyocera Corp.	399,851	24,661,872
Kyoritsu Maintenance Co., Ltd.	33,140	1,107,429
Kyowa Exeo Corp.	137,078	3,410,279
Kyowa Kirin Co., Ltd.	314,771	9,602,698
Kyudenko Corp.	51,400	1,610,120
Kyushu Electric Power Co., Inc.	601,511	4,917,103
Kyushu Financial Group, Inc.	503,275	1,949,490
Kyushu Railway Co.	206,850	4,762,393
LaSalle Logiport REIT	1,500	2,429,188
Lasertec Corp.	97,875	17,318,913
Lawson, Inc.	63,228	2,897,651
Lintec Corp.	64,717	1,438,221
Lion Corp.	325,401	5,731,318
Lixil Corp.	333,128	9,047,996
M3, Inc.	543,771	36,643,663
Mabuchi Motor Co., Ltd.	65,304	2,589,002
Maeda Corp.	163,655	1,461,325
Makita Corp.	315,063	15,040,516
Mani, Inc.	83,196	1,885,196
Marubeni Corp.	2,052,705	18,441,214
Marui Group Co., Ltd.	266,269	5,115,948
Maruichi Steel Tube Ltd.	83,637	2,124,102
Matsui Securities Co., Ltd.	126,032	968,375
Matsumotokiyoshi Holdings Co., Ltd.	99,164	4,305,598
Mazda Motor Corp. *	720,327	6,353,418
Mebuki Financial Group, Inc.	1,453,614	3,145,807
Medipal Holdings Corp.	188,461	3,598,710
Megmilk Snow Brand Co., Ltd.	51,775	1,004,663

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MEIJI Holdings Co., Ltd.	171,264	10,651,928
MINEBEA MITSUMI, Inc.	520,374	14,289,879
MISUMI Group, Inc.	362,340	11,745,779
Mitsubishi Chemical Holdings Corp.	1,620,571	13,153,186
Mitsubishi Corp.	1,541,949	42,287,049
Mitsubishi Electric Corp.	2,571,351	40,250,791
Mitsubishi Estate Co., Ltd.	1,472,777	24,259,473
Mitsubishi Gas Chemical Co., Inc.	236,135	5,569,758
Mitsubishi HC Capital, Inc.	812,841	4,589,900
Mitsubishi Heavy Industries Ltd.	365,427	11,274,324
Mitsubishi Logistics Corp.	79,719	2,439,231
Mitsubishi Materials Corp.	167,273	3,589,582
Mitsubishi Motors Corp. *	820,976	2,306,720
Mitsubishi UFJ Financial Group, Inc.	16,168,951	92,816,174
Mitsui & Co., Ltd.	2,117,493	47,047,912
Mitsui Chemicals, Inc.	222,814	7,577,398
Mitsui Fudosan Co., Ltd.	1,194,526	28,409,027
Mitsui Fudosan Logistics Park, Inc.	457	2,343,696
Mitsui Mining & Smelting Co., Ltd.	71,599	2,089,864
Mitsui OSK Lines Ltd.	163,760	6,514,662
Miura Co., Ltd.	127,127	5,826,052
Mizuho Financial Group, Inc.	3,285,012	50,974,067
Mochida Pharmaceutical Co., Ltd.	32,292	1,073,219
MonotaRO Co., Ltd.	299,242	6,992,971
Mori Hills REIT Investment Corp.	1,472	2,101,423
Morinaga & Co., Ltd.	52,717	1,639,392
Morinaga Milk Industry Co., Ltd.	54,084	2,813,007
MS&AD Insurance Group Holdings, Inc.	622,939	19,128,575
Murata Manufacturing Co., Ltd.	739,751	56,173,318
Nabtesco Corp.	151,780	7,080,076
Nagase & Co., Ltd.	143,807	2,128,827
Nagoya Railroad Co., Ltd. *	251,943	4,918,587
Nankai Electric Railway Co., Ltd.	138,009	2,980,417
NEC Corp.	346,717	16,236,350
NEC Networks & System Integration Corp.	83,756	1,341,924
NET One Systems Co., Ltd.	111,021	3,402,053
Nexon Co., Ltd.	530,775	12,567,748
NGK Insulators Ltd.	354,719	6,315,434
NGK Spark Plug Co., Ltd.	248,337	3,958,488
NH Foods Ltd.	136,023	5,497,815
NHK Spring Co., Ltd.	214,404	1,627,891
Nichirei Corp.	135,199	3,495,074
Nidec Corp.	600,805	69,354,121
Nifco, Inc.	109,280	3,775,985
Nihon Kohden Corp.	99,723	2,833,684
Nihon M&A Center, Inc.	350,638	8,532,005
Nihon Unisys Ltd.	93,325	2,757,956
Nikon Corp.	424,008	4,445,385
Nintendo Co., Ltd.	138,668	85,703,696
Nippo Corp.	71,930	1,869,297
Nippon Accommodations Fund, Inc.	427	2,442,219
Nippon Building Fund, Inc.	1,437	9,185,824
Nippon Electric Glass Co., Ltd.	103,621	2,503,487
Nippon Express Co., Ltd.	88,744	7,189,898
Nippon Kayaku Co., Ltd.	220,869	2,082,666
Nippon Paint Holdings Co., Ltd.	1,048,566	15,322,078
Nippon Paper Industries Co., Ltd.	128,919	1,532,140
Nippon Prologis REIT, Inc.	2,057	6,359,445
Nippon Sanso Holdings Corp.	183,228	3,642,068
Nippon Shinyaku Co., Ltd.	65,290	4,707,885
Nippon Shokubai Co., Ltd.	42,260	2,159,593
Nippon Steel Corp.	1,043,593	19,951,392
Nippon Telegraph & Telephone Corp.	1,579,914	42,667,375
Nippon Yusen K.K.	202,814	8,298,822
Nipro Corp.	154,988	1,919,469
Nishi-Nippon Railroad Co., Ltd.	109,976	2,741,025
Nissan Chemical Corp.	179,533	9,435,788
Nissan Motor Co., Ltd. *	2,498,850	12,572,073
Security	Number of Shares	Value ($)
Nisshin Seifun Group, Inc.	333,402	5,065,831
Nissin Foods Holdings Co., Ltd.	89,810	6,516,788
Nitori Holdings Co., Ltd.	97,686	16,916,844
Nitto Denko Corp.	188,774	14,950,866
NOF Corp.	87,654	4,638,748
NOK Corp.	155,651	1,964,479
Nomura Holdings, Inc.	3,965,468	21,833,061
Nomura Real Estate Holdings, Inc.	146,998	3,864,253
Nomura Real Estate Master Fund, Inc.	4,184	6,581,787
Nomura Research Institute Ltd.	345,937	11,041,045
NS Solutions Corp.	46,356	1,378,351
NSK Ltd.	601,044	5,831,452
NTT Data Corp.	813,454	13,180,950
Obayashi Corp.	865,876	7,385,239
OBIC Business Consultants Co., Ltd.	18,090	993,531
Obic Co., Ltd.	85,921	16,133,382
Odakyu Electric Railway Co., Ltd.	395,232	10,414,934
Oji Holdings Corp.	1,177,185	7,064,716
OKUMA Corp.	41,848	2,203,227
Olympus Corp.	1,362,333	29,135,778
Omron Corp.	239,169	19,007,384
Ono Pharmaceutical Co., Ltd.	555,345	12,687,468
Open House Co., Ltd.	97,008	4,498,666
Oracle Corp. Japan *	42,374	3,841,498
Oriental Land Co., Ltd.	242,365	35,966,327
ORIX Corp.	1,572,264	27,892,585
Orix JREIT, Inc.	2,441	4,483,583
Osaka Gas Co., Ltd.	518,542	9,925,264
OSG Corp.	105,500	1,738,268
Otsuka Corp.	129,980	7,032,335
Otsuka Holdings Co., Ltd.	539,655	22,601,963
PALTAC Corp.	38,634	2,055,093
Pan Pacific International Holdings Corp.	669,868	13,400,406
Panasonic Corp.	2,754,889	31,475,499
Park24 Co., Ltd. *	140,004	2,935,660
Penta-Ocean Construction Co., Ltd.	377,076	2,698,421
PeptiDream, Inc. *	115,136	5,328,868
Persol Holdings Co., Ltd.	209,767	4,097,109
Pigeon Corp.	142,509	4,114,263
Pola Orbis Holdings, Inc.	97,571	2,548,069
Rakuten Group, Inc.	1,024,293	11,903,128
Recruit Holdings Co., Ltd.	1,749,032	89,968,393
Relo Group, Inc.	132,248	2,634,739
Renesas Electronics Corp. *	931,625	9,987,596
Rengo Co., Ltd.	287,170	2,431,055
RENOVA, Inc. *	57,184	1,869,302
Resona Holdings, Inc.	2,994,967	12,905,796
Resorttrust, Inc.	81,133	1,295,472
Ricoh Co., Ltd.	866,706	10,379,193
Rinnai Corp.	47,289	4,704,175
Rohm Co., Ltd.	105,126	9,884,090
Rohto Pharmaceutical Co., Ltd.	121,521	3,015,511
Ryohin Keikaku Co., Ltd.	296,646	5,715,780
Sankyo Co., Ltd.	63,143	1,553,097
Sankyu, Inc.	62,639	2,745,351
Santen Pharmaceutical Co., Ltd.	470,133	6,275,565
Sanwa Holdings Corp.	265,905	3,326,986
Sapporo Holdings Ltd.	84,823	1,683,734
Sawai Group Holdings Co., Ltd.	50,391	2,206,253
SBI Holdings, Inc.	311,922	7,964,328
SCREEN Holdings Co., Ltd.	49,728	4,657,408
SCSK Corp.	56,571	3,379,600
Secom Co., Ltd.	250,288	19,825,040
Sega Sammy Holdings, Inc.	255,371	3,278,780
Seibu Holdings, Inc. *	260,242	3,000,562
Seiko Epson Corp.	356,943	6,514,068
Seino Holdings Co., Ltd.	177,213	2,512,162
Sekisui Chemical Co., Ltd.	446,631	7,821,880
Sekisui House Ltd.	743,238	15,692,645

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sekisui House Reit, Inc.	3,769	3,081,001
Seven & i Holdings Co., Ltd.	1,000,244	44,102,597
Seven Bank Ltd.	870,753	1,828,997
SG Holdings Co., Ltd.	551,788	12,227,391
Sharp Corp.	208,132	3,894,846
Shikoku Electric Power Co., Inc.	202,847	1,377,829
Shimadzu Corp.	349,876	12,455,236
Shimamura Co., Ltd.	29,398	2,822,850
Shimano, Inc.	102,780	23,415,803
Shimizu Corp.	712,957	5,821,645
Shin-Etsu Chemical Co., Ltd.	515,441	89,777,425
Shinko Electric Industries Co., Ltd.	86,876	2,804,363
Shinsei Bank Ltd.	230,997	3,719,897
Shionogi & Co., Ltd.	353,130	18,049,045
Ship Healthcare Holdings, Inc.	102,578	2,460,566
Shiseido Co., Ltd.	500,955	36,263,721
SHO-BOND Holdings Co., Ltd.	57,324	2,400,337
Shochiku Co., Ltd. *	12,194	1,403,738
Showa Denko K.K.	190,387	6,033,177
Skylark Holdings Co., Ltd. *(a)	249,279	3,434,032
SMC Corp.	74,376	44,858,923
SMS Co., Ltd.	67,843	1,890,782
Softbank Corp.	3,560,488	45,730,296
SoftBank Group Corp.	1,801,572	137,409,283
Sohgo Security Services Co., Ltd.	84,102	3,938,398
Sojitz Corp.	1,616,047	5,025,579
Sompo Holdings, Inc.	428,395	17,260,452
Sony Group Corp.	1,598,193	159,419,661
Sotetsu Holdings, Inc.	98,572	1,919,006
Square Enix Holdings Co., Ltd.	105,450	5,666,829
Stanley Electric Co., Ltd.	183,634	5,535,319
Subaru Corp.	798,658	15,653,624
Sugi Holdings Co., Ltd.	44,241	3,483,765
SUMCO Corp.	291,552	6,760,242
Sumitomo Bakelite Co., Ltd.	42,072	1,717,693
Sumitomo Chemical Co., Ltd.	1,968,352	10,971,582
Sumitomo Corp.	1,540,170	21,875,386
Sumitomo Dainippon Pharma Co., Ltd.	224,877	4,330,889
Sumitomo Electric Industries Ltd.	960,693	14,859,184
Sumitomo Forestry Co., Ltd.	180,065	3,680,710
Sumitomo Heavy Industries Ltd.	145,751	4,598,827
Sumitomo Metal Mining Co., Ltd.	301,544	13,520,468
Sumitomo Mitsui Financial Group, Inc.	1,683,717	61,653,361
Sumitomo Mitsui Trust Holdings, Inc.	466,484	16,330,652
Sumitomo Realty & Development Co., Ltd.	511,029	17,439,344
Sumitomo Rubber Industries Ltd.	250,522	3,239,302
Sundrug Co., Ltd.	85,296	2,892,967
Suntory Beverage & Food Ltd.	162,157	6,038,035
Suzuken Co., Ltd.	99,482	3,138,918
Suzuki Motor Corp.	581,389	25,507,633
Sysmex Corp.	244,365	25,419,737
T&D Holdings, Inc.	699,870	9,552,215
Taiheiyo Cement Corp.	158,730	3,705,023
Taisei Corp.	257,755	9,128,945
Taisho Pharmaceutical Holdings Co., Ltd.	55,714	3,186,552
Taiyo Yuden Co., Ltd.	162,450	7,755,058
Takara Bio, Inc.	57,965	1,574,371
Takara Holdings, Inc.	230,124	3,090,640
Takashimaya Co., Ltd.	177,130	1,997,192
Takeda Pharmaceutical Co., Ltd.	1,978,342	67,710,655
TDK Corp.	154,224	19,520,783
TechnoPro Holdings, Inc.	46,610	3,377,874
Teijin Ltd.	233,058	3,848,450
Terumo Corp.	844,580	32,723,395
The Bank of Kyoto Ltd.	91,766	4,639,409
The Chiba Bank Ltd.	783,482	5,093,791
The Chugoku Bank Ltd.	237,492	1,921,963
The Chugoku Electric Power Co., Inc.	389,966	3,783,530
Security	Number of Shares	Value ($)
The Gunma Bank Ltd.	596,533	1,974,431
The Hachijuni Bank Ltd.	581,108	2,013,204
The Iyo Bank Ltd.	359,732	1,926,639
The Kansai Electric Power Co., Inc.	949,075	8,975,113
The Shizuoka Bank Ltd.	645,062	5,173,400
The Yokohama Rubber Co., Ltd.	134,156	2,748,383
THK Co., Ltd.	143,447	4,754,392
TIS, Inc.	308,906	7,940,689
Tobu Railway Co., Ltd.	265,926	6,838,270
Toda Corp.	320,965	2,346,496
Toho Co., Ltd.	147,423	6,159,661
Toho Gas Co., Ltd.	117,405	6,512,121
Tohoku Electric Power Co., Inc.	608,334	4,961,815
Tokai Carbon Co., Ltd.	273,430	4,104,869
Tokai Rika Co., Ltd.	83,551	1,367,509
Tokio Marine Holdings, Inc.	845,765	39,767,682
Tokuyama Corp.	90,566	1,905,612
Tokyo Century Corp.	79,093	4,660,356
Tokyo Electric Power Co. Holdings, Inc. *	2,048,333	6,425,778
Tokyo Electron Ltd.	191,758	84,200,899
Tokyo Gas Co., Ltd.	539,382	10,689,548
Tokyo Ohka Kogyo Co., Ltd.	48,491	3,073,265
Tokyo Tatemono Co., Ltd.	251,722	3,847,644
Tokyu Corp.	619,050	8,325,301
Tokyu Fudosan Holdings Corp.	782,999	4,720,421
Toppan Printing Co., Ltd.	367,084	6,432,106
Toray Industries, Inc.	2,000,450	13,273,275
Toshiba Corp.	574,326	24,283,845
Toshiba TEC Corp.	31,108	1,219,145
Tosoh Corp.	356,537	6,370,495
TOTO Ltd.	184,550	10,202,901
Toyo Seikan Group Holdings Ltd.	202,694	2,775,696
Toyo Suisan Kaisha Ltd.	114,108	4,648,364
Toyo Tire Corp.	128,324	2,619,572
Toyoda Gosei Co., Ltd.	98,478	2,521,610
Toyota Boshoku Corp.	80,788	1,567,643
Toyota Industries Corp.	203,883	17,723,314
Toyota Motor Corp.	3,190,387	265,007,368
Toyota Tsusho Corp.	286,240	13,117,978
Trend Micro, Inc.	147,820	7,527,093
TS Tech Co., Ltd.	138,694	1,981,253
Tsumura & Co.	91,543	2,967,500
Tsuruha Holdings, Inc.	53,479	6,501,607
Ube Industries Ltd.	134,001	2,853,652
Ulvac, Inc.	64,137	2,974,301
Unicharm Corp.	510,447	20,297,201
United Urban Investment Corp.	2,767	3,965,258
Ushio, Inc.	152,484	2,194,882
USS Co., Ltd.	270,868	4,780,675
Welcia Holdings Co., Ltd.	128,550	3,956,733
West Japan Railway Co.	234,966	13,466,612
Yakult Honsha Co., Ltd.	171,409	9,258,190
Yamada Holdings Co., Ltd.	949,671	4,637,175
Yamaguchi Financial Group, Inc.	301,054	1,798,522
Yamaha Corp.	203,655	12,314,669
Yamaha Motor Co., Ltd.	371,358	10,957,551
Yamato Holdings Co., Ltd.	434,952	11,904,574
Yamato Kogyo Co., Ltd.	55,033	1,824,008
Yamazaki Baking Co., Ltd.	154,629	2,332,617
Yaoko Co., Ltd.	28,747	1,686,003
Yaskawa Electric Corp.	334,326	15,929,695
Yokogawa Electric Corp.	305,583	4,968,242
Z Holdings Corp.	3,328,025	15,905,523
Zenkoku Hosho Co., Ltd.	69,312	2,873,951
Zensho Holdings Co., Ltd.	126,010	3,150,966
Zeon Corp.	188,983	2,883,505
ZOZO, Inc.	122,400	4,184,806
		5,815,258,669

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Netherlands 3.6%
Aalberts N.V.	125,760	7,146,525
ABN AMRO Bank N.V. *	546,842	7,303,510
Adyen N.V. *	34,588	80,146,097
Aegon N.V.	2,356,694	11,138,730
Akzo Nobel N.V.	242,396	30,885,731
ArcelorMittal S.A. *	913,544	29,484,526
ASM International N.V.	62,528	19,521,981
ASML Holding N.V.	517,963	348,477,331
ASR Nederland N.V.	175,489	7,541,873
Galapagos N.V. *	62,525	4,783,151
GrandVision N.V.	62,589	2,081,428
Heineken Holding N.V.	135,258	13,675,456
Heineken N.V.	307,264	36,733,176
IMCD N.V.	73,046	11,887,859
ING Groep N.V.	5,055,451	70,303,123
InPost S.A. *	258,386	5,020,309
JDE Peet's N.V. *	113,229	4,462,032
Koninklijke Ahold Delhaize N.V.	1,377,937	40,007,855
Koninklijke DSM N.V.	222,915	41,003,128
Koninklijke KPN N.V.	4,349,689	14,507,494
Koninklijke Philips N.V.	1,178,891	66,554,479
Koninklijke Vopak N.V.	84,123	3,982,156
NN Group N.V.	406,290	20,638,253
Prosus N.V. *	559,361	57,815,566
Randstad N.V.	142,197	11,068,584
Signify N.V.	163,115	10,070,042
Unibail-Rodamco-Westfield *	179,401	15,771,838
Wolters Kluwer N.V.	345,045	33,095,725
		1,005,107,958

New Zealand 0.2%
Auckland International Airport Ltd. *	1,564,980	8,282,659
Contact Energy Ltd.	955,279	5,353,624
Fisher & Paykel Healthcare Corp., Ltd.	729,147	15,441,332
Fletcher Building Ltd.	1,055,291	5,684,590
Infratil Ltd.	649,873	3,538,397
Kiwi Property Group Ltd.	2,454,560	2,135,468
Mercury NZ Ltd.	907,386	4,302,372
Meridian Energy Ltd.	1,566,207	5,847,827
Ryman Healthcare Ltd.	548,779	5,196,115
SKYCITY Entertainment Group Ltd. *	1,058,248	2,746,683
Spark New Zealand Ltd.	2,525,489	8,230,255
The a2 Milk Co., Ltd. *	940,443	4,009,109
		70,768,431

Norway 0.6%
Adevinta A.S.A., Class B *	288,657	5,603,380
Aker A.S.A., A Shares	32,221	2,494,942
Aker BP A.S.A.	148,860	4,387,929
DNB A.S.A.	1,317,605	29,369,644
Equinor A.S.A.	1,240,005	26,961,728
Gjensidige Forsikring A.S.A.	215,749	4,863,306
Leroy Seafood Group A.S.A.	320,840	2,899,797
Mowi A.S.A.	553,516	14,421,345
Norsk Hydro A.S.A.	1,748,765	11,339,336
Orkla A.S.A.	1,017,684	10,625,412
Salmar A.S.A.	65,696	4,855,829
Scatec A.S.A.	153,028	4,129,853
Schibsted A.S.A., B Shares	124,105	5,144,987
Schibsted A.S.A., Class A	101,791	4,970,347
Telenor A.S.A.	811,870	14,147,022
Tomra Systems A.S.A.	152,960	7,944,833
Yara International A.S.A.	221,936	11,846,219
		166,005,909

Security	Number of Shares	Value ($)
Poland 0.3%
Allegro.eu S.A. *	497,231	7,902,311
Bank Polska Kasa Opieki S.A. *	207,790	5,390,985
CD Projekt S.A.	80,425	3,901,791
Cyfrowy Polsat S.A.	346,238	2,887,707
Dino Polska S.A. *	60,137	4,656,147
KGHM Polska Miedz S.A. *	175,547	9,676,438
LPP S.A. *	1,326	4,131,874
Polski Koncern Naftowy Orlen S.A.	407,772	8,855,674
Polskie Gornictwo Naftowe i Gazownictwo S.A.	2,249,229	4,029,236
Powszechna Kasa Oszczednosci Bank Polski S.A. *	1,105,645	11,954,705
Powszechny Zaklad Ubezpieczen S.A. *	733,244	7,350,468
Santander Bank Polska S.A. *	37,165	2,739,202
		73,476,538

Portugal 0.1%
Banco Espirito Santo S.A. *(b)	505,213	—
EDP - Energias de Portugal S.A.	3,655,733	21,277,537
EDP Renovaveis S.A.	311,085	7,389,489
Galp Energia, SGPS, S.A.	650,244	8,146,694
Jeronimo Martins, SGPS, S.A.	321,914	6,221,294
		43,035,014

Republic of Korea 5.0%
Alteogen, Inc. *	32,859	2,080,019
Amorepacific Corp.	45,112	11,608,665
AMOREPACIFIC Group	38,307	2,620,662
BGF retail Co., Ltd.	10,756	1,726,284
BNK Financial Group, Inc.	429,651	3,062,607
Celltrion Healthcare Co., Ltd. *	94,973	10,261,137
Celltrion Pharm, Inc. *	22,043	2,729,435
Celltrion, Inc. *	135,984	33,346,744
Cheil Worldwide, Inc.	86,722	1,870,048
CJ CheilJedang Corp.	11,023	4,669,925
CJ Corp.	17,091	1,677,992
CJ ENM Co., Ltd.	14,244	2,000,009
CJ Logistics Corp. *	9,772	1,489,501
Coway Co., Ltd.	77,521	5,643,957
Daewoo Engineering & Construction Co., Ltd. *	229,779	1,644,075
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	58,894	1,782,186
DB Insurance Co., Ltd.	63,562	2,883,742
DGB Financial Group, Inc.	212,749	1,800,727
DL E&C Co., Ltd. *	21,455	2,577,755
DL Holdings Co., Ltd.	20,200	1,508,706
Dongsuh Cos., Inc.	38,644	1,044,667
Doosan Heavy Industries & Construction Co., Ltd. *	249,041	3,985,817
Doosan Infracore Co., Ltd. *	193,087	2,146,758
E-MART, Inc.	23,945	3,349,251
Fila Holdings Corp.	75,390	3,711,029
Green Cross Corp.	6,856	2,136,161
GS Engineering & Construction Corp.	81,739	3,254,023
GS Holdings Corp.	62,921	2,609,250
GS Retail Co., Ltd.	57,860	1,932,471
Hana Financial Group, Inc.	376,621	15,381,589
Hanjin Kal Corp. *	37,209	2,191,905
Hankook Tire & Technology Co., Ltd.	103,759	4,498,115
Hanmi Pharm Co., Ltd.	10,318	3,261,091
Hanmi Science Co., Ltd.	22,525	1,409,706
Hanon Systems	203,096	3,086,593
Hanssem Co., Ltd.	12,775	1,237,066
Hanwha Aerospace Co., Ltd.	46,950	1,993,260

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hanwha Corp.	85,023	2,420,407
Hanwha Life Insurance Co., Ltd.	364,447	1,280,940
Hanwha Solutions Corp. *	124,010	5,031,339
HDC Hyundai Development Co-Engineering & Construction	55,942	1,467,142
Helixmith Co., Ltd. *	37,859	1,059,088
Hite Jinro Co., Ltd.	37,827	1,283,737
HLB, Inc. *	116,310	3,514,433
HMM Co., Ltd. *	368,991	16,426,435
Hotel Shilla Co., Ltd.	44,284	3,867,356
Hyundai Department Store Co., Ltd.	25,221	2,030,705
Hyundai Engineering & Construction Co., Ltd.	92,517	4,653,639
Hyundai Glovis Co., Ltd.	25,587	4,393,356
Hyundai Heavy Industries Holdings Co., Ltd.	67,370	4,210,247
Hyundai Marine & Fire Insurance Co., Ltd.	81,377	1,791,272
Hyundai Mipo Dockyard Co., Ltd. *	25,709	1,961,657
Hyundai Mobis Co., Ltd.	82,782	20,671,377
Hyundai Motor Co.	179,322	37,301,806
Hyundai Steel Co.	101,250	4,838,721
Hyundai Wia Corp.	26,646	1,963,867
Industrial Bank of Korea	371,793	3,616,923
Kakao Corp.	350,501	38,340,466
Kangwon Land, Inc. *	132,965	3,326,211
KB Financial Group, Inc.	503,750	25,745,315
KCC Corp.	6,850	1,910,114
Kia Corp.	334,536	25,405,899
Korea Aerospace Industries Ltd.	85,241	2,590,935
Korea Electric Power Corp.	334,407	7,630,824
Korea Investment Holdings Co., Ltd.	50,210	4,704,514
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	55,994	7,179,362
Korea Zinc Co., Ltd.	12,722	5,258,533
Korean Air Lines Co., Ltd. *	225,637	6,423,361
KT&G Corp.	144,361	10,833,870
Kumho Petrochemical Co., Ltd.	21,635	4,529,519
LG Chem Ltd.	57,924	43,210,587
LG Corp.	104,794	10,053,760
LG Display Co., Ltd. *	301,152	6,318,441
LG Electronics, Inc.	139,318	18,924,663
LG Household & Health Care Ltd.	11,204	15,369,963
LG Innotek Co., Ltd.	19,948	3,603,983
LG Uplus Corp.	272,530	3,640,901
Lotte Chemical Corp.	20,169	5,081,583
LOTTE Fine Chemical Co., Ltd.	27,594	1,645,298
Lotte Shopping Co., Ltd.	14,337	1,504,016
LS Corp.	20,644	1,269,774
LX Holdings Corp. *	50,818	558,168
Mando Corp. *	44,889	2,616,144
Medytox, Inc.	5,630	858,660
Mirae Asset Securities Co., Ltd.	555,092	4,907,386
NAVER Corp.	170,495	54,727,168
NCSoft Corp.	21,735	16,603,802
Netmarble Corp.	25,359	3,115,021
NH Investment & Securities Co., Ltd.	169,764	2,039,664
OCI Co., Ltd. *	24,141	2,727,307
Orion Corp.	28,942	3,075,071
POSCO	85,776	27,456,318
POSCO Chemical Co., Ltd.	36,836	4,921,155
Posco International Corp.	66,741	1,286,588
S-1 Corp.	24,571	1,784,498
S-Oil Corp. *	49,592	4,224,191
Samsung Biologics Co., Ltd. *	17,334	12,853,239
Samsung C&T Corp.	110,354	13,654,489
Samsung Card Co., Ltd.	43,854	1,309,368
Samsung Electro-Mechanics Co., Ltd.	70,989	10,693,223
Security	Number of Shares	Value ($)
Samsung Electronics Co., Ltd.	6,098,069	437,958,690
Samsung Engineering Co., Ltd. *	197,491	3,417,535
Samsung Fire & Marine Insurance Co., Ltd.	45,753	8,614,839
Samsung Heavy Industries Co., Ltd. *	618,016	3,258,257
Samsung Life Insurance Co., Ltd.	89,337	6,664,430
Samsung SDI Co., Ltd.	69,766	40,034,287
Samsung SDS Co., Ltd.	42,176	6,863,574
Samsung Securities Co., Ltd.	92,493	3,848,001
Seegene, Inc.	36,478	2,233,881
Shin Poong Pharmaceutical Co., Ltd.	47,355	2,781,093
Shinhan Financial Group Co., Ltd.	646,389	24,486,627
Shinsegae, Inc.	9,042	2,553,779
SillaJen, Inc. *(b)	68,458	—
SK Biopharmaceuticals Co., Ltd. *	34,905	3,536,506
SK Chemicals Co., Ltd.	11,424	2,596,596
SK Holdings Co., Ltd.	40,354	9,606,372
SK Hynix, Inc.	670,272	75,122,389
SK Innovation Co., Ltd. *	70,234	17,254,654
SK Telecom Co., Ltd.	34,791	9,888,592
SKC Co., Ltd.	25,050	2,919,842
Woori Financial Group, Inc.	678,377	6,721,121
Yuhan Corp.	59,161	3,394,875
		1,375,666,667

Singapore 1.0%
Ascendas Real Estate Investment Trust	4,260,871	9,370,567
Ascott Residence Trust	2,564,864	1,928,688
CapitaLand Integrated Commercial Trust	5,532,459	8,571,298
CapitaLand Ltd.	3,416,908	9,451,242
City Developments Ltd.	641,551	3,699,391
ComfortDelGro Corp., Ltd.	2,751,624	3,493,598
DBS Group Holdings Ltd.	2,314,517	53,192,610
Frasers Logistics & Commercial Trust	3,500,773	3,756,876
Genting Singapore Ltd.	7,984,913	5,099,192
Golden Agri-Resources Ltd.	9,351,788	1,660,875
Hutchison Port Holdings Trust	6,638,893	1,593,334
Jardine Cycle & Carriage Ltd.	152,682	2,559,316
Keppel Corp., Ltd.	1,865,914	7,558,418
Keppel DC REIT	1,658,520	3,221,279
Keppel REIT	2,491,273	2,184,006
Mapletree Commercial Trust	2,855,687	4,467,406
Mapletree Industrial Trust	2,227,427	4,629,251
Mapletree Logistics Trust	3,699,327	5,535,571
Mapletree North Asia Commercial Trust	3,124,695	2,432,312
NetLink NBN Trust	4,400,544	3,176,027
Oversea-Chinese Banking Corp., Ltd.	4,514,222	42,644,933
SATS Ltd. *	890,027	2,670,350
Sembcorp Industries Ltd.	1,248,166	2,075,246
Sembcorp Marine Ltd. *	9,570,691	1,446,598
Singapore Airlines Ltd. *	1,673,787	6,274,171
Singapore Exchange Ltd.	1,086,763	8,533,455
Singapore Press Holdings Ltd.	2,228,549	2,947,371
Singapore Technologies Engineering Ltd.	1,967,821	5,785,084
Singapore Telecommunications Ltd.	9,809,893	17,941,310
Suntec Real Estate Investment Trust	3,066,115	3,359,936
United Overseas Bank Ltd.	1,680,948	33,385,213
UOL Group Ltd.	641,277	3,596,036
Venture Corp., Ltd.	342,318	4,982,652
Wilmar International Ltd.	2,729,876	9,882,184
		283,105,796

Spain 2.1%
Acciona S.A.	29,639	5,123,263
ACS, Actividades de Construccion y Servicios S.A.	288,321	8,885,821
Aena SME S.A. *	91,195	15,885,753

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Amadeus IT Group S.A. *	549,763	41,521,014
Banco Bilbao Vizcaya Argentaria S.A. *	8,625,434	53,859,251
Banco Santander S.A. *	22,213,909	93,370,089
Bankinter S.A.	868,571	4,951,673
CaixaBank S.A.	5,736,015	19,850,994
Cellnex Telecom S.A. *	617,785	37,484,753
Enagas S.A.	324,702	7,621,973
Endesa S.A.	404,773	11,661,205
Ferrovial S.A.	622,755	18,183,857
Grifols S.A.	427,439	11,897,648
Iberdrola S.A.	7,607,068	104,758,342
Industria de Diseno Textil S.A.	1,364,012	53,037,351
Inmobiliaria Colonial Socimi S.A.	433,273	4,810,819
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros *	866,620	1,689,077
Mapfre S.A.	1,303,784	2,982,648
Merlin Properties Socimi S.A.	417,963	4,817,498
Naturgy Energy Group S.A.	381,648	9,981,499
Red Electrica Corp. S.A.	562,868	11,258,498
Repsol S.A.	1,754,192	23,428,630
Siemens Gamesa Renewable Energy S.A.	287,411	9,491,474
Telefonica S.A.	6,259,939	30,750,008
Zardoya Otis S.A.	217,382	1,514,678
		588,817,816

Sweden 3.2%
Alfa Laval AB	401,857	14,969,799
Assa Abloy AB, B Shares	1,191,304	36,676,210
Atlas Copco AB, A Shares	804,927	49,136,355
Atlas Copco AB, B Shares	507,711	26,435,528
Boliden AB	352,420	14,127,630
Castellum AB	358,604	9,277,733
Electrolux AB, Series B	303,961	8,642,021
Elekta AB, B Shares	459,860	6,363,152
Epiroc AB, A Shares	801,953	18,261,685
Epiroc AB, A Shares Redemption Shares *	797,545	287,035
Epiroc AB, B Shares	489,432	9,907,090
Epiroc AB, B Shares Redemption Shares *	486,734	174,882
EQT AB	260,483	9,459,247
Essity AB, B Shares	787,800	27,226,235
Evolution AB	207,686	38,668,159
Fastighets AB Balder, B Shares *	134,097	8,427,592
Getinge AB, B Shares	286,486	10,145,332
H & M Hennes & Mauritz AB, B Shares *	1,132,850	29,247,617
Hexagon AB, B Shares	2,305,771	32,930,482
Holmen AB, B Shares	121,121	5,540,960
Husqvarna AB, B Shares	539,496	7,941,582
ICA Gruppen AB	97,867	4,789,977
Industrivarden AB, A Shares	277,444	11,295,396
Industrivarden AB, C Shares	204,570	7,984,371
Indutrade AB	361,117	9,533,683
Investment AB Latour, B Shares	193,796	6,553,173
Investor AB, A Shares	733,004	16,841,352
Investor AB, B Shares	2,349,648	53,914,452
Kinnevik AB, B Shares *	656,144	18,067,326
L E Lundbergfortagen AB, B Shares	98,388	6,034,420
Lifco AB, B Shares	294,737	6,557,542
Lundin Energy AB	248,847	8,519,372
Nibe Industrier AB, B Shares	1,531,124	16,086,204
Saab AB, B Shares	117,730	3,460,400
Sagax AB, B Shares	249,163	7,066,076
Sandvik AB	1,388,343	36,886,568
Securitas AB, B Shares	395,907	6,474,914
Sinch AB *	57,228	10,246,548
Skandinaviska Enskilda Banken AB, A Shares	1,888,912	24,366,688
Security	Number of Shares	Value ($)
Skanska AB, B Shares	457,095	12,896,958
SKF AB, B Shares	492,668	13,320,472
Svenska Cellulosa AB SCA, B Shares	801,365	13,385,293
Svenska Handelsbanken AB, A Shares	1,970,624	22,505,721
Sweco AB, B Shares	254,355	4,489,984
Swedbank AB, A Shares	1,299,199	23,811,415
Swedish Match AB	1,961,534	18,149,693
Swedish Orphan Biovitrum AB *	228,495	3,896,205
Tele2 AB, B Shares	715,148	9,728,034
Telefonaktiebolaget LM Ericsson, B Shares	3,933,003	52,620,894
Telia Co. AB	3,342,089	14,819,280
Trelleborg AB, B Shares	310,449	7,960,996
Volvo AB, A Shares	261,123	7,078,919
Volvo AB, B Shares	1,957,994	51,562,689
		874,751,341

Switzerland 7.7%
ABB Ltd.	2,210,314	75,342,963
Adecco Group AG	197,174	13,669,971
Alcon, Inc.	609,154	42,530,123
ams AG *	349,750	6,885,806
Baloise Holding AG	58,078	9,672,676
Banque Cantonale Vaudoise	39,234	3,700,868
Barry Callebaut AG	4,564	10,385,059
BKW AG	23,300	2,593,923
Chocoladefabriken Lindt & Sprungli AG	127	12,713,405
Chocoladefabriken Lindt & Sprungli AG, Participation Certificate	1,321	12,460,741
Cie Financiere Richemont S.A.	660,919	80,260,482
Clariant AG *	293,123	6,340,875
Credit Suisse Group AG	3,119,191	34,149,778
DKSH Holding AG	44,881	3,660,092
EMS-Chemie Holding AG	8,908	8,363,158
Flughafen Zuerich AG *	24,379	4,268,797
Geberit AG	45,420	32,993,274
Georg Fischer AG	5,300	7,619,799
Givaudan S.A.	11,971	53,533,998
Helvetia Holding AG	54,686	6,142,719
Holcim Ltd. *	670,657	40,177,574
Julius Baer Group Ltd.	278,733	18,983,760
Kuehne & Nagel International AG	64,505	21,779,978
Logitech International S.A.	190,649	23,469,706
Lonza Group AG	95,850	62,022,154
Nestle S.A.	3,617,367	446,599,435
Novartis AG	2,747,533	242,990,530
OC Oerlikon Corp. AG	251,284	2,884,022
Partners Group Holding AG	28,883	43,642,998
PSP Swiss Property AG	56,678	7,418,108
Roche Holding AG	899,834	315,524,260
Roche Holding AG, Bearer Shares	37,290	14,094,837
Schindler Holding AG	24,679	7,172,964
Schindler Holding AG, Participation Certificate	53,489	15,915,065
SGS S.A.	7,556	23,632,176
SIG Combibloc Group AG *	417,007	11,045,438
Sika AG	180,372	58,136,678
Sonova Holding AG *	67,390	23,877,197
Straumann Holding AG	12,981	20,335,770
Sulzer AG	22,368	2,867,915
Swiss Life Holding AG	40,261	21,001,655
Swiss Prime Site AG	97,247	9,994,275
Swiss Re AG	362,845	35,105,319
Swisscom AG	33,053	18,684,925
Tecan Group AG	15,347	7,686,715
Temenos AG	80,249	12,428,988
The Swatch Group AG	52,448	3,630,365
The Swatch Group AG, Bearer Shares	38,152	13,818,735

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
UBS Group AG	4,355,324	71,108,812
VAT Group AG	33,078	10,091,905
Vifor Pharma AG	66,292	9,681,777
Zurich Insurance Group AG	193,435	81,388,628
		2,124,481,171

United Kingdom 12.8%
3i Group plc	1,227,336	21,630,424
Admiral Group plc	268,997	11,209,273
Anglo American plc	1,591,321	70,733,601
Antofagasta plc	437,773	9,586,660
Ashmore Group plc	612,196	3,439,025
Ashtead Group plc	581,913	42,474,378
Associated British Foods plc *	461,119	15,174,647
AstraZeneca plc	1,701,245	194,078,451
Auto Trader Group plc *	1,222,293	9,732,689
Avast plc	728,306	4,863,683
AVEVA Group plc	151,893	7,535,501
Aviva plc	5,072,147	29,571,637
B&M European Value Retail S.A.	1,170,863	9,562,226
BAE Systems plc	4,136,120	30,881,928
Barclays plc	22,374,204	58,085,317
Barratt Developments plc	1,312,795	14,079,229
Bellway plc	166,043	8,423,476
Berkeley Group Holdings plc	148,123	9,826,661
BHP Group plc	2,685,651	80,840,687
BP plc	25,756,740	111,803,548
British American Tobacco plc	2,960,510	113,879,815
BT Group plc *	11,343,259	28,121,204
Bunzl plc	431,405	13,976,609
Burberry Group plc *	529,421	16,033,666
Centrica plc *	7,733,081	5,993,115
Coca-Cola HBC AG *	259,307	9,445,148
Compass Group plc *	2,312,719	52,744,158
ConvaTec Group plc	2,070,153	6,973,958
CRH plc	1,020,006	53,336,445
Croda International plc	173,335	17,173,926
DCC plc	128,819	10,936,847
Derwent London plc	133,297	6,531,675
Diageo plc	2,977,943	143,726,337
Direct Line Insurance Group plc	1,760,283	7,420,067
DS Smith plc	1,645,500	9,761,577
easyJet plc *	284,474	4,059,633
Entain plc *	762,465	17,832,107
Evraz plc	731,234	6,610,512
Experian plc	1,170,703	44,866,604
Ferguson plc	290,353	39,455,136
Flutter Entertainment plc *	210,966	39,513,519
Fresnillo plc	233,108	2,966,678
GlaxoSmithKline plc	6,399,044	121,957,753
Glencore plc *	13,969,374	63,667,940
Halma plc	498,396	18,401,192
Hargreaves Lansdown plc	489,954	11,510,872
Hikma Pharmaceuticals plc	216,786	7,512,126
Hiscox Ltd. *	436,106	4,848,968
HomeServe plc	358,497	4,750,018
Howden Joinery Group plc	749,847	8,473,472
HSBC Holdings plc	26,434,859	170,649,522
IMI plc	338,198	7,959,936
Imperial Brands plc	1,222,962	27,743,636
Informa plc *	1,948,907	15,032,127
InterContinental Hotels Group plc *	235,554	16,435,173
Intermediate Capital Group plc	365,624	10,901,955
International Consolidated Airlines Group S.A. *	1,462,846	4,202,120
Intertek Group plc	208,028	16,010,027
ITV plc *	4,874,715	8,874,516
J Sainsbury plc	2,058,048	7,750,219
Security	Number of Shares	Value ($)
JD Sports Fashion plc *	641,220	8,593,324
Johnson Matthey plc	240,977	10,407,248
Just Eat Takeaway.com N.V. *	150,871	13,628,366
Kingfisher plc *	2,783,409	14,219,087
Land Securities Group plc	926,279	9,235,302
Legal & General Group plc	7,578,612	30,548,997
Lloyds Banking Group plc	91,075,209	64,423,469
London Stock Exchange Group plc	470,164	50,489,968
M&G plc	3,294,147	11,419,636
Meggitt plc *	1,050,867	7,583,959
Melrose Industries plc	6,249,379	15,302,403
Mondi plc	643,167	17,385,652
National Grid plc	4,563,657	60,771,717
Natwest Group plc	6,690,380	19,635,934
Next plc *	162,968	18,850,222
NMC Health plc *(b)	136,583	57,380
Ocado Group plc *	642,207	17,200,355
Pearson plc	996,521	11,560,493
Pennon Group plc	534,827	8,015,281
Persimmon plc	415,542	18,617,975
Phoenix Group Holdings plc	706,256	7,366,044
Polymetal International plc	455,758	10,962,727
Prudential plc	3,376,309	71,854,390
Quilter plc	2,309,818	5,033,639
Reckitt Benckiser Group plc	816,589	73,728,773
RELX plc	2,409,963	62,838,026
Renishaw plc	46,072	3,615,639
Rentokil Initial plc	2,364,484	15,884,073
Rightmove plc	1,124,604	9,614,957
Rio Tinto plc	1,406,865	120,960,074
Rolls-Royce Holdings plc *	9,665,350	14,666,043
Royal Dutch Shell plc, A Shares	5,288,821	100,903,278
Royal Dutch Shell plc, B Shares	4,852,846	88,319,509
RSA Insurance Group Ltd.	1,368,984	13,280,422
Schroders plc	144,052	7,264,966
Segro plc	1,537,929	22,754,074
Severn Trent plc	305,599	10,628,694
Smith & Nephew plc	1,146,777	25,047,887
Smiths Group plc	514,835	11,310,715
Smurfit Kappa Group plc	339,573	18,054,890
Spirax-Sarco Engineering plc	93,509	16,837,886
SSE plc	1,348,188	29,475,777
St. James's Place plc	678,661	13,447,301
Standard Chartered plc	3,368,369	24,251,733
Standard Life Aberdeen plc	2,868,007	11,182,614
Tate & Lyle plc	621,530	6,750,272
Taylor Wimpey plc	4,783,185	11,624,076
Tesco plc	9,828,806	31,111,622
The British Land Co. plc	1,214,918	8,785,117
The Sage Group plc	1,429,210	13,305,382
The Weir Group plc *	333,558	9,080,359
THG plc *	800,653	6,913,406
Travis Perkins plc *	285,381	6,643,985
TUI AG *(a)	938,813	5,751,668
Unilever plc	3,304,223	198,007,048
United Utilities Group plc	885,938	12,355,271
Vodafone Group plc	34,720,685	63,160,472
Whitbread plc *	262,505	11,843,176
Wickes Group plc *	318,857	1,157,354
Wm Morrison Supermarkets plc	2,948,567	7,393,439
WPP plc	1,544,978	21,335,935
		3,534,022,830
Total Common Stock
(Cost $20,805,879,372)		27,268,457,123

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Preferred Stock 0.9% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	79,758	7,277,074
FUCHS PETROLUB SE	92,930	4,770,361
Henkel AG & Co. KGaA	235,042	27,074,079
Porsche Automobil Holding SE	196,584	21,877,868
Sartorius AG	44,764	22,166,146
Volkswagen AG	239,140	65,879,390
		149,044,918

Italy 0.0%
Telecom Italia S.p.A. - RSP	7,266,944	4,152,580

Republic of Korea 0.3%
Hyundai Motor Co., Ltd.	30,266	2,985,080
Hyundai Motor Co., Ltd. 2nd	46,367	4,552,306
LG Chem Ltd.	11,864	4,074,161
LG Electronics, Inc.	24,000	1,540,752
LG Household & Health Care Ltd.	3,104	1,998,271
Samsung Electronics Co., Ltd.	1,072,260	69,413,765
		84,564,335
Total Preferred Stock
(Cost $145,569,408)		237,761,833

Rights 0.0% of net assets

Australia 0.0%
carsales.com Ltd. expires 06/02/21 *(b)	39,311	74,555

Singapore 0.0%
Mapletree Industrial Trust expires 06/11/21 *(b)	111,371	9,258
Singapore Airlines Ltd. expires 06/16/21 *(b)	3,498,215	65,396
		74,654

Security	Number of Shares	Value ($)
Spain 0.0%
Ferrovial S.A. expires 06/01/21 *(b)	604,080	146,988
Total Rights
(Cost $143,709)		296,197

Investment Companies 0.4% of net assets

United States 0.4%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	11,868,426	11,868,426
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	94,783,610	94,783,610
Total Investment Companies
(Cost $106,652,036)		106,652,036

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/18/21	1,468	171,535,800	3,734,186
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $89,901,304.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$21,465,689,931	$—	$—	$21,465,689,931
Hong Kong	850,042,681	—	—*	850,042,681
Portugal	43,035,014	—	—*	43,035,014
Republic of Korea	1,375,666,667	—	—*	1,375,666,667
United Kingdom	3,533,965,450	—	57,380	3,534,022,830
Preferred Stock[1]	237,761,833	—	—	237,761,833
Rights[1]
Australia	—	—	74,555	74,555
Singapore	—	—	74,654	74,654
Spain	—	—	146,988	146,988
Investment Companies[1]	106,652,036	—	—	106,652,036
Futures Contracts[2]	3,734,186	—	—	3,734,186
Total	$27,616,547,798	$—	$353,577	$27,616,901,375
*	Level 3 amount shown includes securities determined to have no value at May 31, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets

Australia 6.4%
Abacus Property Group	661,138	1,534,210
Accent Group Ltd.	517,086	1,084,321
Alkane Resources Ltd. *	703,427	477,230
AMA Group Ltd. *	750,263	318,128
Andromeda Metals Ltd. *	3,138,662	532,345
APN Industria REIT	269,956	657,667
ARB Corp., Ltd.	98,840	3,205,001
Arena REIT	479,592	1,268,213
Asaleo Care Ltd.	493,950	535,039
AUB Group Ltd.	98,788	1,489,701
Audinate Group Ltd. *	92,753	547,036
Aurelia Metals Ltd.	1,793,830	615,414
Austal Ltd.	459,982	844,003
Australian Agricultural Co., Ltd. *	470,840	450,113
Australian Ethical Investment Ltd.	163,056	1,181,655
Australian Finance Group Ltd.	295,183	634,924
Australian Pharmaceutical Industries Ltd.	601,599	535,692
Australian Strategic Materials Ltd. *(a)	146,663	525,775
Aventus Group	620,279	1,396,356
Baby Bunting Group Ltd.	184,004	872,426
Bapcor Ltd.	502,684	3,127,482
Bega Cheese Ltd.	465,278	2,073,321
Bellevue Gold Ltd. *	1,149,558	828,645
Bingo Industries Ltd.	695,057	1,837,980
Blackmores Ltd.	22,094	1,181,945
Bravura Solutions Ltd.	370,614	937,178
Breville Group Ltd.	202,719	4,246,296
Brickworks Ltd.	84,794	1,371,503
Bubs Australia Ltd. *(a)	850,468	222,927
BWP Trust	721,050	2,356,988
BWX Ltd.	189,436	744,833
Capricorn Metals Ltd. *	429,321	612,322
Carnarvon Petroleum Ltd. *	2,352,697	453,453
Cedar Woods Properties Ltd.	83,497	453,179
Centuria Capital Group	727,773	1,514,907
Centuria Industrial REIT	713,374	1,990,912
Centuria Office REIT	580,360	1,006,714
Chalice Mining Ltd. *	444,646	2,978,931
Champion Iron Ltd. *	636,506	3,238,714
Charter Hall Long Wale REIT	806,417	2,971,760
Charter Hall Retail REIT	699,791	2,028,535
Charter Hall Social Infrastructure REIT	485,314	1,272,120
City Chic Collective Ltd. *	209,594	752,993
Clinuvel Pharmaceuticals Ltd.	58,575	1,343,011
Codan Ltd.	178,292	2,615,754
Collins Foods Ltd.	173,299	1,668,725
Cooper Energy Ltd. *	2,134,349	468,961
Coronado Global Resources, Inc. *	1,085,143	581,431
Corporate Travel Management Ltd. *	155,437	2,582,426
Costa Group Holdings Ltd.	561,194	1,432,080
Credit Corp. Group Ltd.	82,508	1,840,860
Cromwell Property Group	2,106,006	1,461,263
Security	Number of Shares	Value ($)
Dacian Gold Ltd. *	1,032,015	226,755
Data#3 Ltd.	208,499	964,454
De Grey Mining Ltd. *	1,830,179	2,208,178
Dicker Data Ltd.	73,091	591,670
Eagers Automotive Ltd.	291,955	3,473,026
Eclipx Group Ltd. *	459,091	753,884
Elders Ltd.	224,128	1,928,353
Electro Optic Systems Holdings Ltd. *	191,170	567,423
Emeco Holdings Ltd. *	785,836	548,285
EML Payments Ltd. *	435,316	1,147,775
Estia Health Ltd. *	347,909	675,916
Event Hospitality & Entertainment Ltd. *	153,060	1,523,401
Fineos Corp., Ltd. *	192,544	561,110
Freedom Foods Group Ltd. *	178,471	59,853
G.U.D. Holdings Ltd.	137,081	1,255,509
G8 Education Ltd. *	1,270,704	989,446
Galaxy Resources Ltd. *	716,084	2,119,929
GDI Property Group	670,000	555,277
Genworth Mortgage Insurance Australia Ltd. *	285,996	610,753
Gold Road Resources Ltd.	1,214,396	1,409,039
GrainCorp Ltd., Class A	339,420	1,310,996
Growthpoint Properties Australia Ltd.	456,912	1,349,142
GWA Group Ltd.	386,002	848,126
Hansen Technologies Ltd.	245,158	1,020,625
Healius Ltd.	856,092	2,732,417
Hotel Property Investments	246,692	614,305
HUB24 Ltd.	71,755	1,484,223
Humm Group Ltd. *	537,341	422,548
Imdex Ltd.	549,022	884,631
Infomedia Ltd.	553,493	588,867
Ingenia Communities Group	430,816	1,833,400
Inghams Group Ltd.	268,768	706,575
Integral Diagnostics Ltd.	198,849	743,518
InvoCare Ltd.	209,777	1,706,226
IPH Ltd.	237,983	1,234,773
IRESS Ltd.	278,749	2,288,701
Jumbo Interactive Ltd.	72,734	845,600
Juno Minerals Ltd. *	135,308	17,212
Jupiter Mines Ltd.	2,248,207	502,644
Karoon Energy Ltd. *	733,429	689,833
Kogan.com Ltd. (a)	96,117	755,093
Lifestyle Communities Ltd.	136,090	1,510,828
Link Administration Holdings Ltd.	754,387	3,169,691
Lovisa Holdings Ltd.	78,449	849,748
Lynas Rare Earths Ltd. *	1,350,230	5,766,917
MACA Ltd.	469,202	291,194
Macmahon Holdings Ltd.	2,710,861	407,538
Marley Spoon AG *	334,678	629,569
Mayne Pharma Group Ltd. *	2,327,094	663,807
McMillan Shakespeare Ltd.	71,740	676,969
Megaport Ltd. *	192,982	2,233,180
Mesoblast Ltd. *(a)	749,678	1,173,267
Monadelphous Group Ltd.	128,620	1,007,461
Mount Gibson Iron Ltd.	1,086,491	699,421
Myer Holdings Ltd. *	1,184,728	287,710

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MyState Ltd.	126,483	474,884
Nanosonics Ltd. *	341,652	1,464,485
National Storage REIT	1,400,546	2,245,882
Navigator Global Investments Ltd.	167,828	208,313
nearmap Ltd. *	588,453	832,480
Netwealth Group Ltd.	121,204	1,350,240
New Century Resources Ltd. *	1,735,738	247,561
New Hope Corp., Ltd.	348,842	395,341
nib Holdings Ltd.	691,897	3,360,533
Nickel Mines Ltd.	1,824,886	1,435,034
Nine Entertainment Co. Holdings Ltd.	2,160,649	4,930,627
NRW Holdings Ltd.	612,115	802,247
OFX Group Ltd.	309,795	339,148
Omni Bridgeway Ltd.	391,972	1,184,588
oOh!media Ltd. *	745,505	977,070
Opthea Ltd. *	494,600	570,061
Orocobre Ltd. *	444,948	2,260,585
Pact Group Holdings Ltd.	282,610	795,255
Paradigm Biopharmaceuticals Ltd. *(a)	320,447	560,800
Pendal Group Ltd.	406,954	2,535,029
Perenti Global Ltd.	1,051,312	538,988
Perseus Mining Ltd. *	1,785,413	1,927,050
Piedmont Lithium, Inc. *(a)	1,939,946	1,241,349
Pilbara Minerals Ltd. *	3,840,253	3,626,788
Pinnacle Investment Management Group Ltd.	131,871	1,059,359
PointsBet Holdings Ltd. *	219,947	2,172,168
PolyNovo Ltd. *	867,970	1,766,586
Premier Investments Ltd.	118,989	2,423,627
Pro Medicus Ltd.	60,993	2,135,294
Ramelius Resources Ltd.	1,190,691	1,794,618
Redbubble Ltd. *	268,754	708,610
Regis Healthcare Ltd.	192,609	291,044
Regis Resources Ltd.	918,945	1,863,251
Reliance Worldwide Corp., Ltd.	1,165,050	4,643,670
Resolute Mining Ltd. *	1,649,218	743,807
Rural Funds Group	473,873	902,371
Sandfire Resources Ltd.	242,055	1,336,144
SeaLink Travel Group Ltd.	188,058	1,425,186
Select Harvests Ltd.	175,235	797,075
Senex Energy Ltd.	237,440	572,960
Service Stream Ltd.	502,180	379,413
Seven West Media Ltd. *	1,340,508	434,055
SG Fleet Group Ltd.	190,775	441,234
Sigma Healthcare Ltd.	1,472,377	709,456
Silver Lake Resources Ltd. *	1,192,951	1,821,017
SmartGroup Corp., Ltd.	122,217	649,198
Southern Cross Media Group Ltd. *	383,556	552,964
St. Barbara Ltd.	1,058,389	1,546,254
Starpharma Holdings Ltd. *	608,178	806,465
Steadfast Group Ltd.	1,290,948	4,000,931
Super Retail Group Ltd.	239,416	2,347,829
Superloop Ltd. *	454,288	350,233
Syrah Resources Ltd. *	726,046	579,336
Tassal Group Ltd.	318,059	919,528
Technology One Ltd.	217,424	1,542,132
Telix Pharmaceuticals Ltd. *	217,559	753,095
Temple & Webster Group Ltd. *	156,400	1,181,650
Tyro Payments Ltd. *	484,086	1,459,236
United Malt Grp Ltd.	389,841	1,322,411
Uniti Group Ltd. *	929,276	2,142,112
Virgin Australia International Holdings Ltd. *(b)	424,000	—
Virtus Health Ltd.	91,824	438,909
Viva Energy Group Ltd.	1,308,739	2,078,483
Waypoint REIT	1,129,002	2,236,939
Webjet Ltd. *	482,706	1,931,418
West African Resources Ltd. *	1,326,200	1,083,780
Western Areas Ltd.	379,556	731,547
Security	Number of Shares	Value ($)
Westgold Resources Ltd. *	453,653	786,924
Zip Co., Ltd. *(a)	681,148	3,775,692
		230,962,538

Austria 1.1%
Agrana Beteiligungs AG	17,047	403,272
AT&S Austria Technologie & Systemtechnik AG	37,051	1,351,753
BAWAG Group AG *	84,237	4,679,166
CA Immobilien Anlagen AG	102,290	4,442,152
DO & Co. AG *(a)	9,626	860,682
EVN AG	54,077	1,330,653
Flughafen Wien AG *	15,090	564,324
IMMOFINANZ AG *	145,961	3,271,564
Lenzing AG *	20,039	2,773,034
Mayr Melnhof Karton AG	12,820	2,570,506
Oesterreichische Post AG (a)	48,513	2,511,585
Palfinger AG	14,199	645,160
Porr AG *(a)	14,440	294,810
S IMMO AG	80,446	2,136,297
Schoeller-Bleckmann Oilfield Equipment AG *	15,966	713,778
Strabag SE	23,598	1,043,476
UNIQA Insurance Group AG	159,354	1,451,996
Vienna Insurance Group AG Wiener Versicherung Gruppe	55,995	1,582,479
Wienerberger AG	166,045	6,468,521
		39,095,208

Belgium 1.5%
Aedifica S.A.	49,263	6,379,033
AGFA-Gevaert N.V. *	255,328	1,209,898
Barco N.V.	100,737	2,761,037
Befimmo S.A.	30,855	1,338,062
Bekaert S.A.	51,401	2,473,258
bpost S.A. *	145,871	1,949,289
Cie d'Entreprises CFE	9,958	1,112,352
Cofinimmo S.A.	40,042	6,258,110
D'Ieteren S.A. N.V.	33,749	3,985,745
Econocom Group S.A. N.V.	202,704	813,614
Euronav N.V.	301,765	2,889,297
Fagron	90,492	2,056,945
Gimv N.V.	27,846	1,787,616
KBC Ancora *	52,492	2,432,397
Kinepolis Group N.V. *	19,167	1,159,476
Melexis N.V.	28,092	2,932,677
Mithra Pharmaceuticals S.A. *(a)	22,178	632,177
Montea C.V.A.	17,648	2,053,050
Ontex Group N.V. *	113,164	1,523,250
Orange Belgium S.A.	22,395	525,422
Retail Estates N.V.	15,139	1,281,689
Shurgard Self Storage S.A.	37,327	1,898,368
Tessenderlo Group S.A. *	37,843	1,606,531
Van de Velde N.V.	8,125	242,488
VGP N.V.	11,286	2,169,441
Xior Student Housing N.V.	29,481	1,779,453
		55,250,675

Canada 19.6%
Aecon Group, Inc.	85,006	1,290,571
Air Canada *	242,952	5,466,420
Alamos Gold, Inc., Class A	573,825	5,239,478
Algonquin Power & Utilities Corp.	880,291	13,444,842
Allied Properties Real Estate Investment Trust	181,061	6,647,397
AltaGas Ltd.	411,543	8,169,537

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ARC Resources Ltd.	975,301	7,411,642
Artis Real Estate Investment Trust	170,836	1,562,697
Atco Ltd., Class I	109,923	3,960,140
ATS Automation Tooling Systems, Inc. *	110,220	2,708,054
Aurora Cannabis, Inc. *(a)	281,503	2,689,193
B2Gold Corp.	1,516,731	7,759,435
Ballard Power Systems, Inc. *	351,304	6,086,749
BlackBerry Ltd. *	753,403	7,571,451
Boardwalk Real Estate Investment Trust	55,065	1,779,128
Bombardier, Inc., B Shares *	3,091,629	2,482,517
Boralex, Inc., Class A	121,054	3,690,744
Boyd Group Services, Inc.	31,413	5,456,188
Brookfield Infrastructure Corp., Class A	46,960	3,367,670
Brookfield Renewable Corp., Class A	123,186	5,261,919
BRP, Inc.	63,991	5,393,678
CAE, Inc. *	418,422	12,964,847
Cameco Corp.	583,555	11,646,946
Canada Goose Holdings, Inc. *	77,845	3,144,087
Canadian Apartment Properties REIT	250,764	11,475,359
Canadian Western Bank	126,786	3,841,364
Canfor Corp. *	91,980	2,278,942
Capital Power Corp.	156,159	4,969,166
Cargojet, Inc.	21,368	3,166,992
Cascades, Inc.	142,151	1,606,259
CCL Industries, Inc., Class B	220,149	12,423,475
Celestica, Inc. *	157,923	1,363,524
Centerra Gold, Inc.	323,672	2,631,175
Chartwell Retirement Residences	313,652	3,406,552
Choice Properties Real Estate Investment Trust	376,939	4,527,637
CI Financial Corp.	287,774	5,343,353
Cogeco Communications, Inc.	15,830	1,544,211
Colliers International Group, Inc.	44,791	4,977,066
Cominar Real Estate Investment Trust	245,210	2,038,004
Crescent Point Energy Corp.	775,152	3,169,910
Cronos Group, Inc. *	281,435	2,518,470
Dream Office Real Estate Investment Trust	57,412	1,030,850
Dye & Durham Ltd.	53,584	1,818,219
ECN Capital Corp.	337,723	2,351,201
Eldorado Gold Corp. *	258,553	3,071,387
Element Fleet Management Corp.	647,001	7,316,253
Emera, Inc. (a)	371,451	17,373,329
Empire Co., Ltd., A Shares	247,066	8,455,057
Endeavour Mining Corp.	267,495	6,421,652
Enerplus Corp.	375,094	2,453,015
Enghouse Systems Ltd.	59,102	2,597,944
Equinox Gold Corp. *	353,237	3,280,893
Finning International, Inc.	243,040	6,035,762
First Capital Real Estate Investment Trust	319,779	4,709,328
First Majestic Silver Corp.	296,618	5,271,845
First National Financial Corp.	25,906	1,114,944
First Quantum Minerals Ltd.	823,939	20,496,165
FirstService Corp.	53,673	8,708,089
GFL Environmental, Inc.	201,262	6,562,674
Gibson Energy, Inc.	212,600	4,200,962
Gildan Activewear, Inc.	287,808	10,411,597
Granite Real Estate Investment Trust	85,222	5,704,512
Great Canadian Gaming Corp. *	83,300	3,040,312
H&R Real Estate Investment Trust	417,066	5,499,885
Home Capital Group, Inc. *	76,696	2,209,454
Hudbay Minerals, Inc.	323,012	2,443,982
IA Financial Corp., Inc.	162,209	9,333,731
IAMGOLD Corp. *	685,555	2,480,029
Innergex Renewable Energy, Inc.	190,030	3,185,519
Inter Pipeline Ltd.	627,788	9,188,156
Ivanhoe Mines Ltd., Class A *	823,409	6,052,874
Keyera Corp.	324,050	8,036,869
Kinaxis, Inc. *	39,729	4,505,361
Kinross Gold Corp.	1,876,152	15,204,907
Security	Number of Shares	Value ($)
Kirkland Lake Gold Ltd.	406,965	17,639,642
Laurentian Bank of Canada	63,553	2,295,379
Lightspeed POS, Inc. *	102,723	7,404,049
Linamar Corp.	66,612	4,361,211
Lundin Mining Corp.	943,984	10,135,325
Maple Leaf Foods, Inc.	114,889	2,542,204
Martinrea International, Inc.	117,982	1,328,274
MEG Energy Corp. *	446,891	2,966,942
Methanex Corp.	93,425	3,321,692
Mullen Group Ltd.	135,338	1,458,693
NFI Group, Inc.	82,285	1,756,730
Northland Power, Inc.	280,434	9,383,396
NOVAGOLD RESOURCES, Inc. *	351,485	3,602,139
OceanaGold Corp. *	1,040,678	2,205,410
Onex Corp.	109,965	8,057,121
Open Text Corp.	397,032	18,651,959
Osisko Gold Royalties Ltd.	242,169	3,456,121
Pan American Silver Corp.	303,189	10,205,020
Parex Resources, Inc. *	187,673	3,203,491
Parkland Corp.	219,844	7,204,987
PrairieSky Royalty Ltd.	324,803	3,616,391
Premium Brands Holdings Corp.	54,525	5,521,559
Pretium Resources, Inc. *	279,286	3,181,271
Primo Water Corp.	230,654	3,990,620
Quebecor, Inc., Class B	250,783	6,815,568
RioCan Real Estate Investment Trust	469,718	8,258,949
Ritchie Bros. Auctioneers, Inc.	161,482	9,646,143
Russel Metals, Inc.	89,825	2,456,059
SmartCentres Real Estate Investment Trust	192,589	4,666,457
SNC-Lavalin Group, Inc.	262,236	7,207,148
SSR Mining, Inc.	324,574	6,015,904
Stantec, Inc.	165,704	7,412,785
Stella-Jones, Inc.	97,349	3,726,339
Superior Plus Corp.	258,452	3,211,394
TFI International, Inc.	131,395	12,595,647
The Descartes Systems Group, Inc. *	125,003	7,311,848
The North West Co., Inc.	71,091	2,136,850
TMX Group Ltd.	83,061	9,237,098
Torex Gold Resources, Inc. *	124,972	1,823,888
Toromont Industries Ltd.	117,386	10,665,801
Tourmaline Oil Corp.	369,513	9,002,291
TransAlta Corp.	407,909	3,694,143
TransAlta Renewables, Inc.	155,690	2,487,431
Transcontinental, Inc., Class A	106,988	1,991,854
Turquoise Hill Resources Ltd. *	145,155	2,591,882
Vermilion Energy, Inc. *	225,542	1,734,508
West Fraser Timber Co., Ltd.	120,274	9,255,522
Westshore Terminals Investment Corp.	62,509	950,571
Whitecap Resources, Inc.	726,123	3,444,275
Winpak Ltd.	45,399	1,507,036
WSP Global, Inc.	166,175	18,848,757
Yamana Gold, Inc.	1,416,045	7,420,170
		710,649,490

Denmark 1.8%
ALK-Abello A/S *	9,520	4,241,611
Alm Brand A/S	87,776	911,570
Bavarian Nordic A/S *	86,347	3,818,880
Chemometec A/S	14,945	1,821,352
D/S Norden A/S	38,243	1,080,603
Dfds A/S *	44,135	2,602,619
FLSmidth & Co. A/S	74,410	3,082,515
ISS A/S *	276,000	5,875,034
Jyske Bank A/S *	80,914	4,175,026
Netcompany Group A/S	47,964	5,578,260
Nilfisk Holding A/S *	39,920	1,307,813
NKT A/S *	64,631	2,928,317

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ringkjoebing Landbobank A/S	43,895	4,493,865
Royal Unibrew A/S	71,282	9,207,922
Scandinavian Tobacco Group A/S, Class A	91,992	1,960,435
Schouw & Co. A/S	19,619	2,185,299
Spar Nord Bank A/S	121,064	1,368,324
Sydbank A/S	87,550	2,810,847
The Drilling Co. of 1972 A/S *	31,201	1,323,711
Topdanmark A/S	62,766	3,230,395
Zealand Pharma A/S *	64,371	1,979,154
		65,983,552

Finland 1.4%
Cargotec Oyj, B Shares	72,624	4,122,559
Citycon Oyj	117,680	1,062,954
F-Secure Oyj	150,782	780,619
Finnair Oyj *	842,076	731,377
Kemira Oyj	129,959	2,132,430
Konecranes Oyj	108,601	4,951,701
Metsa Board Oyj	266,416	3,149,609
Neles Oyj	157,731	2,353,715
Oriola Oyj, B Shares	185,191	411,928
Outokumpu Oyj *	452,469	2,523,280
QT Group Oyj *	28,094	3,764,498
Raisio Oyj, V Shares	165,265	851,573
Revenio Group Oyj	33,629	2,601,288
Sanoma Oyj	114,097	1,926,363
Terveystalo Oyj	92,476	1,329,266
TietoEVRY Oyj	138,575	4,520,601
Uponor Oyj	80,106	2,396,592
Valmet Oyj	197,878	8,573,973
YIT Oyj	236,162	1,464,295
		49,648,621

France 2.7%
Air France-KLM *(a)	425,690	2,402,980
Akka Technologies *	18,608	519,082
AKWEL	12,091	413,139
Albioma S.A.	39,217	1,723,620
Alten S.A. *	42,433	5,194,821
Beneteau S.A. *	52,824	906,013
Bonduelle S.C.A.	21,658	579,100
Carmila S.A.	59,417	953,953
CGG S.A. *	1,070,565	1,134,314
Coface S.A.	156,775	1,909,755
Compagnie de L'Odet S.A.	553	697,214
Derichebourg S.A. *	141,458	1,450,910
Elior Group S.A. *	152,668	1,213,471
Elis S.A. *	326,439	6,223,248
Eramet S.A. *	12,553	905,253
Eutelsat Communications S.A.	269,741	3,394,283
Fnac Darty S.A. *	24,830	1,733,134
Gaztransport Et Technigaz S.A.	34,039	2,832,033
GL Events *	18,689	340,579
Guerbet	8,468	325,447
Interparfums S.A.	21,315	1,609,822
IPSOS	56,336	2,312,686
Jacquet Metals SACA	18,507	475,685
Korian S.A. *	94,114	3,443,935
Lagardere S.C.A. *	170,436	4,310,121
LISI	23,592	829,108
Maisons du Monde S.A. *	64,178	1,782,468
Manitou BF S.A.	17,304	568,075
Mercialys S.A.	88,293	1,133,620
Mersen S.A. *	21,205	790,425
Metropole Television S.A.	95,262	2,019,155
Nexans S.A.	43,004	3,805,793
Nexity S.A.	63,570	3,308,142
Security	Number of Shares	Value ($)
PEUGEOT INVEST	7,416	1,028,046
Pharmagest Interactive	5,567	616,433
Quadient S.A.	49,365	1,445,621
Rallye S.A. *(a)	34,484	283,545
Robertet S.A.	1,025	1,242,361
Rothschild & Co.	40,076	1,586,604
SES S.A.	549,143	4,570,188
SMCP S.A. *	36,827	327,932
Societe BIC S.A. (a)	37,226	2,818,307
Solutions 30 SE *(a)	126,581	875,826
Sopra Steria Group S.A. *	21,363	3,952,945
SPIE S.A.	183,795	4,408,391
Tarkett S.A. *	50,494	1,242,487
Television Francaise 1 S.A.	157,500	1,646,147
Trigano S.A.	11,811	2,470,346
Vallourec S.A. *(a)	10,588	359,590
Verallia S.A.	55,602	2,221,596
Vicat S.A.	21,999	1,161,697
Vilmorin & Cie S.A.	8,949	634,451
Virbac S.A. *	6,329	2,085,466
Voltalia S.A. *	40,186	1,103,880
X-Fab Silicon Foundries SE *	80,286	771,645
		98,094,888

Germany 4.5%
Aareal Bank AG	88,161	2,225,189
ADLER Group S.A. *	118,919	3,693,960
AIXTRON SE	155,059	3,155,326
alstria Office REIT-AG	265,288	4,853,872
Atoss Software AG	5,762	1,211,476
Aurubis AG	51,842	4,848,759
BayWa AG	22,199	1,076,260
Befesa S.A.	49,935	3,558,457
Bertrandt AG	7,190	463,325
Bilfinger SE	42,758	1,396,937
CANCOM SE	53,644	3,183,025
CECONOMY AG *	270,906	1,521,979
CompuGroup Medical SE & Co. KgaA	36,247	2,984,829
Corestate Capital Holding S.A. *(a)	20,356	311,694
CropEnergies AG	30,076	399,344
Dermapharm Holding SE	25,364	2,164,346
Deutsche Beteiligungs AG	20,264	867,663
Deutsche Euroshop AG *	74,950	1,774,879
Deutsche Pfandbriefbank AG	180,360	2,133,341
Deutz AG *	182,588	1,546,928
Dialog Semiconductor plc *	105,307	8,351,009
DIC Asset AG	81,977	1,472,939
Draegerwerk AG & Co., KGaA	4,306	389,205
Duerr AG	73,539	3,027,856
ElringKlinger AG *(a)	43,140	810,862
Encavis AG	140,874	2,608,406
Freenet AG *	189,878	5,236,629
Gerresheimer AG	46,073	5,090,431
Global Fashion Group S.A. *	151,125	2,199,910
Grand City Properties S.A.	166,246	4,746,894
GRENKE AG	38,528	1,806,916
Hamburger Hafen und Logistik AG	35,954	937,264
Hensoldt AG	43,292	727,759
Hornbach Baumarkt AG	11,509	551,675
Hornbach Holding AG & Co. KGaA	12,267	1,368,036
HUGO BOSS AG	75,837	4,308,642
Hypoport SE *	5,958	3,334,205
Indus Holding AG	26,150	1,087,835
Instone Real Estate Group AG *	73,394	2,320,057
Jenoptik AG	74,893	2,222,385
K+S AG	284,256	3,930,124
Kloeckner & Co. SE *	109,768	1,512,304
Koenig & Bauer AG *	21,176	742,912

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Krones AG	21,221	2,012,450
KWS Saat SE & Co. KGaA	14,815	1,386,001
MorphoSys AG *	48,595	4,264,480
New Work SE	4,155	1,194,493
Nordex SE *	102,658	2,353,494
Norma Group SE	47,074	2,706,599
PATRIZIA AG	64,259	1,866,909
Pfeiffer Vacuum Technology AG	9,802	1,939,106
S&T AG *(a)	72,653	1,823,146
Salzgitter AG *	55,521	1,797,683
Secunet Security Networks AG	1,963	912,254
SGL Carbon SE *	69,783	554,240
Shop Apotheke Europe N.V. *	10,552	1,980,789
Siltronic AG	30,637	5,311,053
Sixt SE *	19,659	3,127,558
SMA Solar Technology AG *	12,786	713,036
Software AG	74,078	3,266,620
Stabilus S.A.	36,642	3,099,932
STRATEC SE	10,421	1,513,165
Stroeer SE & CO. KGaA	36,135	3,002,017
Suedzucker AG	113,920	1,885,907
TAG Immobilien AG	190,604	5,985,710
Takkt AG	47,267	798,035
TLG Immobilien AG	12,748	425,494
VERBIO Vereinigte BioEnergie AG	30,647	1,689,675
Vossloh AG	12,531	641,115
Wacker Neuson SE	37,043	1,119,073
Washtec AG	15,041	967,412
Wuestenrot & Wuerttembergische AG	28,653	664,565
Zeal Network SE	22,323	1,087,710
zooplus AG *	9,315	2,698,332
		164,943,897

Hong Kong 1.1%
Apollo Future Mobility Group Ltd. *	6,527,744	395,290
Asia Cement China Holdings Corp.	626,105	595,330
AsiaInfo Technologies Ltd.	543,616	913,322
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	365,774	662,602
C-Mer Eye Care Holdings Ltd.	615,308	479,626
Canvest Environmental Protection Group Co., Ltd.	1,141,325	599,962
China Animal Healthcare Ltd. *(b)	192,752	—
Chinese Estates Holdings Ltd.	757,769	371,977
Chow Sang Sang Holdings International Ltd.	357,424	624,450
CITIC Telecom International Holdings Ltd.	2,023,450	675,222
CMBC Capital Holdings Ltd.	24,261,367	312,586
Cosmopolitan International Holdings Ltd. *	2,573,344	391,232
Crystal International Group Ltd.	847,241	377,692
Digital Domain Holdings Ltd. *	33,146,192	298,941
Dynam Japan Holdings Co., Ltd.	424,829	377,674
Esprit Holdings Ltd. *	4,091,712	411,201
Far East Consortium International Ltd.	1,563,217	561,924
Fortune Real Estate Investment Trust	1,930,723	2,089,554
Frontage Holdings Corp. *	951,725	718,561
GCL New Energy Holdings Ltd. *	8,976,784	274,109
Giordano International Ltd.	1,823,754	404,156
Glory Sun Financial Group Ltd. *	24,716,560	764,282
Great Eagle Holdings Ltd.	323,032	1,100,843
HKBN Ltd.	1,132,323	1,534,760
Hong Kong Television Network Ltd. *(a)	807,800	978,331
IGG, Inc.	1,209,780	1,801,850
IMAX China Holding, Inc.	142,047	233,527
K Wah International Holdings Ltd.	1,864,372	919,995
Lee's Pharmaceutical Holdings Ltd.	378,780	232,788
Luk Fook Holdings International Ltd.	507,814	1,426,315
MH Development Ltd. *(b)	459,925	—
Security	Number of Shares	Value ($)
Pacific Basin Shipping Ltd. *	6,468,441	2,441,865
Pacific Textiles Holdings Ltd.	683,884	456,422
Pou Sheng International Holdings Ltd. *	2,932,553	736,775
Prosperity REIT	1,787,342	651,701
Razer, Inc. *	5,366,145	1,769,932
Road King Infrastructure Ltd.	375,071	495,810
Sa Sa International Holdings Ltd. *	1,610,032	392,058
SmarTone Telecommunications Holdings Ltd.	495,182	288,375
Stella International Holdings Ltd. *	616,000	753,978
Sun Hung Kai & Co., Ltd.	819,143	453,819
Suncity Group Holdings Ltd. *	3,478,463	228,566
SUNeVision Holdings Ltd.	860,044	893,120
Sunlight Real Estate Investment Trust	1,593,527	919,797
Superb Summit International Group Ltd. *(b)	1,120,000	—
Television Broadcasts Ltd.	431,600	432,073
Texhong Textile Group Ltd.	441,501	686,015
The United Laboratories International Holdings Ltd.	777,242	707,995
Town Health International Medical Group Ltd. *	3,638,120	159,371
Truly International Holdings Ltd. *	2,333,520	487,058
Value Partners Group Ltd.	1,348,264	917,198
Vobile Group Ltd. *(a)	462,216	2,096,245
VPower Group International Holdings Ltd.	1,124,634	262,267
VSTECS Holdings Ltd.	914,114	892,738
Xiabuxiabu Catering Management China Holdings Co., Ltd. *	714,244	844,780
		38,496,060

Ireland 0.4%
Bank of Ireland Group plc *	1,360,346	8,815,801
Cairn Homes plc *	1,009,553	1,313,413
Dalata Hotel Group plc *	328,271	1,767,484
Hibernia REIT plc	999,981	1,459,316
Irish Continental Group plc *	234,627	1,271,858
		14,627,872

Israel 0.8%
AFI Properties Ltd. *	23,253	1,036,865
Allot Ltd. *	48,276	901,326
AudioCodes Ltd.	34,398	1,116,767
Brack Capital Properties N.V. *	3,672	376,327
Cellcom Israel Ltd. *	132,561	515,224
Clal Insurance Enterprises Holdings Ltd. *	69,648	1,338,284
Compugen Ltd. *	121,356	942,973
Danel Adir Yeoshua Ltd.	6,757	1,314,574
Delek Automotive Systems Ltd.	72,669	888,250
Delek Group Ltd. *	11,180	590,042
Delta Galil Industries Ltd.	12,784	446,912
Equital Ltd. *	24,505	673,491
FIBI Holdings Ltd. *	24,550	910,365
Formula Systems 1985 Ltd.	10,785	940,914
Fox Wizel Ltd.	10,056	1,162,325
Gilat Satellite Networks Ltd.	38,208	376,254
Hilan Ltd.	20,423	1,030,090
IDI Insurance Co., Ltd.	11,484	439,986
Isracard Ltd. *	271,165	1,093,155
Kamada Ltd. *	48,660	288,706
Kenon Holdings Ltd.	23,628	842,728
Matrix IT Ltd.	44,812	1,132,591
Mega Or Holdings Ltd.	29,318	988,830
Menora Mivtachim Holdings Ltd.	34,052	715,610
Migdal Insurance & Financial Holding Ltd. *	481,533	685,057
Naphtha Israel Petroleum Corp., Ltd. *	50,110	230,075

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Oil Refineries Ltd. *	2,268,893	615,130
Partner Communications Co., Ltd. *	150,238	717,081
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	11,593	748,476
Reit 1 Ltd.	256,411	1,378,499
Sella Capital Real Estate Ltd.	292,273	807,235
Summit Real Estate Holdings Ltd. *	58,851	940,116
The Israel Corp., Ltd. *	5,531	1,683,359
		27,867,617

Italy 3.0%
ACEA S.p.A.	66,822	1,596,239
Anima Holding S.p.A.	385,090	2,016,180
Arnoldo Mondadori Editore S.p.A. *	181,101	371,945
ASTM S.p.A. *	90,214	3,066,048
Autogrill S.p.A. *(a)	183,981	1,579,124
Azimut Holding S.p.A.	179,170	4,413,135
Banca Generali S.p.A. *	81,016	3,261,692
Banca IFIS S.p.A.	51,097	799,833
Banca Monte dei Paschi di Siena S.p.A. *(a)	390,800	590,544
Banca Popolare di Sondrio Scarl	647,677	3,181,118
Banco BPM S.p.A.	2,148,299	7,604,858
BFF Bank S.p.A.	250,641	2,349,425
Biesse S.p.A. *	20,385	754,892
BPER Banca	1,469,972	3,647,547
Brembo S.p.A.	214,896	2,793,145
Brunello Cucinelli S.p.A. *	49,223	2,939,288
Carel Industries S.p.A.	64,408	1,812,394
Cementir Holding N.V.	74,690	852,517
Cerved Group S.p.A. *	281,001	3,339,150
CIR SpA-Compagnie Industriali *	1,400,275	859,695
Credito Emiliano S.p.A.	106,161	693,155
Danieli & C Officine Meccaniche S.p.A.	17,848	468,530
Datalogic S.p.A.	28,019	730,411
De'Longhi S.p.A.	94,206	4,181,746
doValue S.p.A. *	89,883	1,118,998
Enav S.p.A. *	373,669	1,738,806
ERG S.p.A.	80,691	2,461,275
Falck Renewables S.p.A.	183,235	1,216,482
Fincantieri S.p.A. *(a)	760,825	669,149
Gruppo MutuiOnline S.p.A.	33,984	1,728,350
GVS S.p.A. *	104,181	1,776,713
Immobiliare Grande Distribuzione SIIQ S.p.A.	102,302	505,954
Interpump Group S.p.A.	116,958	6,559,428
Iren S.p.A.	941,468	3,011,626
Italmobiliare S.p.A.	20,995	755,743
Juventus Football Club S.p.A. *(a)	723,525	670,716
Maire Tecnimont S.p.A. (a)	228,763	820,398
MARR S.p.A. *	50,438	1,252,169
Mediaset S.p.A. *	447,626	1,597,657
Piaggio & C S.p.A.	247,000	967,640
RAI Way S.p.A.	132,512	799,026
Reply S.p.A.	33,026	5,346,649
Saipem S.p.A. (a)	812,883	2,019,045
Salvatore Ferragamo S.p.A. *	98,735	2,321,289
Saras S.p.A. *	889,113	763,350
Sesa S.p.A. *	9,291	1,453,210
Societa Cattolica Di Assicurazione S.p.A. *(a)	205,944	1,519,022
SOL S.p.A.	53,377	1,076,751
Tamburi Investment Partners S.p.A.	160,223	1,528,225
Technogym S.p.A.	176,522	2,238,465
Tinexta S.p.A. *	29,229	985,555
Tod's S.p.A. *(a)	15,039	869,456
Unipol Gruppo S.p.A.	697,645	3,854,857
Security	Number of Shares	Value ($)
Webuild S.p.A (a)	329,136	775,412
Zignago Vetro S.p.A.	47,861	1,005,124
		107,309,151

Japan 17.0%
Achilles Corp.	19,543	251,096
Adastria Co., Ltd.	39,350	689,855
ADEKA Corp.	145,245	2,612,363
Advan Co., Ltd.	27,709	238,352
Aeon Delight Co., Ltd.	25,892	793,417
Aeon Fantasy Co., Ltd.	9,952	195,918
Aeon Hokkaido Corp.	76,448	729,897
AEON REIT Investment Corp.	1,716	2,381,101
Ai Holdings Corp.	50,463	1,002,607
Aichi Corp.	32,657	257,158
Aichi Steel Corp.	17,827	510,616
Aida Engineering Ltd.	78,302	627,982
Aiful Corp.	436,310	1,495,693
Aiphone Co., Ltd.	18,486	353,331
Airtrip Corp. *	16,076	420,995
Aisan Industry Co., Ltd.	49,124	359,133
Akatsuki, Inc.	8,204	265,945
Alconix Corp.	27,562	391,720
Alpen Co., Ltd.	21,512	530,489
Alpha Systems, Inc.	9,488	312,744
Amuse, Inc.	14,932	294,635
Anest Iwata Corp.	49,131	457,022
Anicom Holdings, Inc.	112,880	1,018,204
AOKI Holdings, Inc.	57,212	336,067
Aoyama Trading Co., Ltd. *	62,844	494,866
Arakawa Chemical Industries Ltd.	23,456	255,729
Arata Corp.	17,865	690,396
Arcland Sakamoto Co., Ltd.	39,065	509,737
Arcland Service Holdings Co., Ltd.	20,994	426,848
Arcs Co., Ltd.	49,356	1,099,543
Argo Graphics, Inc.	23,095	640,507
ARTERIA Networks Corp.	36,295	534,978
Aruhi Corp.	52,989	777,188
Asahi Co., Ltd.	19,460	251,622
Asahi Diamond Industrial Co., Ltd.	78,799	370,439
Asahi Holdings, Inc.	107,458	2,336,277
ASAHI YUKIZAI Corp.	14,671	175,959
ASKA Pharmaceutical Holdings Co., Ltd. *	29,285	281,999
Atom Corp.	142,782	994,508
Atrae, Inc. *	24,696	348,742
Autobacs Seven Co., Ltd.	98,087	1,318,232
Avex, Inc.	43,089	604,559
Axial Retailing, Inc.	19,544	700,190
Bando Chemical Industries Ltd.	56,350	435,018
Bank of the Ryukyus Ltd.	56,233	362,018
Base Co., Ltd.	11,916	593,768
Belc Co., Ltd.	13,319	677,001
Bell System24 Holdings, Inc.	48,157	713,761
Belluna Co., Ltd.	67,812	680,741
BeNext-Yumeshin Group Co.	99,598	1,165,561
BML, Inc.	30,274	1,033,679
BrainPad, Inc. *	7,184	323,680
Broadleaf Co., Ltd.	119,466	576,826
BRONCO BILLY Co., Ltd.	12,890	268,876
Bunka Shutter Co., Ltd.	77,951	774,726
Canon Electronics, Inc.	27,961	438,833
Cawachi Ltd.	17,249	354,312
Central Glass Co., Ltd.	56,252	1,091,025
Central Security Patrols Co., Ltd.	10,504	279,852
Change, Inc. *(a)	45,413	1,233,450
Chilled & Frozen Logistics Holdings Co., Ltd.	31,452	485,043
Chiyoda Co., Ltd.	35,182	284,079

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Chiyoda Corp. *	237,620	851,305
Chiyoda Integre Co., Ltd.	22,902	385,674
Chofu Seisakusho Co., Ltd.	29,107	545,748
Chori Co., Ltd.	16,432	252,961
Chubu Shiryo Co., Ltd.	39,295	420,909
Chudenko Corp.	46,449	1,021,688
Chugoku Marine Paints Ltd.	69,717	560,399
CI Takiron Corp.	59,648	323,800
Citizen Watch Co., Ltd.	386,408	1,553,011
CKD Corp.	86,688	1,976,147
CMK Corp.	65,808	283,637
Cocokara fine, Inc. (a)	31,540	2,323,019
COLOPL, Inc.	70,866	518,084
Colowide Co., Ltd. (a)	82,012	1,431,062
Comforia Residential REIT, Inc.	709	2,179,059
Computer Engineering & Consulting Ltd.	35,757	454,542
Comture Corp.	32,121	677,031
CONEXIO Corp.	23,350	310,201
Cosel Co., Ltd.	27,388	269,211
CRE Logistics REIT, Inc.	474	761,589
Create Restaurants Holdings, Inc. *(a)	128,531	939,658
Create SD Holdings Co., Ltd.	32,653	966,452
CTS Co., Ltd.	44,806	363,011
Curves Holdings Co., Ltd.	87,072	696,734
Cybozu, Inc.	34,693	766,259
Dai Nippon Toryo Co., Ltd.	37,203	286,190
Dai-Dan Co., Ltd.	20,174	498,411
Daibiru Corp.	62,953	724,696
Daido Metal Co., Ltd.	56,824	303,302
Daihen Corp.	28,408	1,264,443
Daiho Corp.	24,594	929,194
Daiichi Jitsugyo Co., Ltd.	12,661	499,648
Daiken Corp.	23,170	412,941
Daikokutenbussan Co., Ltd.	7,425	501,639
Daikyonishikawa Corp.	82,604	574,604
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	17,679	379,060
Daiseki Co., Ltd.	58,407	2,249,181
Daishi Hokuetsu Financial Group, Inc.	62,011	1,366,808
Daito Pharmaceutical Co., Ltd.	17,301	520,721
Daiwa Industries Ltd.	37,190	362,854
Daiwa Securities Living Investments Corp.	2,130	2,159,536
Daiwabo Holdings Co., Ltd.	133,877	2,086,521
DCM Holdings Co., Ltd.	147,635	1,366,605
Denyo Co., Ltd.	23,016	429,660
Descente Ltd. *	54,185	939,584
Dexerials Corp.	68,684	1,401,472
Digital Arts, Inc.	14,988	1,103,913
Digital Garage, Inc.	46,266	1,922,579
Digital Holdings, Inc.	22,490	470,966
Dip Corp.	30,139	894,784
DKK Co., Ltd.	16,322	344,027
DKS Co., Ltd.	11,885	393,375
Doshisha Co., Ltd.	33,119	504,126
Doutor Nichires Holdings Co., Ltd.	36,150	533,169
DTS Corp.	56,858	1,348,875
Duskin Co., Ltd.	59,768	1,400,520
DyDo Group Holdings, Inc.	11,328	511,936
Eagle Industry Co., Ltd.	38,308	399,190
Earth Corp.	21,019	1,238,492
Ebase Co., Ltd.	39,322	317,508
EDION Corp.	123,743	1,237,711
eGuarantee, Inc.	48,414	950,451
Eiken Chemical Co., Ltd.	48,082	953,989
Eizo Corp.	27,399	1,184,653
Elan Corp.	45,765	576,354
EM Systems Co., Ltd.	54,820	426,696
en-japan, Inc.	46,694	1,600,695
Enigmo, Inc.	35,009	417,338
Security	Number of Shares	Value ($)
Enplas Corp.	10,145	382,830
EPS Holdings, Inc.	61,592	911,769
eRex Co., Ltd.	51,604	880,283
ES-Con Japan Ltd.	44,280	322,110
ESPEC Corp.	26,502	486,061
euglena Co., Ltd. *	98,283	754,270
Exedy Corp.	39,932	588,586
FAN Communications, Inc.	58,130	205,087
FCC Co., Ltd.	51,997	816,066
FDK Corp. *	20,449	237,820
Feed One Co., Ltd.	45,610	316,854
Fibergate, Inc.	13,380	159,623
FIDEA Holdings Co., Ltd.	259,986	290,778
Financial Products Group Co., Ltd.	80,804	545,184
Fixstars Corp.	32,369	258,717
Foster Electric Co., Ltd.	29,019	277,062
France Bed Holdings Co., Ltd.	28,546	243,734
Frontier Real Estate Investment Corp.	516	2,378,832
Fudo Tetra Corp.	16,407	274,358
Fuji Co., Ltd.	26,475	504,102
Fuji Corp.	117,006	2,964,117
Fuji Pharma Co., Ltd.	22,804	240,118
Fuji Seal International, Inc.	62,004	1,350,303
Fuji Soft, Inc.	29,997	1,511,101
Fujibo Holdings, Inc.	16,385	585,524
Fujicco Co., Ltd.	30,733	537,391
Fujikura Ltd. *	387,152	1,679,213
Fujimi, Inc.	29,035	1,338,554
Fujimori Kogyo Co., Ltd.	21,488	820,637
Fujio Food Group., Inc.	32,104	380,665
Fujitec Co., Ltd.	118,532	2,611,530
Fujiya Co., Ltd.	15,868	305,889
Fukuda Corp.	7,128	322,129
Fukui Computer Holdings, Inc.	10,104	401,496
Fukuoka REIT Corp.	768	1,233,269
Fukushima Galilei Co., Ltd.	16,687	649,424
FULLCAST Holdings Co., Ltd.	26,560	499,683
Funai Soken Holdings, Inc.	46,031	997,844
Furukawa Battery Co., Ltd.	18,672	271,654
Furukawa Co., Ltd.	44,021	509,159
Furuno Electric Co., Ltd.	34,609	332,322
Fuso Chemical Co., Ltd.	28,068	1,009,402
Fuso Pharmaceutical Industries Ltd.	11,340	229,636
Futaba Corp.	53,734	410,426
Futaba Industrial Co., Ltd.	82,622	379,396
Future Corp.	27,503	498,668
G-7 Holdings, Inc.	12,155	339,312
G-Tekt Corp.	26,878	369,290
Gakken Holdings Co., Ltd.	30,482	375,845
GCA Corp.	40,288	333,001
Genky DrugStores Co., Ltd.	11,874	361,699
Geo Holdings Corp.	44,814	450,279
Giken Ltd.	20,729	848,197
Global One Real Estate Investment Corp.	1,061	1,199,203
GLOBERIDE, Inc.	15,030	561,703
Glory Ltd.	77,780	1,601,925
GMO GlobalSign Holdings KK	7,491	342,621
Godo Steel Ltd.	11,600	177,520
Goldcrest Co., Ltd.	21,738	353,817
Grace Technology, Inc.	29,780	532,371
Gree, Inc.	129,062	670,101
gremz, Inc.	22,100	374,580
Gunze Ltd.	23,904	948,770
Gurunavi, Inc. *	36,644	194,257
H2O Retailing Corp.	122,592	996,565
Halows Co., Ltd.	12,080	307,451
Hamakyorex Co., Ltd.	22,312	627,921
Hankyu Hanshin REIT, Inc.	708	997,219
Hanwa Co., Ltd.	53,338	1,578,679

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Happinet Corp.	21,700	287,492
Hazama Ando Corp.	267,355	2,049,377
Heiwa Real Estate Co., Ltd.	48,367	1,862,553
Heiwa Real Estate REIT, Inc.	953	1,414,227
Heiwado Co., Ltd.	42,294	909,912
Heroz, Inc. *(a)	7,556	166,270
HI-LEX Corp.	39,672	627,321
Hibiya Engineering Ltd.	26,936	454,587
Hiday Hidaka Corp.	36,792	583,118
Hioki EE Corp.	13,262	628,279
Hirata Corp.	12,612	754,598
HIS Co., Ltd. *	51,832	1,183,452
Hisaka Works Ltd.	29,920	225,811
Hitachi Zosen Corp.	239,966	1,592,864
Hito Communications Holdings, Inc.	14,944	277,342
Hochiki Corp.	22,964	252,244
Hodogaya Chemical Co., Ltd.	8,624	310,142
Hogy Medical Co., Ltd.	32,159	967,914
Hokkaido Electric Power Co., Inc.	263,312	1,197,145
Hokkaido Gas Co., Ltd.	17,740	248,255
Hokuetsu Corp.	198,304	1,080,101
Hokuhoku Financial Group, Inc.	190,704	1,565,862
Hokuto Corp.	35,416	625,073
Hoosiers Holdings	65,975	448,732
Hoshino Resorts REIT, Inc.	234	1,378,786
Hosiden Corp.	77,409	727,106
Hosokawa Micron Corp.	9,288	504,200
Hulic Reit, Inc.	1,265	2,018,709
I'll, Inc.	25,421	367,995
I-PEX, Inc.	10,692	231,000
Ichibanya Co., Ltd.	23,181	1,004,387
Ichigo Office REIT Investment Corp.	1,302	1,136,549
Ichikoh Industries Ltd.	82,634	552,271
Ichiyoshi Securities Co., Ltd.	53,260	297,839
Icom, Inc.	13,082	286,680
Idec Corp.	39,153	739,804
IDOM, Inc.	71,814	410,086
Iino Kaiun Kaisha Ltd.	124,246	501,616
Inaba Denki Sangyo Co., Ltd.	77,516	1,809,353
Inabata & Co., Ltd.	66,450	1,061,629
Inageya Co., Ltd.	33,774	461,581
Ines Corp.	32,808	402,139
Infocom Corp.	29,199	687,660
Infomart Corp.	302,646	2,540,052
Information Services International-Dentsu Ltd.	35,524	1,263,004
Insource Co., Ltd.	28,655	568,540
Intage Holdings, Inc.	47,822	662,703
Internet Initiative Japan, Inc.	79,819	2,163,587
Invesco Office J-Reit, Inc.	9,619	1,974,967
Invincible Investment Corp.	5,367	2,183,890
Iriso Electronics Co., Ltd.	30,988	1,294,748
Iseki & Co., Ltd. *	22,896	288,347
Ishihara Sangyo Kaisha Ltd.	52,594	470,106
Istyle, Inc. *	84,609	400,830
Itochu Advance Logistics Investment Corp.	675	870,948
Itochu Enex Co., Ltd.	63,516	579,282
Itochu-Shokuhin Co., Ltd.	7,284	329,510
J Trust Co., Ltd.	128,057	432,000
J-Oil Mills, Inc.	24,650	423,628
JAC Recruitment Co., Ltd.	22,763	382,505
Jaccs Co., Ltd.	34,523	803,941
JAFCO Group Co., Ltd.	45,394	3,326,898
Japan Display, Inc. *	958,738	348,711
Japan Elevator Service Holdings Co., Ltd.	101,802	2,157,767
Japan Excellent, Inc.	1,357	1,944,653
Japan Hotel REIT Investment Corp.	5,134	3,118,447
Japan Lifeline Co., Ltd.	95,756	1,227,697
Japan Material Co., Ltd.	90,780	1,035,953
Security	Number of Shares	Value ($)
Japan Medical Dynamic Marketing, Inc.	16,964	314,060
Japan Petroleum Exploration Co., Ltd.	45,740	824,339
Japan Pulp & Paper Co., Ltd.	15,115	496,847
Japan Securities Finance Co., Ltd.	128,527	1,036,631
Japan Transcity Corp.	67,782	330,975
JCU Corp.	30,043	1,001,206
JDC Corp.	58,380	304,707
Jeol Ltd.	56,418	2,713,810
JINS Holdings, Inc.	21,354	1,582,497
JM Holdings Co., Ltd.	20,690	394,893
Joshin Denki Co., Ltd.	26,912	652,642
Joyful Honda Co., Ltd.	87,661	1,051,374
JP-Holdings, Inc.	72,292	193,261
JSP Corp.	16,720	256,482
JVC Kenwood Corp.	254,641	532,552
K&O Energy Group, Inc.	16,512	208,699
Kadokawa Corp.	60,228	2,327,520
Kaga Electronics Co., Ltd.	25,019	653,372
Kamakura Shinsho Ltd. *	28,512	317,074
Kameda Seika Co., Ltd.	23,511	971,653
Kamei Corp.	30,557	322,589
Kanaden Corp.	24,267	242,284
Kanagawa Chuo Kotsu Co., Ltd.	9,076	301,639
Kanamic Network Co., Ltd.	29,295	172,613
Kanamoto Co., Ltd.	41,934	1,053,927
Kanematsu Corp.	122,337	1,668,611
Kanematsu Electronics Ltd.	17,609	581,229
Kansai Super Market Ltd.	26,099	237,555
Kanto Denka Kogyo Co., Ltd.	69,912	609,644
Kappa Create Co., Ltd. *	35,066	467,122
Katakura Industries Co., Ltd.	28,124	393,825
Katitas Co., Ltd.	73,177	2,029,460
Kato Sangyo Co., Ltd.	29,781	893,633
KAWADA TECHNOLOGIES, Inc.	6,090	214,860
Kawasaki Kisen Kaisha Ltd. *	121,348	3,263,900
KeePer Technical Laboratory Co., Ltd.	17,940	374,868
Keihanshin Building Co., Ltd.	51,509	649,629
Keiyo Co., Ltd.	56,286	372,596
Kenedix Residential Next Investment Corp.	1,028	2,089,184
Kenedix Retail REIT Corp.	655	1,692,667
Kenko Mayonnaise Co., Ltd.	20,270	313,519
Key Coffee, Inc.	27,097	511,018
KFC Holdings Japan Ltd.	21,467	544,019
KH Neochem Co., Ltd.	50,248	1,298,521
Kintetsu Department Store Co., Ltd. *	12,316	352,766
Kintetsu World Express, Inc.	50,741	1,153,467
Kisoji Co., Ltd.	31,935	680,660
Kissei Pharmaceutical Co., Ltd.	52,164	1,014,583
Kitanotatsujin Corp.	93,328	411,585
Kitz Corp.	119,848	824,960
KLab, Inc. *	44,889	283,273
Koa Corp.	43,255	622,227
Koatsu Gas Kogyo Co., Ltd.	34,002	209,933
Kohnan Shoji Co., Ltd.	35,184	962,981
Komatsu Matere Co., Ltd.	44,503	381,194
KOMEDA Holdings Co., Ltd.	44,625	816,823
Komeri Co., Ltd.	41,529	990,125
Komori Corp.	58,439	430,421
Konishi Co., Ltd.	38,700	552,128
Konoike Transport Co., Ltd.	37,872	391,548
Koshidaka Holdings Co., Ltd.	70,855	399,455
Kourakuen Holdings Corp. *	12,282	176,119
Krosaki Harima Corp.	6,024	252,518
Kumagai Gumi Co., Ltd.	50,536	1,385,461
Kumiai Chemical Industry Co., Ltd.	139,632	1,075,411
Kura Sushi, Inc.	28,683	997,613
Kurabo Industries Ltd.	28,322	474,115
Kureha Corp.	26,315	1,545,759
Kurimoto Ltd.	16,831	260,175

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
KYB Corp.	27,657	966,958
Kyodo Printing Co., Ltd.	11,163	282,590
Kyoei Steel Ltd.	30,934	400,827
Kyokuto Kaihatsu Kogyo Co., Ltd.	42,632	684,205
Kyokuto Securities Co., Ltd.	34,480	261,167
Kyokuyo Co., Ltd.	13,132	342,584
KYORIN Holdings, Inc.	55,504	871,611
Kyosan Electric Manufacturing Co., Ltd.	57,892	225,830
LEC, Inc.	37,376	372,825
Leopalace21 Corp. *	354,916	445,359
Life Corp.	28,430	869,897
LIFULL Co., Ltd.	94,247	313,657
Link And Motivation, Inc.	61,173	314,278
LITALICO, Inc.	12,466	605,305
M&A Capital Partners Co., Ltd. *	18,748	798,676
Macnica Fuji Electronics Holdings, Inc.	69,105	1,503,061
Macromill, Inc.	57,786	463,969
Maeda Kosen Co., Ltd.	30,703	972,948
Maezawa Kyuso Industries Co., Ltd.	21,038	212,341
Makino Milling Machine Co., Ltd.	29,657	1,194,640
Mandom Corp.	50,416	878,355
Marudai Food Co., Ltd.	28,837	444,191
Maruha Nichiro Corp.	51,744	1,136,274
Marusan Securities Co., Ltd.	90,265	569,620
Maruwa Co., Ltd.	11,663	1,145,355
Maruzen Showa Unyu Co., Ltd.	25,655	791,987
Marvelous, Inc.	51,168	381,056
Matsuda Sangyo Co., Ltd.	18,701	381,417
Matsuya Co., Ltd. *	55,135	470,759
Matsuyafoods Holdings Co., Ltd.	11,684	369,723
Max Co., Ltd.	53,582	817,068
Maxell Holdings Ltd. *	56,912	655,154
Maxvalu Tokai Co., Ltd.	15,776	351,741
MCJ Co., Ltd.	94,970	949,916
Media Do Co., Ltd.	9,020	452,743
Medical Data Vision Co., Ltd.	22,051	407,836
MedPeer, Inc. *	22,532	1,001,878
Megachips Corp.	25,892	778,114
Meidensha Corp.	61,322	1,269,654
Meisei Industrial Co., Ltd.	66,138	444,428
Meitec Corp.	35,599	1,961,627
Melco Holdings, Inc.	8,830	389,813
Menicon Co., Ltd.	37,825	2,390,396
METAWATER Co., Ltd.	30,178	546,346
Micronics Japan Co., Ltd.	46,186	653,050
Mie Kotsu Group Holdings, Inc.	88,288	398,189
Milbon Co., Ltd.	26,465	1,475,158
Mimasu Semiconductor Industry Co., Ltd.	21,493	506,373
Ministop Co., Ltd.	18,790	231,340
Mirai Corp.	1,673	748,457
Mirait Holdings Corp.	126,423	2,254,290
Miroku Jyoho Service Co., Ltd.	27,831	409,968
Mitsuba Corp. *	46,039	384,722
Mitsubishi Estate Logistics REIT Investment Corp.	356	1,472,880
Mitsubishi Logisnext Co., Ltd.	98,377	916,009
Mitsubishi Pencil Co., Ltd.	62,768	860,117
Mitsubishi Research Institute, Inc.	9,004	345,505
Mitsuboshi Belting Ltd.	30,369	489,052
Mitsui DM Sugar Holdings Co., Ltd.	22,757	377,231
Mitsui E&S Holdings Co., Ltd. *	113,722	518,070
Mitsui High-Tec, Inc.	33,902	1,291,652
Mitsui-Soko Holdings Co., Ltd.	31,265	652,450
Mitsuuroko Group Holdings Co., Ltd.	64,556	726,714
Mixi, Inc.	60,500	1,481,487
Mizuho Leasing Co., Ltd.	60,481	1,924,833
Mizuno Corp.	27,038	564,485
Modec, Inc.	30,992	612,090
Monex Group, Inc.	256,039	2,002,214
Security	Number of Shares	Value ($)
Monogatari Corp.	13,761	818,340
Mori Trust Hotel Reit, Inc.	324	397,432
Mori Trust Sogo REIT, Inc.	1,092	1,547,021
Moriroku Holdings Co., Ltd.	14,182	286,413
Morita Holdings Corp.	57,572	829,225
MOS Food Services, Inc.	34,859	987,368
MTI Ltd.	39,780	255,735
Musashi Seimitsu Industry Co., Ltd.	64,666	1,315,958
Nachi-Fujikoshi Corp.	29,111	1,123,675
Nagaileben Co., Ltd.	36,794	867,532
Nagatanien Holdings Co., Ltd.	14,908	300,532
Neturen Co., Ltd.	49,724	250,485
Nextage Co., Ltd.	54,073	819,638
Nichi-iko Pharmaceutical Co., Ltd.	69,330	547,201
Nichias Corp.	80,275	2,000,762
Nichiban Co., Ltd.	19,316	302,803
Nichicon Corp.	90,485	951,131
Nichiden Corp.	19,752	361,364
Nichiha Corp.	40,404	1,101,076
Nichireki Co., Ltd.	31,394	383,950
Nihon Chouzai Co., Ltd.	23,960	352,292
Nihon Nohyaku Co., Ltd.	46,865	227,134
Nihon Parkerizing Co., Ltd.	147,327	1,500,398
Nihon Tokushu Toryo Co., Ltd.	20,449	193,194
Nihon Trim Co., Ltd.	6,460	209,704
Nikkiso Co., Ltd.	85,310	932,418
Nippn Corp.	68,169	978,757
Nippon Beet Sugar Manufacturing Co., Ltd.	16,694	250,163
Nippon Carbon Co., Ltd.	15,537	613,145
Nippon Ceramic Co., Ltd.	25,332	642,888
Nippon Chemi-Con Corp. *	29,470	661,886
Nippon Denko Co., Ltd.	157,896	465,181
Nippon Densetsu Kogyo Co., Ltd.	48,929	818,635
Nippon Gas Co., Ltd.	158,351	2,456,438
Nippon Holdings Co., Ltd.	73,931	1,584,500
Nippon Kanzai Co., Ltd.	24,905	536,485
Nippon Koei Co., Ltd.	20,504	589,158
Nippon Light Metal Holdings Co., Ltd.	86,093	1,492,879
Nippon Parking Development Co., Ltd.	191,236	266,052
NIPPON REIT Investment Corp.	492	2,013,185
Nippon Rietec Co., Ltd.	20,868	319,163
Nippon Seiki Co., Ltd.	73,105	766,447
Nippon Sharyo Ltd.	7,994	162,242
Nippon Sheet Glass Co., Ltd. *	135,327	761,695
Nippon Signal Company Ltd.	96,440	835,711
Nippon Soda Co., Ltd.	38,290	1,189,001
Nippon Steel Trading Corp.	21,810	880,531
Nippon Suisan Kaisha Ltd.	387,928	1,813,094
Nippon Thompson Co., Ltd.	90,457	522,302
Nippon Yakin Kogyo Co., Ltd.	21,030	439,436
Nishi-Nippon Financial Holdings, Inc.	216,647	1,388,826
Nishimatsu Construction Co., Ltd.	73,583	2,298,319
Nishimatsuya Chain Co., Ltd.	70,162	990,147
Nishio Rent All Co., Ltd.	21,574	639,520
Nissan Shatai Co., Ltd.	94,420	616,445
Nissei ASB Machine Co., Ltd.	11,329	552,157
Nissha Co., Ltd.	58,248	830,487
Nisshinbo Holdings, Inc.	205,248	1,737,539
Nissin Electric Co., Ltd.	68,232	799,116
Nissin Sugar Co., Ltd.	13,772	216,645
Nitta Corp.	27,161	652,506
Nittetsu Mining Co., Ltd.	8,998	513,821
Nitto Boseki Co., Ltd.	40,726	1,270,199
Nitto Kogyo Corp.	39,157	632,707
Nitto Kohki Co., Ltd.	16,594	285,180
Nohmi Bosai Ltd.	31,235	576,559
Nojima Corp.	45,399	1,263,205
Nomura Co., Ltd.	115,888	943,121

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Noritake Co., Ltd.	19,503	744,829
Noritsu Koki Co., Ltd.	29,674	634,089
Noritz Corp.	46,660	826,494
North Pacific Bank Ltd.	407,180	936,727
NSD Co., Ltd.	101,777	1,676,926
NTN Corp. *	621,362	1,824,960
NTT UD REIT Investment Corp.	1,382	2,019,435
Obara Group, Inc.	16,243	564,942
Ohara, Inc.	13,380	192,837
Ohsho Food Service Corp.	15,171	765,620
Oiles Corp.	38,406	548,981
Oisix ra daichi, Inc. *	36,544	1,058,355
Okabe Co., Ltd.	60,070	364,325
Okamoto Industries, Inc.	21,268	803,533
Okamura Corp.	108,636	1,388,881
Okasan Securities Group, Inc.	233,380	948,587
Oki Electric Industry Co., Ltd.	132,991	1,202,028
Okumura Corp.	51,235	1,352,911
Okuwa Co., Ltd.	36,096	369,904
One REIT, Inc.	233	652,548
Onoken Co., Ltd.	32,652	391,913
Onward Holdings Co., Ltd.	145,389	399,250
Open Door, Inc. *	20,140	456,916
Optex Group Co., Ltd.	48,936	866,364
Optim Corp. *	31,514	721,835
Optorun Co., Ltd.	14,366	356,097
Organo Corp.	10,046	595,589
Oriental Shiraishi Corp. *	131,554	338,529
Oro Co., Ltd.	9,320	300,003
Osaka Organic Chemical Industry Ltd.	23,939	910,977
Osaka Soda Co., Ltd.	26,969	619,447
Osaki Electric Co., Ltd.	53,127	292,748
Outsourcing, Inc.	151,398	2,767,083
Oyo Corp.	30,805	359,100
Pacific Industrial Co., Ltd.	66,510	729,357
Pacific Metals Co., Ltd.	20,152	351,641
PAL GROUP Holdings Co., Ltd.	28,707	414,780
Paramount Bed Holdings Co., Ltd.	58,726	1,092,018
Pasona Group, Inc.	28,480	494,888
PC Depot Corp.	45,557	183,926
Pharma Foods International Co., Ltd. *	35,312	990,566
PIA Corp. *	9,002	253,750
Pilot Corp.	52,452	1,693,154
Piolax, Inc.	35,519	476,709
Plenus Co., Ltd.	40,513	715,770
Poletowin Pitcrew Holdings, Inc.	39,326	385,840
Press Kogyo Co., Ltd.	133,001	393,047
Pressance Corp.	26,760	420,714
Prestige International, Inc.	128,458	805,965
Prima Meat Packers Ltd.	41,459	1,161,116
Pronexus, Inc.	21,900	209,491
Proto Corp.	37,756	401,678
Qol Holdings Co., Ltd.	34,914	486,367
Raito Kogyo Co., Ltd.	63,717	1,052,728
Raiznext Corp.	61,891	649,440
Raksul, Inc. *	34,000	1,408,229
Relia, Inc.	59,498	655,168
Restar Holdings Corp.	35,523	593,692
Retail Partners Co., Ltd.	50,356	510,085
Rheon Automatic Machinery Co., Ltd.	31,626	379,598
Ricoh Leasing Co., Ltd.	20,310	631,600
Riken Corp.	13,524	303,744
Riken Keiki Co., Ltd.	24,537	635,653
Riken Technos Corp.	66,659	349,130
Riken Vitamin Co., Ltd.	24,420	327,746
Ringer Hut Co., Ltd. *	32,186	657,622
Riso Kagaku Corp.	37,223	562,872
Riso Kyoiku Co., Ltd.	134,218	383,218
Rock Field Co., Ltd.	29,246	422,302
Security	Number of Shares	Value ($)
Rokko Butter Co., Ltd.	16,876	239,694
Roland DG Corp.	16,497	321,315
Rorze Corp.	14,125	1,250,989
Round One Corp.	89,249	1,179,978
Royal Holdings Co., Ltd. *	37,563	689,950
RPA Holdings, Inc. *	41,960	278,144
RS Technologies Co., Ltd.	10,336	509,399
Ryobi Ltd. *	39,524	576,822
Ryoden Corp.	19,026	278,881
Ryosan Co., Ltd.	33,096	621,142
Ryoyo Electro Corp.	18,138	436,401
S Foods, Inc.	26,152	782,360
S-Pool, Inc.	82,371	660,616
Sagami Holdings Corp. *	28,512	267,555
Saibu Gas Holdings Co., Ltd.	35,436	808,124
Saizeriya Co., Ltd.	41,525	902,052
Sakai Chemical Industry Co., Ltd.	21,630	354,813
Sakai Moving Service Co., Ltd.	12,319	627,292
Sakata INX Corp.	61,565	579,962
Sakata Seed Corp.	45,773	1,531,663
SAMTY Co., Ltd.	41,297	733,376
Samty Residential Investment Corp.	350	379,677
San ju San Financial Group, Inc.	31,081	368,252
San-A Co., Ltd.	26,915	1,047,476
San-Ai Oil Co., Ltd.	80,110	870,484
Sanei Architecture Planning Co., Ltd.	13,445	249,400
Sangetsu Corp.	82,568	1,171,231
Sanken Electric Co., Ltd. *	32,000	1,542,169
Sanki Engineering Co., Ltd.	78,460	995,242
Sankyo Seiko Co., Ltd.	53,152	251,321
Sankyo Tateyama, Inc.	41,636	300,983
Sanoh Industrial Co., Ltd.	32,716	336,159
Sanrio Co., Ltd. *	83,304	1,413,460
Sanshin Electronics Co., Ltd.	26,669	516,284
Sanyo Chemical Industries Ltd.	14,693	748,177
Sanyo Denki Co., Ltd.	12,996	908,745
Sanyo Electric Railway Co., Ltd.	23,729	409,742
Sanyo Special Steel Co., Ltd. *	32,872	493,790
Sato Holdings Corp.	32,241	773,667
SB Technology Corp.	14,220	399,544
SBS Holdings, Inc.	25,934	734,571
Seikagaku Corp.	56,837	604,160
Seiko Holdings Corp.	38,145	760,992
Seiren Co., Ltd.	62,563	1,159,954
Sekisui Jushi Corp.	40,894	790,921
Senko Group Holdings Co., Ltd.	160,929	1,491,127
Senshu Ikeda Holdings, Inc.	392,466	581,695
Shibaura Machine Co., Ltd.	38,967	903,886
Shibuya Corp.	30,478	936,719
SHIFT, Inc. *	15,948	2,220,176
Shikoku Chemicals Corp.	43,347	490,721
Shima Seiki Manufacturing Ltd.	40,382	803,050
Shin Nippon Air Technologies Co., Ltd.	18,235	339,911
Shin-Etsu Polymer Co., Ltd.	47,430	458,450
Shindengen Electric Manufacturing Co., Ltd. *	10,193	333,201
Shinko Shoji Co., Ltd.	48,378	331,685
Shinmaywa Industries Ltd.	84,086	751,594
Shinnihon Corp.	40,587	319,972
Shinwa Co., Ltd.	15,937	306,060
Shizuoka Gas Co., Ltd.	79,653	761,945
Shoei Co., Ltd.	34,150	1,246,758
Shoei Foods Corp.	18,782	688,261
Showa Sangyo Co., Ltd.	36,425	986,017
Siix Corp.	47,484	672,267
Sinanen Holdings Co., Ltd.	13,160	331,947
Sinfonia Technology Co., Ltd.	37,079	446,398
Sinko Industries Ltd.	29,409	516,914
Sintokogio Ltd.	71,847	495,204

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SMK Corp.	7,504	179,591
Sodick Co., Ltd.	57,171	575,999
Solasto Corp.	66,634	790,701
SOSiLA Logistics REIT, Inc.	649	865,137
Sourcenext Corp.	124,442	333,807
Sparx Group Co., Ltd.	146,330	373,892
SRA Holdings	9,880	234,658
ST Corp.	15,944	255,887
St Marc Holdings Co., Ltd.	20,246	285,349
Star Asia Investment Corp.	1,631	879,457
Star Micronics Co., Ltd.	46,791	748,826
Starts Corp., Inc.	43,102	1,100,527
Starts Proceed Investment Corp.	238	495,585
Starzen Co., Ltd.	20,696	399,712
Stella Chemifa Corp.	12,178	327,552
Strike Co., Ltd.	20,693	800,625
Studio Alice Co., Ltd.	12,582	257,189
Sumida Corp.	29,942	280,157
Sumitomo Densetsu Co., Ltd.	18,776	395,239
Sumitomo Mitsui Construction Co., Ltd.	222,526	963,150
Sumitomo Osaka Cement Co., Ltd.	52,352	1,485,231
Sumitomo Riko Co., Ltd.	55,074	339,533
Sumitomo Seika Chemicals Co., Ltd.	13,178	433,775
Sun Frontier Fudousan Co., Ltd.	42,536	359,704
Suruga Bank Ltd.	271,486	896,107
SWCC Showa Holdings Co., Ltd.	30,959	473,780
Systena Corp.	99,596	1,800,381
T Hasegawa Co., Ltd.	32,338	636,027
T-Gaia Corp.	29,729	511,725
Tachi-S Co., Ltd.	40,819	466,927
Tachibana Eletech Co., Ltd.	27,584	370,462
Tadano Ltd.	174,456	1,735,439
Taihei Dengyo Kaisha Ltd.	23,306	562,438
Taikisha Ltd.	42,419	1,230,431
Taiko Pharmaceutical Co., Ltd. (a)	40,333	390,952
Taisei Lamick Co., Ltd.	8,888	222,089
Taiyo Holdings Co., Ltd.	27,160	1,266,932
Takamatsu Construction Group Co., Ltd.	22,360	417,617
Takaoka Toko Co., Ltd.	15,476	200,389
Takara Leben Co., Ltd.	112,698	361,740
Takara Leben Real Estate Investment Corp.	465	502,737
Takara Standard Co., Ltd.	69,389	1,033,500
Takasago International Corp.	19,398	478,887
Takasago Thermal Engineering Co., Ltd.	92,316	1,561,334
Takeuchi Manufacturing Co., Ltd.	49,048	1,328,611
Taki Chemical Co., Ltd.	7,108	358,712
Takuma Co., Ltd.	107,538	1,845,185
Tama Home Co., Ltd. (a)	21,365	425,066
Tamron Co., Ltd.	19,499	434,749
Tamura Corp.	112,014	562,234
Tanseisha Co., Ltd.	48,091	367,761
Tatsuta Electric Wire & Cable Co., Ltd.	45,753	239,218
Tayca Corp.	25,536	293,266
TechMatrix Corp.	33,505	539,858
Teikoku Electric Manufacturing Co., Ltd.	22,868	263,042
Teikoku Sen-I Co., Ltd.	31,276	577,031
Tekken Corp.	19,625	335,485
Tenma Corp.	19,742	440,706
TerraSky Co., Ltd. *	10,584	241,755
The 77 Bank Ltd.	106,036	1,316,109
The Aichi Bank Ltd.	12,264	317,041
The Akita Bank Ltd.	20,937	270,720
The Aomori Bank Ltd.	29,010	585,080
The Awa Bank Ltd.	51,736	995,909
The Bank of Iwate Ltd.	22,405	378,119
The Bank of Nagoya Ltd.	24,999	615,342
The Bank of Okinawa Ltd.	31,891	771,648
The Bank of Saga Ltd.	19,669	249,674
The Chukyo Bank Ltd.	17,435	239,706
Security	Number of Shares	Value ($)
The Ehime Bank Ltd.	46,988	354,199
The Fukui Bank Ltd.	32,117	454,997
The Hokkoku Bank Ltd.	34,792	752,943
The Hyakugo Bank Ltd.	314,582	898,193
The Hyakujushi Bank Ltd.	37,887	513,313
The Japan Steel Works Ltd.	92,674	2,471,588
The Japan Wool Textile Co., Ltd.	94,128	811,397
The Juroku Bank Ltd.	52,139	935,871
The Keiyo Bank Ltd.	160,310	609,316
The Kiyo Bank Ltd.	91,143	1,245,628
The Michinoku Bank Ltd.	24,418	223,364
The Miyazaki Bank Ltd.	20,075	377,678
The Musashino Bank Ltd.	48,166	779,591
The Nanto Bank Ltd.	47,320	807,635
The Nippon Road Co., Ltd.	7,669	522,308
The Nisshin Oillio Group Ltd.	34,473	949,790
The Ogaki Kyoritsu Bank Ltd.	55,409	963,832
The Oita Bank Ltd.	23,339	369,477
The Okinawa Electric Power Co., Inc.	73,598	931,561
The Pack Corp.	15,998	413,570
The San-In Godo Bank Ltd.	212,936	1,047,496
The Shibusawa Warehouse Co., Ltd.	13,927	264,800
The Shiga Bank Ltd.	73,220	1,356,209
The Shikoku Bank Ltd.	54,499	346,395
The Shimizu Bank Ltd.	16,328	239,779
The Sumitomo Warehouse Co., Ltd.	74,372	997,488
The Tochigi Bank Ltd.	149,420	241,844
The Toho Bank Ltd.	346,276	661,223
The Towa Bank Ltd.	43,037	217,973
The Yamagata Bank Ltd.	46,018	374,923
The Yamanashi Chuo Bank Ltd.	59,751	452,581
TKC Corp.	42,728	1,350,123
Toa Corp. (a)	22,780	517,638
Toa Corp. Hyogo	31,860	258,125
Toagosei Co., Ltd.	180,264	1,973,520
TOC Co., Ltd.	67,782	444,381
Tocalo Co., Ltd.	76,775	1,000,396
Toei Co., Ltd.	9,666	2,001,317
Toenec Corp.	10,852	368,065
Toho Co., Ltd.	14,280	222,169
Toho Holdings Co., Ltd.	76,315	1,188,703
Toho Titanium Co., Ltd.	43,402	373,342
Toho Zinc Co., Ltd.	18,578	346,643
Tokai Corp.	32,514	693,593
TOKAI Holdings Corp.	166,900	1,346,127
Tokai Tokyo Financial Holdings, Inc.	311,309	1,186,074
Token Corp.	10,439	924,536
Tokushu Tokai Paper Co., Ltd.	12,352	496,439
Tokyo Electron Device Ltd.	9,186	502,004
Tokyo Energy & Systems, Inc.	26,390	234,684
Tokyo Kiraboshi Financial Group, Inc.	35,409	436,274
Tokyo Seimitsu Co., Ltd.	56,232	2,807,126
Tokyo Steel Manufacturing Co., Ltd.	115,860	1,228,395
Tokyotokeiba Co., Ltd.	21,320	1,054,611
Tokyu Construction Co., Ltd.	104,165	671,543
Tokyu REIT, Inc.	969	1,718,163
Tomoku Co., Ltd.	12,082	211,263
TOMONY Holdings, Inc.	201,070	559,467
Tomy Co., Ltd.	129,670	1,131,923
Tonami Holdings Co., Ltd.	9,570	435,099
Topcon Corp.	157,450	2,516,909
Toppan Forms Co., Ltd.	56,806	563,540
Topre Corp.	60,734	910,665
Topy Industries Ltd.	26,630	328,592
Toridoll Holdings Corp.	60,325	936,347
Torii Pharmaceutical Co., Ltd.	22,509	504,521
Torishima Pump Manufacturing Co., Ltd.	31,760	262,513
Tosei Corp.	37,666	363,046
Tosho Co., Ltd.	20,044	326,427

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Totetsu Kogyo Co., Ltd.	49,340	1,087,073
Towa Corp.	36,338	680,336
Towa Pharmaceutical Co., Ltd.	39,079	833,638
Toyo Construction Co., Ltd.	107,702	554,302
Toyo Corp.	33,805	340,893
Toyo Ink SC Holdings Co., Ltd.	54,177	1,000,532
Toyo Kanetsu KK	11,440	245,808
Toyo Tanso Co., Ltd.	21,228	456,699
Toyobo Co., Ltd.	129,932	1,624,519
TPR Co., Ltd.	41,333	564,512
Trancom Co., Ltd.	9,197	717,529
Transcosmos, Inc.	38,432	1,055,373
Tri Chemical Laboratories, Inc.	37,808	1,211,850
Trusco Nakayama Corp.	56,559	1,449,782
TSI Holdings Co., Ltd. *	111,431	309,038
Tsubaki Nakashima Co., Ltd.	59,612	970,270
Tsubakimoto Chain Co.	47,102	1,351,278
Tsugami Corp.	68,874	1,046,496
Tsukishima Kikai Co., Ltd.	49,664	535,138
Tsukui Holdings Corp. (a)	19,046	159,850
Tsurumi Manufacturing Co., Ltd.	31,522	508,766
UACJ Corp. *	40,383	882,753
Ubicom Holdings, Inc.	8,920	250,222
Uchida Yoko Co., Ltd.	12,586	548,188
Union Tool Co.	13,158	435,509
Unipres Corp.	54,218	476,734
United Arrows Ltd. *	40,875	694,290
United Super Markets Holdings, Inc.	77,169	769,760
Unitika Ltd. *	71,532	238,061
UT Group Co., Ltd.	39,648	1,086,963
V Technology Co., Ltd.	12,548	595,595
V-Cube, Inc. *	27,824	623,905
Valor Holdings Co., Ltd.	57,229	1,184,389
Valqua Ltd.	22,569	428,293
ValueCommerce Co., Ltd.	23,782	662,804
Vector, Inc. *	32,324	273,347
Vision, Inc./Tokyo Japan *	37,504	341,364
Vital KSK Holdings, Inc.	47,649	311,522
VT Holdings Co., Ltd.	132,749	569,743
W-Scope Corp. *	62,925	374,203
Wacoal Holdings Corp.	81,540	1,855,827
Wacom Co., Ltd.	212,303	1,335,882
Wakita & Co., Ltd.	62,842	641,134
Warabeya Nichiyo Holdings Co., Ltd.	18,998	336,168
WATAMI Co., Ltd.	27,055	222,393
WDB Holdings Co., Ltd.	12,012	276,011
Weathernews, Inc.	7,476	369,806
World Co., Ltd. *	26,280	338,611
World Holdings Co., Ltd.	12,982	316,125
Xebio Holdings Co., Ltd.	32,072	276,174
YA-MAN Ltd.	38,320	531,027
Yahagi Construction Co., Ltd.	33,872	221,758
YAKUODO Holdings Co., Ltd.	15,800	343,800
YAMABIKO Corp.	45,661	498,233
Yamashin-Filter Corp.	51,154	381,882
Yamazen Corp.	97,361	864,939
Yellow Hat Ltd.	40,390	727,920
Yodogawa Steel Works Ltd.	38,117	821,435
Yokogawa Bridge Holdings Corp.	45,577	830,933
Yokohama Reito Co., Ltd.	64,195	514,844
Yokowo Co., Ltd.	29,687	625,458
Yondoshi Holdings, Inc.	30,437	515,886
Yonex Co., Ltd.	46,748	259,298
Yorozu Corp.	27,700	309,807
Yoshinoya Holdings Co., Ltd. *	93,458	1,721,718
Yuasa Trading Co., Ltd.	22,370	616,332
Yukiguni Maitake Co., Ltd.	28,956	466,034
Yurtec Corp.	58,786	404,647
Yushin Precision Equipment Co., Ltd.	27,053	201,714
Security	Number of Shares	Value ($)
Zenrin Co., Ltd.	50,532	537,599
ZERIA Pharmaceutical Co., Ltd.	53,713	1,031,524
ZIGExN Co., Ltd.	85,382	308,221
Zojirushi Corp.	62,025	956,530
Zuiko Corp.	24,500	239,932
Zuken, Inc.	21,090	597,366
		614,992,886

Netherlands 1.8%
Accell Group N.V. *	32,289	1,832,910
Alfen Beheer BV *	16,361	1,413,048
AMG Advanced Metallurgical Group N.V.	41,413	1,501,310
APERAM S.A.	65,861	3,627,936
Arcadis N.V.	106,930	4,655,377
B&S Group Sarl	37,861	409,088
Basic-Fit N.V *	60,847	2,926,288
BE Semiconductor Industries N.V.	101,444	8,128,698
Boskalis Westminster	117,248	3,996,262
Brunel International N.V.	29,839	405,648
Corbion N.V.	87,937	5,071,082
Eurocommercial Properties N.V. *	73,020	2,170,363
Flow Traders	38,930	1,701,522
ForFarmers N.V.	44,400	287,737
Fugro N.V. CVA *	148,748	1,617,186
Intertrust N.V. *	130,160	2,403,685
Koninklijke BAM Groep N.V. *	361,226	1,063,106
NSI N.V.	28,760	1,185,901
OCI N.V. *	144,338	3,720,464
PostNL N.V.	703,890	4,131,163
SBM Offshore N.V.	240,349	4,139,925
Sligro Food Group N.V. *	49,307	1,576,662
TKH Group N.V.	62,355	3,298,085
TomTom N.V. *	103,512	943,177
Vastned Retail N.V.	24,577	731,996
Wereldhave N.V.	59,040	1,056,498
		63,995,117

New Zealand 0.9%
Argosy Property Ltd.	1,227,192	1,334,572
Arvida Group Ltd.	838,619	1,112,638
Chorus Ltd.	651,492	2,966,244
EBOS Group Ltd.	137,057	3,229,406
Freightways Ltd.	247,002	2,066,543
Genesis Energy Ltd.	747,451	1,823,501
Goodman Property Trust	1,636,631	2,634,158
Heartland Group Holdings Ltd.	623,538	877,007
Kathmandu Holdings Ltd.	857,461	982,222
Oceania Healthcare Ltd.	512,262	512,518
Pacific Edge Ltd. *	668,306	562,046
Precinct Properties New Zealand Ltd.	1,637,187	1,839,789
Pushpay Holdings Ltd. *	1,051,996	1,296,585
Restaurant Brands New Zealand Ltd. *	45,563	443,305
Scales Corp., Ltd.	163,790	540,302
Skellerup Holdings Ltd.	261,548	858,989
SKY Network Television Ltd. *	2,416,464	299,581
Summerset Group Holdings Ltd.	335,179	3,013,260
Synlait Milk Ltd. *	151,124	331,982
Tourism Holdings Ltd. *	218,517	396,062
Vector Ltd.	360,964	1,052,030
Vista Group International Ltd. *	319,962	510,340
Vital Healthcare Property Trust	573,231	1,234,310
Z Energy Ltd.	679,536	1,261,219
		31,178,609

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Norway 1.9%
Atea A.S.A. *	119,893	2,356,048
Austevoll Seafood A.S.A.	128,897	1,686,088
Bakkafrost P/F	75,469	6,730,675
Bonheur A.S.A.	30,256	856,367
Borregaard A.S.A.	147,288	3,370,330
BW Energy Ltd. *	91,236	262,602
BW LPG Ltd.	123,986	857,665
BW Offshore Ltd.	127,453	520,752
Crayon Group Holding A.S.A. *	87,669	1,292,629
DNO A.S.A. *	725,379	771,068
Elkem A.S.A. *	369,347	1,344,655
Entra A.S.A.	246,860	5,861,511
Frontline Ltd.	130,201	1,102,915
Grieg Seafood A.S.A. *	82,111	814,654
Hexagon Composites A.S.A. *	162,681	733,999
Kongsberg Gruppen A.S.A.	111,293	2,882,320
NEL A.S.A. *	1,989,804	4,355,532
Nordic Semiconductor A.S.A. *	229,000	6,380,219
Norway Royal Salmon A.S.A.	23,781	518,556
Norwegian Finans Holding A.S.A.	229,442	2,693,761
Ocean Yield A.S.A.	79,330	280,076
Sbanken A.S.A.	123,247	1,516,305
SpareBank 1 Oestlandet	40,451	559,634
SpareBank 1 SMN	190,051	2,697,566
SpareBank 1 SR-Bank A.S.A.	263,690	3,641,804
Stolt-Nielsen Ltd.	31,967	509,593
Storebrand A.S.A.	685,948	6,840,024
Subsea 7 S.A.	352,534	3,501,840
TGS Nopec Geophysical Co. A.S.A.	175,049	2,369,405
Veidekke A.S.A.	159,327	2,383,508
Wallenius Wilhelmsen A.S.A. *	160,322	639,699
		70,331,800

Poland 0.6%
Alior Bank S.A. *	132,849	1,226,731
AmRest Holdings SE *	104,762	886,832
Asseco Poland S.A.	82,194	1,632,291
Bank Handlowy w Warszawie S.A. *	47,287	589,650
Bank Millennium S.A. *	890,104	1,218,741
CCC S.A. *	41,495	1,352,749
Ciech S.A. *	38,687	479,259
Enea S.A. *	303,076	707,269
Eurocash S.A. *	112,226	468,301
Grupa Azoty S.A. *	67,986	634,988
Grupa Lotos S.A.	145,280	2,034,184
Jastrzebska Spolka Weglowa S.A. *	78,765	776,962
Kernel Holding S.A.	79,347	1,245,944
KRUK S.A. *	24,442	1,713,154
mBank S.A. *	19,019	1,550,062
Mercator Medical S.A. *	5,286	344,076
Orange Polska S.A. *	1,006,467	1,834,688
PGE Polska Grupa Energetyczna S.A. *	1,075,155	2,969,057
Tauron Polska Energia S.A. *	1,438,641	1,326,100
Warsaw Stock Exchange	42,192	573,113
		23,564,151

Portugal 0.3%
Altri, SGPS, S.A.	102,482	727,808
Banco Comercial Portugues S.A. *	11,424,367	2,223,871
Corticeira Amorim SGPS S.A.	48,397	610,772
CTT-Correios de Portugal S.A. (a)	223,490	1,148,871
Mota-Engil, SGPS, S.A. *(a)	130,200	231,085
NOS, SGPS S.A.	328,970	1,186,976
REN - Redes Energeticas Nacionais, SGPS, S.A.	616,192	1,733,919
Security	Number of Shares	Value ($)
Semapa-Sociedade de Investimento e Gestao	37,118	533,540
Sonae, SGPS, S.A.	1,353,649	1,311,738
The Navigator Co. S.A.	376,672	1,386,624
		11,095,204

Republic of Korea 6.1%
AbClon, Inc. *	15,796	325,041
ABLBio, Inc. *	33,194	620,546
Ace Technologies Corp. *	40,617	553,554
Advanced Process Systems Corp.	16,270	418,676
AfreecaTV Co., Ltd.	9,746	835,396
Ahnlab, Inc.	8,469	515,597
Amicogen, Inc. *	25,358	813,966
Ananti, Inc. *	61,794	525,246
Anterogen Co., Ltd. *	7,145	324,802
Aprogen pharmaceuticals, Inc. *	288,607	313,113
Asiana Airlines, Inc. *(b)	49,226	759,156
BH Co., Ltd.	35,419	547,815
Binex Co., Ltd. *	34,678	710,475
Binggrae Co., Ltd.	7,218	404,488
Bukwang Pharmaceutical Co., Ltd.	55,798	1,065,630
Cafe24 Corp. *	20,547	562,818
Cellivery Therapeutics, Inc. *	18,166	1,633,686
Chabiotech Co., Ltd. *	60,008	1,033,044
Chong Kun Dang Pharmaceutical Corp.	11,403	1,334,252
Chongkundang Holdings Corp.	4,170	405,671
Chunbo Co., Ltd.	5,764	877,546
CJ CGV Co., Ltd. *	29,166	811,983
CMG Pharmaceutical Co., Ltd. *	138,933	558,697
Com2uSCorp	14,487	1,719,787
Cosmax, Inc. *	10,237	1,156,516
CosmoAM&T Co., Ltd. *	28,451	663,253
CrystalGenomics, Inc. *	69,081	507,284
CS Wind Corp.	29,298	2,022,726
Cuckoo Homesys Co., Ltd.	8,044	370,718
Daea TI Co., Ltd.	84,783	472,072
Daeduck Electronics Co., Ltd. / New	49,629	667,475
Daejoo Electronic Materials Co., Ltd.	13,549	563,681
Daesang Corp.	33,768	894,687
Daewoong Co., Ltd.	30,821	1,044,592
Daewoong Pharmaceutical Co., Ltd.	6,061	858,637
Daishin Securities Co., Ltd.	54,884	900,544
Daou Technology, Inc.	36,926	902,209
Dawonsys Co., Ltd.	47,987	804,588
DB HiTek Co., Ltd.	51,496	2,400,961
Dentium Co., Ltd.	9,212	474,931
DIO Corp. *	16,252	563,203
Dong-A Socio Holdings Co., Ltd.	4,335	481,969
Dong-A ST Co., Ltd.	6,100	465,444
Dongjin Semichem Co., Ltd.	42,597	1,101,877
DongKook Pharmaceutical Co., Ltd.	34,709	896,278
Dongkuk Steel Mill Co., Ltd.	86,608	1,758,873
Dongsung Pharmaceutical Co., Ltd. *	33,325	325,690
Dongwon F&B Co., Ltd.	1,574	332,356
Dongwon Industries Co., Ltd.	1,980	533,480
Doosan Co., Ltd.	8,265	642,496
Doosan Fuel Cell Co., Ltd. *	43,083	1,651,393
DoubleUGames Co., Ltd.	13,552	821,407
Duk San Neolux Co., Ltd. *	17,402	656,885
Duzone Bizon Co., Ltd.	27,041	2,046,320
Ecopro BM Co., Ltd.	12,495	2,012,106
Ecopro Co., Ltd.	22,042	1,055,360
Ecopro HN Co., Ltd. *	4,510	653,840
ENF Technology Co., Ltd.	13,069	415,986
Enzychem Lifesciences Corp. *	9,663	881,999
Eo Technics Co., Ltd.	11,969	1,206,237
Eoflow Co., Ltd. *	13,534	714,743

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Eugene Investment & Securities Co., Ltd.	79,919	344,670
Eugene Technology Co., Ltd.	18,979	798,946
Eutilex Co., Ltd. *	12,757	406,627
F&F Co., Ltd. *	4,912	1,968,587
F&F Holdings Co., Ltd.	6,208	224,875
Foosung Co., Ltd. *	70,095	631,628
G-treeBNT Co., Ltd. *	32,118	329,733
Gamevil, Inc. *	6,491	234,253
GemVax & Kael Co., Ltd. *	50,591	1,097,734
GeneOne Life Science, Inc. *	63,698	1,285,040
Genexine, Inc. *	26,786	2,404,087
GOLFZON Co., Ltd.	4,494	457,338
Grand Korea Leisure Co., Ltd. *	26,152	433,795
Green Cross Cell Corp.	8,250	304,391
Green Cross Holdings Corp.	41,122	1,277,573
Green Cross LabCell Corp.	7,463	667,809
GS Home Shopping, Inc.	3,995	535,508
Halla Holdings Corp.	9,266	358,909
Hana Tour Service, Inc. *	14,152	1,063,335
Hanall Biopharma Co., Ltd. *	52,584	1,053,755
Hancom, Inc. *	22,586	387,808
Handsome Co., Ltd.	21,686	872,068
Hanil Cement Co., Ltd.	2,273	336,273
Hanjin Transportation Co., Ltd.	20,913	763,166
Hankook & Co. Co., Ltd.	41,083	756,976
Hanmi Semiconductor Co., Ltd.	31,508	940,748
Hansae Co., Ltd.	23,882	568,517
Hansol Chemical Co., Ltd.	11,983	2,686,049
Hansol Paper Co., Ltd.	21,547	304,282
Hansol Technics Co., Ltd. *	33,815	261,655
Hanwha General Insurance Co., Ltd. *	103,437	439,141
Hanwha Investment & Securities Co., Ltd. *	165,193	720,581
Hanwha Systems Co., Ltd.	53,117	852,501
Harim Holdings Co., Ltd.	41,291	394,288
HDC Holdings Co., Ltd.	64,943	818,120
HLB Life Science Co., Ltd. *	97,336	894,552
HS Industries Co., Ltd.	67,033	486,835
Huchems Fine Chemical Corp.	29,839	583,242
Hugel, Inc. *	9,101	1,638,555
Huons Co., Ltd.	9,225	520,266
Hyosung Advanced Materials Corp. *	4,583	1,579,991
Hyosung Chemical Corp. *	3,203	1,036,746
Hyosung Corp.	12,586	1,111,558
Hyosung Heavy Industries Corp. *	9,400	584,076
Hyosung TNC Corp.	4,396	2,798,494
Hyundai Autoever Corp.	6,157	623,815
Hyundai Bioland Co., Ltd.	20,673	420,763
Hyundai Bioscience Co., Ltd. *	47,748	1,609,724
Hyundai Construction Equipment Co., Ltd. *	18,690	966,926
Hyundai Electric & Energy System Co., Ltd. *	30,674	598,188
Hyundai Elevator Co., Ltd.	33,940	1,628,073
Hyundai Greenfood Co., Ltd.	83,612	817,153
Hyundai Home Shopping Network Corp.	7,623	645,901
Hyundai Rotem Co., Ltd. *	109,159	2,065,144
i-SENS, Inc.	12,351	310,076
ICD Co., Ltd.	16,389	216,747
Iljin Materials Co., Ltd.	24,439	1,487,858
Ilyang Pharmaceutical Co., Ltd.	20,167	698,874
iMarketKorea, Inc.	26,874	256,620
InBody Co., Ltd.	14,200	371,774
Innocean Worldwide, Inc.	16,344	951,068
Innox Advanced Materials Co., Ltd. *	12,148	651,350
Inscobee, Inc. *	134,338	357,737
Insun ENT Co., Ltd. *	39,412	468,223
Interpark Holdings Corp.	91,681	422,523
INTOPS Co., Ltd.	16,616	444,712
iNtRON Biotechnology, Inc. *	37,289	768,983
Security	Number of Shares	Value ($)
IS Dongseo Co., Ltd.	19,010	1,039,729
ITM Semiconductor Co., Ltd.	9,871	385,441
JB Financial Group Co., Ltd.	220,948	1,529,381
Jeil Pharmaceutical Co., Ltd.	9,893	391,622
JR Reit XXVII	154,610	722,243
Jusung Engineering Co., Ltd. *	47,006	617,446
JW Holdings Corp.	52,724	221,476
JW Pharmaceutical Corp.	19,998	522,677
JYP Entertainment Corp.	43,269	1,483,941
Kakao Games Corp. *	35,540	1,660,212
KC Co., Ltd.	10,400	251,771
KC Tech Co., Ltd.	12,795	319,502
KCC Glass Corp.	10,961	635,862
KEPCO Engineering & Construction Co., Inc.	19,380	1,013,049
KH FEELUX Co., Ltd. *	145,039	428,498
KH Vatec Co., Ltd. *	21,665	384,620
KISCO Corp.	51,639	481,526
KIWOOM Securities Co., Ltd.	16,856	1,858,951
KMW Co., Ltd. *	44,451	2,012,710
Koh Young Technology, Inc.	86,865	2,056,161
Kolmar Korea Co., Ltd.	21,580	1,137,724
Kolmar Korea Holdings Co., Ltd.	9,124	264,648
Kolon Industries, Inc.	26,834	1,460,436
Komipharm International Co., Ltd. *	48,638	453,542
Korea Asset In Trust Co., Ltd.	78,449	351,695
Korea Electric Terminal Co., Ltd.	10,516	799,567
Korea Line Corp. *	174,995	531,120
Korea PetroChemical Ind Co., Ltd.	4,064	985,665
Korea Real Estate Investment & Trust Co., Ltd.	211,245	454,575
Korea United Pharm, Inc.	12,484	642,501
Korean Reinsurance Co.	121,347	1,062,997
KTB Investment & Securities Co., Ltd.	66,962	359,036
Kuk-il Paper Manufacturing Co., Ltd. *	116,777	656,498
Kumho Tire Co., Inc. *	201,453	895,909
KUMHOE&C Co., Ltd.	36,850	378,313
Kwang Dong Pharmaceutical Co., Ltd.	44,044	355,416
L&C Bio Co., Ltd.	16,388	456,977
L&F Co., Ltd.	25,380	2,077,642
LEENO Industrial, Inc.	13,679	2,032,288
LegoChem Biosciences, Inc. *	24,504	1,088,652
LF Corp.	36,007	650,534
LG Hausys Ltd.	8,759	753,935
LG International Corp.	35,066	998,248
LIG Nex1 Co., Ltd.	16,055	647,785
Lock&Lock Co., Ltd. *	22,342	286,462
Lotte Confectionery Co., Ltd.	1,913	263,288
LOTTE Himart Co., Ltd.	17,228	603,204
LOTTE Reit Co., Ltd.	205,088	1,073,894
Lotte Tour Development Co., Ltd. *	43,010	796,339
LS Electric Co., Ltd.	21,868	1,115,654
Lutronic Corp. *	27,057	326,295
Maeil Dairies Co., Ltd.	4,716	331,934
Mcnex Co., Ltd.	17,600	765,355
Medipost Co., Ltd. *	20,162	588,427
MedPacto, Inc. *	18,574	1,294,001
Meritz Financial Group, Inc.	47,296	799,363
Meritz Fire & Marine Insurance Co., Ltd.	80,794	1,293,081
Meritz Securities Co., Ltd.	435,440	1,745,196
Mezzion Pharma Co., Ltd. *	6,903	888,793
Mirae Asset Life Insurance Co., Ltd.	128,954	471,163
Modetour Network, Inc. *	19,568	473,716
Namhae Chemical Corp.	24,809	215,102
Namsun Aluminum Co., Ltd. *	107,914	357,036
Naturecell Co., Ltd. *	68,563	863,723
Neowiz *	16,925	352,825
NEPES Corp. *	23,664	789,295
Nexen Tire Corp.	60,242	452,099

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NHN KCP Corp. *	18,277	816,098
NICE Holdings Co., Ltd.	27,246	460,492
NICE Information Service Co., Ltd.	47,156	974,577
NKMax Co., Ltd. *	38,855	512,121
NS Shopping Co., Ltd.	21,399	270,533
OliX Pharmaceuticals, Inc. *	13,189	510,271
OptoElectronics Solutions Co., Ltd.	10,554	379,463
Orion Holdings Corp.	26,944	417,942
Oscotec, Inc. *	36,426	1,214,962
Osstem Implant Co., Ltd.	14,170	1,129,484
Pan Ocean Co., Ltd.	276,280	1,711,732
Park Systems Corp.	6,815	870,130
Partron Co., Ltd.	53,120	490,573
Pearl Abyss Corp. *	45,250	2,361,293
Peptron, Inc. *	25,131	282,789
Pharmicell Co., Ltd. *	79,080	1,212,470
PI Advanced Materials Co., Ltd.	21,250	865,967
Poongsan Corp.	27,062	981,492
Posco ICT Co., Ltd.	75,922	538,459
RFHIC Corp.	26,968	905,543
S&S Tech Corp.	22,299	581,817
S-MAC Co., Ltd. *	369,003	478,086
Sam Chun Dang Pharm Co., Ltd. *	20,555	1,000,750
Sambu Engineering & Construction Co., Ltd. *	145,501	342,455
Samchully Co., Ltd.	4,073	342,916
Samsung Pharmaceutical Co., Ltd. *	83,886	838,634
Samwha Capacitor Co., Ltd.	11,855	618,633
Samyang Corp.	4,750	271,295
Samyang Holdings Corp.	8,325	865,866
Sangsangin Co., Ltd. *	54,123	380,458
SCM Lifescience Co., Ltd. *	14,285	415,627
Sebang Global Battery Co., Ltd.	12,135	1,035,822
Seobu T&D	33,694	263,739
Seojin System Co., Ltd. *	13,200	488,209
Seoul Semiconductor Co., Ltd.	56,913	1,007,829
SFA Engineering Corp.	27,078	1,047,625
SFA Semicon Co., Ltd. *	113,255	735,198
Shinsegae International, Inc.	3,318	669,371
Shinsung E&G Co., Ltd. *	244,975	640,278
Silicon Works Co., Ltd.	12,456	1,191,657
SIMMTECH Co., Ltd.	26,275	528,892
SK Discovery Co., Ltd.	14,379	674,277
SK Gas Ltd.	3,431	332,241
SK Materials Co., Ltd.	6,666	1,923,356
SK Securities Co., Ltd.	526,555	474,480
SL Corp.	23,163	647,974
SM Entertainment Co., Ltd. *	23,511	900,134
SNT Motiv Co., Ltd.	11,939	689,385
Solid, Inc. *	73,603	447,439
Songwon Industrial Co., Ltd.	21,706	397,025
Soulbrain Co., Ltd.	6,363	1,871,873
Soulbrain Holdings Co., Ltd. *	6,658	222,073
ST Pharm Co., Ltd. *	12,784	1,283,787
STCUBE *	37,897	281,348
Studio Dragon Corp. *	9,966	857,828
Sungwoo Hitech Co., Ltd.	56,866	349,262
Taekwang Industrial Co., Ltd.	846	949,692
Taeyoung Engineering & Construction Co., Ltd.	34,152	396,547
Taihan Electric Wire Co., Ltd. *	339,729	513,264
Telcon RF Pharmaceutical, Inc. *	134,282	582,133
TES Co., Ltd.	19,868	554,907
Tesna, Inc.	14,155	571,124
Tokai Carbon Korea Co., Ltd.	6,446	1,002,762
Tongyang, Inc.	296,612	364,349
Toptec Co., Ltd.	24,580	261,161
TY Holdings Co., Ltd. *	27,357	700,298
UniTest, Inc. *	22,202	403,112
Security	Number of Shares	Value ($)
Vaxcell-Bio Therapeutics Co., Ltd. *	15,105	1,328,612
Vidente Co., Ltd. *	35,825	318,002
Vieworks Co., Ltd.	8,772	294,943
Webzen, Inc. *	26,324	756,464
Wemade Co., Ltd.	11,260	588,593
Wonik Holdings Co., Ltd. *	47,313	280,832
WONIK IPS Co., Ltd.	52,182	2,353,407
YG Entertainment, Inc. *	14,902	660,055
Youlchon Chemical Co., Ltd.	16,872	342,644
Young Poong Corp.	670	419,914
Youngone Corp.	44,954	1,914,566
Youngone Holdings Co., Ltd.	7,633	356,567
Yuanta Securities Korea Co., Ltd.	112,317	455,189
Yungjin Pharmaceutical Co., Ltd. *	118,303	660,834
Yuyang DNU Co., Ltd. *(b)	32,067	14,376
Zinus, Inc.	12,386	1,154,975
		220,453,232

Singapore 0.8%
AEM Holdings Ltd.	305,293	825,989
AIMS APAC REIT	835,587	890,400
ARA LOGOS Logistics Trust	1,746,555	1,042,759
Ascendas India Trust	1,220,211	1,254,147
Best World International Ltd. *(b)	321,868	—
CapitaLand China Trust	1,484,642	1,514,712
CDL Hospitality Trusts	1,144,917	995,053
China Hongxing Sports Ltd. *(b)	884,000	—
COSCO Shipping International Singapore Co., Ltd. *	1,362,844	324,438
Cromwell European Real Estate Investment Trust	395,206	1,097,638
Eagle Hospitality Trust *(b)	940,343	—
ESR-REIT	3,609,847	1,077,607
Far East Hospitality Trust	1,404,190	626,113
First Real Estate Investment Trust	1,700,275	327,668
First Resources Ltd.	799,260	815,448
Frasers Centrepoint Trust	1,558,225	2,755,628
Frasers Hospitality Trust	1,109,064	435,847
Haw Par Corp., Ltd.	210,108	2,137,284
Keppel Infrastructure Trust	5,187,151	2,136,485
Keppel Pacific Oak US REIT	1,127,573	840,042
Lendlease Global Commercial REIT	1,341,559	775,614
Lippo Malls Indonesia Retail Trust *	7,756,480	375,162
Manulife US Real Estate Investment Trust	2,137,877	1,624,787
OUE Commercial Real Estate Investment Trust	3,217,415	948,301
Parkway Life Real Estate Investment Trust	564,598	1,868,908
Prime US REIT	873,956	738,493
Raffles Medical Group Ltd.	1,345,671	1,098,341
Riverstone Holdings Ltd.	808,844	904,693
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	1,504,839	477,654
Sheng Siong Group Ltd.	604,650	726,567
SPH REIT	854,687	555,495
Starhill Global REIT	2,306,899	958,883
Thomson Medical Group Ltd. *	9,755,003	663,505
Yoma Strategic Holdings Ltd. *	1,849,010	192,838
		31,006,499

Spain 1.7%
Acerinox S.A. (a)	245,824	3,502,073
Aedas Homes S.A. *	29,423	745,506
Almirall S.A.	108,623	1,853,791
Applus Services S.A. *	210,838	2,201,053
Atresmedia Corp de Medios de Comunicaion S.A. *	127,440	624,069

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Banco de Sabadell S.A. *	8,338,556	6,411,484
Cia de Distribucion Integral Logista Holdings S.A.	92,145	2,013,701
Cie Automotive S.A.	76,104	2,276,861
Construcciones y Auxiliar de Ferrocarriles S.A.	26,967	1,253,222
Distribuidora Internacional de Alimentacion S.A. *	2,868,052	276,004
Ebro Foods S.A.	113,131	2,397,903
Ence Energia y Celulosa S.A. *	180,203	759,519
Euskaltel S.A.	142,084	1,907,337
Faes Farma S.A.	432,454	1,787,938
Fluidra S.A.	153,980	6,114,806
Gestamp Automocion S.A. *	228,239	1,241,679
Global Dominion Access S.A. *	175,939	953,724
Grupo Catalana Occidente S.A.	76,177	3,215,347
Indra Sistemas S.A. *	179,482	1,563,247
Laboratorios Farmaceuticos Rovi S.A.	29,080	1,990,818
Lar Espana Real Estate Socimi S.A. *	87,646	565,860
Let's GOWEX S.A. *(b)	5,361	—
Liberbank S.A.	2,037,104	822,368
Mediaset Espana Comunicacion S.A. *	223,845	1,567,891
Melia Hotels International S.A. *	149,865	1,256,730
Metrovacesa S.A. *	70,899	636,515
Neinor Homes S.A. *	103,760	1,362,541
Pharma Mar S.A.	20,461	1,907,726
Promotora de Informaciones S.A., Class A *	393,194	422,451
Prosegur Cash S.A.	595,459	561,427
Prosegur Cia de Seguridad S.A.	365,873	1,134,722
Sacyr S.A.	516,835	1,388,859
Solaria Energia y Medio Ambiente S.A. *	89,851	1,691,581
Tecnicas Reunidas S.A. *(a)	44,440	632,292
Unicaja Banco S.A.	1,212,705	1,360,553
Viscofan S.A.	56,926	4,011,574
		62,413,172

Sweden 5.7%
AAK AB	252,036	5,799,814
Adapteo Oyj	66,339	1,310,550
AddTech AB, B shares	280,414	4,616,395
AF Poyry AB *	146,847	5,018,540
Arjo AB, B Shares	336,453	3,351,673
Atrium Ljungberg AB, B Shares	65,457	1,531,457
Attendo AB *	153,915	764,600
Avanza Bank Holding AB	181,870	6,069,035
Axfood AB	158,505	4,405,562
Beijer Ref AB	360,792	6,134,739
Betsson AB, B Shares *	174,424	1,548,936
BHG Group AB *	111,803	2,169,745
Bilia AB, A Shares	114,641	2,179,361
BillerudKorsnas AB	260,118	5,141,846
Biotage AB	94,792	2,073,127
Bonava AB, B Shares	123,833	1,577,339
Boozt AB *	90,793	2,098,043
Bravida Holding AB	300,182	4,545,042
Bure Equity AB	81,294	3,757,081
Camurus AB *	29,268	715,715
Catena AB	36,716	1,958,940
CELLINK AB, B Shares *	33,341	1,758,838
Clas Ohlson AB, B Shares *	57,817	654,817
Cloetta AB, B Shares	313,438	1,016,947
Collector AB *	120,467	449,048
Concentric AB	56,083	1,240,029
Dios Fastigheter AB	123,203	1,295,424
Dometic Group AB	438,645	7,537,580
Electrolux Professional AB, B Shares *	332,688	2,274,742
Fabege AB	388,062	6,295,317
Security	Number of Shares	Value ($)
Granges AB	155,423	2,061,898
Hansa Biopharma AB *	66,474	1,113,518
Hexpol AB	370,881	4,597,127
Hufvudstaden AB, A Shares	157,566	2,654,564
Instalco AB	68,355	2,708,967
Intrum AB	101,654	3,587,659
Investment AB Oresund	42,921	787,059
INVISIO AB	47,300	1,159,509
JM AB	103,908	4,117,962
Karo Pharma AB *	116,927	771,383
Klovern AB, B Shares (a)	958,516	1,917,769
Kungsleden AB	276,367	3,530,223
Lindab International AB	100,756	2,409,388
Loomis AB (a)	111,935	3,583,297
Medicover AB, B Shares	85,035	2,401,310
Mekonomen AB *	59,244	1,108,449
MIPS AB	32,093	2,562,643
Modern Times Group MTG AB, B Shares *	140,017	1,971,928
Munters Group AB	156,367	1,623,460
Mycronic AB	102,796	3,285,796
NCC AB, B Shares	139,146	2,653,569
Nobia AB	166,727	1,529,670
Nolato AB, B Shares	256,488	2,670,658
Nordic Entertainment Group AB, B Shreas *	97,268	4,680,010
Nyfosa AB	260,079	3,450,302
Oncopeptides AB *	66,195	780,328
Pandox AB *	129,978	2,291,304
Peab AB	290,462	3,989,498
Platzer Fastigheter Holding AB, B Shares	79,047	1,107,558
Ratos AB, B Shares	282,671	1,805,374
Resurs Holding AB	207,981	1,122,405
Samhallsbyggnadsbolaget i Norden AB	1,556,467	6,742,661
SAS AB *(a)	5,311,117	1,222,505
Scandic Hotels Group AB *(a)	192,433	838,937
Sectra AB, B Shares *	38,387	2,765,388
SkiStar AB *	61,632	988,713
SSAB AB, A Shares *	346,389	1,818,981
SSAB AB, B Shares *	978,308	4,770,571
Thule Group AB	154,934	7,246,066
Troax Group AB	50,269	1,890,720
Vitec Software Group AB, B Shares	35,942	1,587,239
Vitrolife AB	93,533	3,753,998
VNV Global AB *	108,697	1,295,722
Wallenstam AB, B Shares	238,174	4,041,213
Wihlborgs Fastigheter AB	196,003	4,430,311
		206,717,892

Switzerland 3.7%
Allreal Holding AG	21,025	4,237,470
ALSO Holding AG *	3,863	1,145,960
APG SGA S.A. *	1,749	464,431
Arbonia AG	62,965	1,168,286
Aryzta AG *	1,350,675	1,814,306
Ascom Holding AG *	54,514	914,573
Autoneum Holding AG *	4,078	798,337
Bachem Holding AG, Class B	8,211	4,511,238
Basilea Pharmaceutica AG *	16,325	796,253
Belimo Holding AG	13,555	5,760,555
Bell Food Group AG	2,901	905,706
Bobst Group S.A. *	12,693	900,448
Bossard Holding AG, Class A	3,682	873,404
Bucher Industries AG	9,963	5,452,779
Burckhardt Compression Holding AG	4,621	1,884,236
Bystronic AG	1,899	2,498,101
Cembra Money Bank AG	43,706	4,977,351
Comet Holding AG	10,899	2,924,402
COSMO Pharmaceuticals N.V. *	10,565	1,014,184

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Daetwyler Holding AG	10,827	3,680,975
dormakaba Holding AG	4,583	3,141,727
Dufry AG *	80,873	5,114,484
EFG International AG *	111,972	890,750
Emmi AG	2,921	2,974,386
Forbo Holding AG	1,509	3,024,539
Galenica AG	70,454	4,970,645
GAM Holding AG *	224,376	575,368
Hiag Immobilien Holding AG	4,422	491,306
Huber & Suhner AG	25,147	2,017,236
Idorsia Ltd. *	165,388	4,513,004
Implenia AG *	22,819	654,108
Inficon Holding AG	2,828	3,261,445
Interroll Holding AG	836	3,311,305
Intershop Holding AG	1,610	1,117,993
Kardex Holding AG	8,590	1,927,871
Komax Holding AG *	5,410	1,311,552
Landis & Gyr Group AG *	36,158	2,635,370
LEM Holding S.A.	686	1,496,921
Leonteq AG	16,557	848,959
Medacta Group S.A. *	9,262	1,273,969
Mobimo Holding AG *	9,587	3,211,467
Rieter Holding AG *	4,634	887,619
Schweiter Technologies AG	1,453	2,457,048
SFS Group AG	24,583	3,457,817
Siegfried Holding AG *	5,815	5,213,827
Softwareone Holding AG *	141,619	3,516,676
St. Galler Kantonalbank AG	4,189	1,975,702
Stadler Rail AG (a)	71,659	3,477,657
Swissquote Group Holding S.A.	13,042	2,034,439
u-blox Holding AG *	9,594	602,257
Valiant Holding AG	23,299	2,430,727
Valora Holding AG *	5,510	1,273,351
Vetropack Holding AG	19,952	1,263,556
Vontobel Holding AG	40,724	3,176,296
VP Bank AG	3,650	450,142
VZ Holding AG	19,481	1,679,602
Ypsomed Holding AG	4,612	775,798
Zehnder Group AG	13,928	1,310,707
Zur Rose Group AG *	11,299	4,243,166
		135,713,787

United Kingdom 14.3%
888 Holdings plc	389,852	2,213,218
AG Barr plc *	118,701	878,527
Aggreko plc	358,216	4,378,070
Airtel Africa plc	1,562,242	1,744,333
AJ Bell plc	433,767	2,608,901
Alfa Financial Software Holdings plc	140,755	242,477
AO World plc *	420,326	1,549,494
Ascential plc *	586,932	3,037,464
Assura plc	3,905,497	4,119,834
Aston Martin Lagonda Global Holdings plc *	98,400	2,938,217
Avon Rubber plc	41,709	1,830,885
Babcock International Group plc *	376,545	1,596,849
Bakkavor Group plc	213,753	413,993
Balfour Beatty plc *	1,004,095	4,424,725
Bank of Georgia Group plc *	57,893	1,075,295
Beazley plc *	893,364	3,807,570
Big Yellow Group plc	239,802	4,447,244
Bodycote plc	278,189	3,417,739
Brewin Dolphin Holdings plc	426,094	2,057,088
Britvic plc	389,001	5,032,850
Bytes Technology Group plc *	298,526	2,116,326
C&C Group plc *	454,496	1,555,599
Cairn Energy plc	732,101	1,687,804
Capita plc *	2,504,040	1,429,373
Security	Number of Shares	Value ($)
Capital & Counties Properties plc *	1,081,735	2,651,834
Carnival plc *	196,670	4,922,794
Centamin plc	1,604,213	2,495,164
Chemring Group plc	410,052	1,779,061
Cineworld Group plc *(a)	1,478,601	1,944,234
Clarkson plc	37,062	1,618,490
Close Brothers Group plc	221,224	5,147,202
CLS Holdings plc	226,212	792,215
CMC Markets plc	167,054	1,155,865
Coats Group plc	2,111,342	1,981,742
Computacenter plc	105,678	4,024,584
ContourGlobal plc	250,946	683,143
Countryside Properties plc *	765,049	5,559,216
Cranswick plc	75,560	4,238,173
Crest Nicholson Holdings plc *	362,841	2,357,230
Dechra Pharmaceuticals plc	155,369	9,062,731
Devro plc	246,470	728,619
Diploma plc	179,797	7,357,143
Dixons Carphone plc *	1,484,699	2,873,436
Domino's Pizza Group plc	701,521	3,632,469
Drax Group plc	581,142	3,590,872
Dunelm Group plc	168,324	3,503,503
Electrocomponents plc	692,434	9,719,502
Elementis plc *	866,277	1,943,093
Energean plc *(a)	162,701	1,777,433
Equiniti Group plc *	491,647	1,264,507
Essentra plc	445,964	1,975,970
Euromoney Institutional Investor plc	156,840	2,361,630
FDM Group Holdings plc	125,121	1,763,385
Ferrexpo plc	436,119	2,770,215
Finablr plc *(b)	225,475	—
Firstgroup plc *	1,820,693	2,103,898
Frasers Group plc *	273,522	2,245,439
Funding Circle Holdings plc *	233,968	553,992
Future plc	167,893	6,755,779
Games Workshop Group plc	48,242	8,166,953
Gamesys Group plc	114,355	3,023,879
Genuit Group plc	316,968	2,898,715
Genus plc	96,916	6,939,326
Grafton Group plc	322,824	5,382,742
Grainger plc	966,349	3,910,375
Great Portland Estates plc	369,922	3,781,602
Greencore Group plc *	770,131	1,538,530
Greggs plc *	148,222	5,235,002
Halfords Group plc *	301,966	1,632,936
Hammerson plc (a)	6,080,465	3,444,165
Hays plc *	2,303,600	5,663,522
Helical plc	152,553	951,708
Hill & Smith Holdings plc	116,898	2,542,511
Hilton Food Group plc	93,764	1,587,343
Hochschild Mining plc	461,928	1,283,692
Hunting plc	201,038	743,959
Ibstock plc	561,708	1,826,983
IG Group Holdings plc	545,990	6,634,313
Inchcape plc	575,262	6,382,348
Indivior plc *	1,066,758	2,365,555
IntegraFin Holdings plc	380,811	2,937,236
Investec plc	983,041	4,324,977
IP Group plc	1,478,935	2,591,779
IWG plc *	1,066,197	5,442,148
J.D. Wetherspoon plc *	127,171	2,374,676
John Laing Group plc	736,570	4,202,449
John Wood Group plc *	977,814	3,395,279
Jupiter Fund Management plc	627,304	2,469,039
Just Group plc *	1,510,401	2,355,675
Kainos Group plc	86,928	1,753,860
Keller Group plc	103,492	1,226,714
Lancashire Holdings Ltd.	353,020	3,153,336
LondonMetric Property plc	1,308,869	4,357,373

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Man Group plc	2,095,732	5,295,096
Marks & Spencer Group plc *	2,898,217	6,796,680
Marshalls plc *	296,718	3,096,365
Marston's plc *	902,656	1,169,126
Mediclinic International plc *	575,647	2,664,016
Micro Focus International plc	491,480	3,623,595
Mitchells & Butlers plc *	454,445	1,965,222
Mitie Group plc *	1,703,720	1,640,206
Moneysupermarket.com Group plc	768,294	2,943,359
Morgan Advanced Materials plc	414,274	1,958,908
National Express Group plc *	789,518	3,385,121
NCC Group plc	389,882	1,636,271
Network International Holdings plc *	687,637	3,888,166
Ninety One plc	475,065	1,608,488
OSB Group plc	552,134	3,663,707
Oxford Instruments plc	77,726	2,281,220
Pagegroup plc *	470,590	3,996,685
Paragon Banking Group plc	373,442	2,571,179
Petrofac Ltd. *	380,019	717,156
Petropavlovsk plc *	4,483,840	1,585,539
Pets at Home Group plc	701,973	4,468,864
Playtech plc *	439,500	2,866,468
Plus500 Ltd.	145,614	3,119,594
Primary Health Properties plc	1,948,188	4,248,324
Provident Financial plc *	384,980	1,299,109
PureTech Health plc *	254,912	1,438,480
PZ Cussons plc	286,918	1,037,357
QinetiQ Group plc	837,782	4,223,993
Rank Group plc *	301,922	862,582
Rathbone Brothers plc	82,788	2,105,815
Redde Northgate plc	360,254	1,966,527
Redrow plc	336,340	3,239,922
Rhi Magnesita N.V.	42,989	2,712,363
Rotork plc	1,277,344	6,114,215
Royal Mail plc *	1,352,299	11,093,832
Safestore Holdings plc	308,432	4,126,024
Sanne Group plc	198,382	2,109,570
Savills plc	195,966	3,298,085
Senior plc *	603,612	1,360,772
Serco Group plc	1,803,855	3,452,755
Shaftesbury plc *	415,526	3,661,590
SIG plc *	1,025,584	901,557
Signature Aviation plc *	1,224,122	6,873,063
Sirius Real Estate Ltd.	1,414,977	2,030,301
Softcat plc	184,198	4,776,712
Spectris plc	172,141	7,839,535
Spire Healthcare Group plc *	436,515	1,519,431
Spirent Communications plc	900,154	3,185,604
SSP Group plc *	1,154,097	4,812,467
ST Modwen Properties plc	264,884	2,061,857
Stagecoach Group plc *	618,714	763,202
Synthomer plc	487,229	3,654,426
TBC Bank Group plc *	51,706	850,412
Telecom Plus plc	92,458	1,552,125
The Go-Ahead Group plc *	63,025	1,107,171
The Restaurant Group plc *	934,497	1,608,522
The Unite Group plc	470,347	7,569,107
TI Fluid Systems plc	354,991	1,540,172
TP ICAP Group plc	1,181,557	3,586,756
Trainline plc *	686,857	2,765,764
Tritax Big Box REIT plc	2,531,732	7,067,957
Tullow Oil plc *(a)	2,102,382	1,529,183
UDG Healthcare plc	374,072	5,611,401
Ultra Electronics Holdings plc	103,256	3,015,872
Vectura Group plc *	886,384	1,998,248
Vesuvius plc	313,914	2,503,592
Victrex plc	119,847	4,105,391
Virgin Money UK plc *	1,842,786	5,515,610
Vistry Group plc	328,366	6,168,854
Security	Number of Shares	Value ($)
Watches of Switzerland Group plc *	292,094	3,255,185
WH Smith plc *	186,417	4,569,945
Wizz Air Holdings plc *	55,122	3,769,404
Workspace Group plc	196,152	2,519,715
XP Power Ltd.	23,622	1,674,623
		520,054,648
Total Common Stock
(Cost $2,770,131,240)		3,594,446,566

Preferred Stock 0.3% of net assets

Germany 0.2%
Draegerwerk AG & Co. KGaA	12,629	1,172,262
Jungheinrich AG	70,886	3,669,866
Schaeffler AG	109,594	1,016,617
Sixt SE	24,757	2,304,051
		8,162,796

Italy 0.1%
Danieli & C Officine Meccaniche S.p.A. - RSP	61,337	1,114,788

Republic of Korea 0.0%
Daishin Securities Co., Ltd.	38,545	577,155

Sweden 0.0%
Klovern AB	21,376	828,398
Total Preferred Stock
(Cost $7,354,999)		10,683,137

Rights 0.0% of net assets

Australia 0.0%
MyState Ltd. expires 06/21/21 *(b)	19,164	8,421

Italy 0.0%
Brembo S.p.A. expires 06/24/21 *(b)	214,896	—

Republic of Korea 0.0%
Cosmax, Inc. expires 06/18/21 *(b)	1,059	21,839
Hanwha Systems Co., Ltd. expires 06/04/21 *(b)	30,873	58,131
Korea Line Corp. expires 06/09/21 *	38,620	26,975
Solid, Inc. expires 06/09/21 *(b)	11,100	9,952
		116,897

Spain 0.0%
Almirall S.A. expires 06/03/21 *	107,867	26,910

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
United Kingdom 0.0%
C&C Group plc expires 06/18/21 *	118,563	94,139
Total Rights
(Cost $24,094)		246,367

Warrants 0.0% of net assets

Singapore 0.0%
Ezion Holdings Ltd. expires 04/16/23 *(b)	802,298	—
Total Warrants
(Cost $—)		—

Investment Companies 1.8% of net assets

United Kingdom 0.1%
BMO Commercial Property Trust Ltd.	732,590	921,330
Picton Property Income Ltd.	764,330	929,819
UK Commercial Property REIT Ltd.	1,082,058	1,219,686
		3,070,835

United States 1.7%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	3,278,554	3,278,554
Security	Number of Shares	Value ($)
Securities Lending Collateral 1.6%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	58,669,636	58,669,636
		61,948,190
Total Investment Companies
(Cost $64,962,119)		65,019,025

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/18/21	225	26,291,250	279,248
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $55,973,049.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,491,060,417	$—	$—	$2,491,060,417
Australia	230,962,538	—	—*	230,962,538
Hong Kong	38,496,060	—	—*	38,496,060
Republic of Korea	219,679,700	—	773,532	220,453,232
Singapore	31,006,499	—	—*	31,006,499
Spain	62,413,172	—	—*	62,413,172
United Kingdom	520,054,648	—	—*	520,054,648
Preferred Stock[1]	10,683,137	—	—	10,683,137
Rights[1]	121,049	—	—	121,049
Australia	—	—	8,421	8,421
Italy	—	—	—*	—
Republic of Korea	26,975	—	89,922	116,897
Warrants[1]
Singapore	—	—	—*	—
Investment Companies[1]	65,019,025	—	—	65,019,025
Futures Contracts[2]	279,248	—	—	279,248
Total	$3,669,802,468	$—	$871,875	$3,670,674,343
*	Level 3 amount shown includes securities determined to have no value at May 31, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab International Dividend Equity ETF

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Australia 11.0%
AGL Energy Ltd.	13,258	84,530
Aurizon Holdings Ltd.	38,704	108,912
BHP Group Ltd.	30,683	1,139,227
Rio Tinto Ltd.	8,247	782,164
Wesfarmers Ltd.	23,486	1,005,456
		3,120,289

Belgium 0.4%
Etablissements Franz Colruyt N.V.	993	60,433
Proximus SADP	2,590	52,767
		113,200

Canada 8.0%
BCE, Inc.	5,396	268,281
Great-West Lifeco, Inc.	2,035	62,566
Quebecor, Inc., Class B	2,851	77,482
Sun Life Financial, Inc.	4,512	243,043
The Bank of Nova Scotia	9,377	631,240
The Toronto-Dominion Bank	13,787	993,737
		2,276,349

China 1.0%
China Minsheng Banking Corp., Ltd., H Shares	42,625	22,681
China Shenhua Energy Co., Ltd., H Shares	70,125	154,860
Hengan International Group Co., Ltd.	12,100	81,612
Jiangsu Expressway Co., Ltd., H Shares	27,500	33,093
		292,246

Denmark 0.2%
Tryg A/S	2,192	52,046

Finland 3.0%
Elisa Oyj	2,651	157,042
Kone Oyj, B Shares	8,571	696,816
		853,858

France 5.6%
Orange S.A.	35,382	451,522
Sanofi	10,705	1,147,024
		1,598,546

Security	Number of Shares	Value ($)
Germany 9.8%
Allianz SE	3,183	844,297
Deutsche Post AG	19,993	1,357,762
E.ON SE	47,658	579,385
		2,781,444

Italy 3.8%
Enel S.p.A.	107,878	1,070,085

Japan 11.6%
ABC-Mart, Inc.	770	44,250
Daito Trust Construction Co., Ltd.	1,375	150,159
Daiwa House Industry Co., Ltd.	13,200	386,128
Japan Tobacco, Inc.	17,325	344,688
Kaken Pharmaceutical Co., Ltd.	18,975	790,230
KDDI Corp.	29,031	989,654
Matsui Securities Co., Ltd.	825	6,339
Obayashi Corp.	14,300	121,968
Sekisui House Ltd.	13,200	278,703
Seven Bank Ltd.	5,225	10,975
Sompo Holdings, Inc.	2,750	110,800
USS Co., Ltd.	4,400	77,658
		3,311,552

Malaysia 0.5%
DiGi.com Berhad	59,400	61,792
Petronas Gas Berhad	16,500	64,667
		126,459

Mexico 1.4%
America Movil S.A.B. de C.V., Series L	398,512	305,756
Arca Continental S.A.B. de C.V.	7,150	39,755
Coca-Cola Femsa S.A.B. de C.V.	8,525	41,650
		387,161

Netherlands 1.8%
Koninklijke Ahold Delhaize N.V.	17,678	513,274

New Zealand 0.7%
Contact Energy Ltd.	16,293	91,310
Spark New Zealand Ltd.	32,122	104,682
		195,992

Norway 1.5%
Gjensidige Forsikring A.S.A.	1,465	33,023
Telenor A.S.A.	12,061	210,166
Yara International A.S.A.	3,634	193,971
		437,160

Schwab International Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Republic of Korea 0.6%
Korean Reinsurance Co.	550	4,818
KT&G Corp.	2,003	150,319
		155,137

Russia 0.3%
Severstal PAO	3,920	93,933

Saudi Arabia 3.3%
Advanced Petrochemical Co.	2,278	49,324
Al Rajhi Bank	10,277	282,260
Jarir Marketing Co.	1,236	69,080
Riyad Bank	10,318	72,360
SABIC Agri-Nutrients Co.	4,357	116,877
Saudi Telecom Co.	10,915	357,411
		947,312

Singapore 0.5%
Singapore Exchange Ltd.	6,325	49,665
Singapore Technologies Engineering Ltd.	31,625	92,973
		142,638

South Africa 0.5%
The SPAR Group Ltd.	3,038	41,814
Vodacom Group Ltd.	11,770	112,780
		154,594

Spain 0.6%
Red Electrica Corp. S.A.	9,045	180,918

Sweden 0.5%
Tele2 AB, B Shares	9,289	126,357

Switzerland 9.4%
EMS-Chemie Holding AG	148	138,948
Kuehne & Nagel International AG	991	334,609
Roche Holding AG	3,219	1,128,733
SGS S.A.	110	344,037
Swisscom AG	441	249,298
Zurich Insurance Group AG	1,167	491,020
		2,686,645

Taiwan 5.3%
Advantech Co., Ltd.	9,000	105,928
Asia Cement Corp.	50,000	90,842
Cheng Loong Corp.	20,321	30,181
Chicony Electronics Co., Ltd.	14,000	39,062
Chunghwa Telecom Co., Ltd.	68,000	276,996
Far EasTone Telecommunications Co., Ltd.	28,000	65,103
Formosa Taffeta Co., Ltd.	19,000	21,130
Security	Number of Shares	Value ($)
Great Wall Enterprise Co., Ltd.	11,319	23,094
Lite-On Technology Corp.	45,000	106,577
President Chain Store Corp.	11,000	103,891
Standard Foods Corp.	7,973	15,118
Synnex Technology International Corp.	26,000	55,017
Taiwan Cement Corp.	106,000	193,349
Taiwan Mobile Co., Ltd.	29,000	104,227
Uni-President Enterprises Corp.	86,000	225,692
Wistron Corp.	57,000	62,773
		1,518,980

Thailand 0.3%
Intouch Holdings PCL NVDR	26,700	54,682
Land & Houses PCL NVDR	81,400	20,838
Tisco Financial Group PCL NVDR	2,801	8,022
		83,542

United Arab Emirates 0.9%
Emirates Telecommunications Group Co. PJSC	24,600	144,928
First Abu Dhabi Bank PJSC	26,739	120,696
		265,624

United Kingdom 16.9%
Admiral Group plc	2,002	83,425
BAE Systems plc	70,162	523,858
British American Tobacco plc	27,571	1,060,554
GlaxoSmithKline plc	59,378	1,131,670
Imperial Brands plc	14,643	332,185
Schroders plc	947	47,760
SSE plc	21,312	465,950
Unilever plc	19,460	1,166,149
		4,811,551
Total Common Stock
(Cost $27,833,445)		28,296,892

Preferred Stock 0.1% of net assets

Russia 0.1%
Sberbank of Russia PJSC	7,801	30,977
Total Preferred Stock
(Cost $30,009)		30,977

Investment Company 0.1% of net assets

United States 0.1%
iShares International Select Dividend ETF	1,088	36,557
Total Investment Company
(Cost $36,393)		36,557

NVDR –	Non-Voting Depositary Receipt

Schwab International Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$28,296,892	$—	$—	$28,296,892
Preferred Stock[1]	30,977	—	—	30,977
Investment Company[1]	36,557	—	—	36,557
Total	$28,364,426	$—	$—	$28,364,426
[1]	As categorized in the Portfolio Holdings.
Fund investments in ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 98.3% of net assets

Brazil 4.8%
Aliansce Sonae Shopping Centers S.A.	151,295	864,878
Ambev S.A.	5,605,916	19,174,321
Atacadao S.A.	499,014	2,129,951
B2W Cia Digital *	274,063	3,120,307
B3 S.A. - Brasil Bolsa Balcao	7,881,591	26,342,224
Banco Bradesco S.A.	1,713,240	7,462,827
Banco BTG Pactual S.A. *	296,455	7,021,645
Banco do Brasil S.A.	1,098,813	7,012,097
Banco Inter S.A. *	273,045	1,186,255
Banco Santander Brasil S.A.	476,944	3,746,143
BB Seguridade Participacoes S.A.	855,250	3,813,449
BR Malls Participacoes S.A. *	1,066,783	2,272,620
BRF S.A. *	835,361	4,100,426
CCR S.A.	1,460,242	3,834,273
Centrais Eletricas Brasileiras S.A.	541,037	4,519,667
Cia Brasileira de Distribuicao	219,330	1,647,911
Cia de Locacao das Americas	434,380	2,235,648
Cia de Saneamento Basico do Estado de Sao Paulo	425,244	3,170,713
Cia de Saneamento do Parana	349,587	1,342,268
Cia Paranaense de Energia	396,660	437,629
Cielo S.A.	1,517,691	1,217,515
Cogna Educacao *	2,429,723	1,953,791
Companhia Siderurgica Nacional S.A.	813,744	6,965,247
Cosan S.A.	1,644,810	7,324,591
CPFL Energia S.A.	238,929	1,307,107
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	382,505	1,741,983
Duratex S.A.	367,030	1,439,315
EDP - Energias do Brasil S.A.	402,809	1,431,486
Energisa S.A.	321,304	2,845,101
Eneva S.A. *	900,013	3,165,843
Engie Brasil Energia S.A.	224,980	1,705,795
Equatorial Energia S.A.	1,161,132	5,471,604
Ez Tec Empreendimentos e Participacoes S.A.	137,047	813,200
Fleury S.A.	320,517	1,616,642
Grendene S.A.	411,200	795,295
Guararapes Confeccoes S.A.	138,055	520,603
Hapvida Participacoes e Investimentos S.A.	1,344,791	4,099,999
Hypera S.A.	523,748	3,632,727
IRB Brasil Resseguros S.A.	1,526,852	1,728,193
Itau Unibanco Holding S.A.	515,445	2,609,653
Itau Unibanco Holding S.A. ADR	6,307,704	35,953,913
JBS S.A.	1,255,729	7,238,195
Klabin S.A. *	397,783	1,996,508
Localiza Rent a Car S.A.	718,149	8,573,232
Locaweb Servicos de Internet S.A.	507,010	2,527,337
Lojas Americanas S.A.	349,141	1,246,085
Lojas Renner S.A.	1,146,206	10,221,567
M Dias Branco S.A.	95,917	535,333
Security	Number of Shares	Value ($)
Magazine Luiza S.A.	3,402,773	13,071,712
Marfrig Alimentos S.A.	520,070	1,820,455
Multiplan Empreendimentos Imobiliarios S.A.	337,218	1,648,832
Natura & Co. Holding S.A. *	1,069,894	10,509,411
Neoenergia S.A.	302,232	1,085,001
Notre Dame Intermedica Participacoes S.A.	665,760	11,213,206
Odontoprev S.A.	342,417	863,225
Petrobras Distribuidora S.A.	932,485	4,584,273
Petroleo Brasileiro S.A.	4,696,985	23,852,030
Porto Seguro S.A.	124,969	1,265,653
Qualicorp Consultoria e Corretora de Seguros S.A.	324,690	1,807,832
Raia Drogasil S.A.	1,493,303	8,018,588
Rede D'Or Sao Luiz S.A. *	185,395	2,480,663
Rumo S.A. *	1,631,457	6,425,768
Sao Martinho S.A.	215,596	1,414,036
Sendas Distribuidora S.A.	219,330	3,738,414
Sul America S.A.	393,394	2,599,655
Suzano S.A. *	932,165	10,787,108
Telefonica Brasil S.A.	569,587	4,797,238
TIM S.A.	1,017,435	2,359,425
TOTVS S.A.	636,142	4,178,345
Transmissora Alianca de Energia Eletrica S.A.	296,639	2,186,935
Ultrapar Participacoes S.A.	1,009,197	3,711,438
Usinas Siderurgicas de Minas Gerais S.A.	216,110	838,008
Vale S.A.	4,238,576	92,703,290
Via Varejo S.A. *	1,501,771	3,714,389
WEG S.A.	1,915,893	12,467,257
YDUQS Participacoes S.A.	376,909	2,362,878
		462,618,177

Chile 0.5%
AES Gener S.A.	4,971,299	722,797
Aguas Andinas S.A., A Shares	3,363,348	646,513
Banco de Chile	57,054,513	5,924,141
Banco de Credito e Inversiones S.A.	62,612	3,011,262
Banco Santander Chile	80,119,974	4,449,102
CAP S.A.	95,619	1,750,430
Cencosud S.A.	1,710,089	3,577,421
Cencosud Shopping S.A.	644,185	1,235,676
Cia Cervecerias Unidas S.A.	193,781	1,750,811
Cia Sud Americana de Vapores S.A.	22,522,678	1,596,007
Colbun S.A.	9,295,476	1,279,150
Empresa Nacional de Telecomunicaciones S.A.	173,643	915,951
Empresas CMPC S.A.	1,553,413	4,037,786
Empresas COPEC S.A.	631,603	6,417,655
Enel Americas S.A.	25,425,525	3,534,148
Enel Chile S.A.	34,662,974	2,139,742
Engie Energia Chile S.A.	632,088	513,982
Falabella S.A.	1,015,323	4,618,335
Itau CorpBanca Chile S.A. *	235,509,898	739,831

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Parque Arauco S.A. *	799,377	1,167,802
Plaza S.A.	364,875	606,076
		50,634,618

China 41.1%
360 Security Technology, Inc., A Shares *	118,400	228,032
3SBio, Inc. *	1,667,115	2,019,036
51job, Inc. ADR *	36,761	2,635,028
A-Living Smart City Services Co., Ltd.	457,085	2,205,462
Addsino Co., Ltd., A Shares	170,900	504,329
AECC Aviation Power Co., Ltd., A Shares	243,300	2,065,205
Agile Group Holdings Ltd.	1,874,982	2,666,962
Agricultural Bank of China Ltd., A Shares	12,256,000	6,281,656
Agricultural Bank of China Ltd., H Shares	39,376,201	15,980,674
Aier Eye Hospital Group Co., Ltd., A Shares *	377,460	4,976,610
Air China Ltd. *	932,000	1,232,309
Air China Ltd., H Shares *	1,668,984	1,339,649
Alibaba Group Holding Ltd. *	18,134,684	492,995,737
Alibaba Health Information Technology Ltd. *	6,091,963	15,116,953
Alibaba Pictures Group Ltd. *	16,751,769	2,244,630
Aluminum Corp. of China Ltd., A Shares *	2,241,100	1,842,768
Aluminum Corp. of China Ltd., H Shares *	4,102,556	2,426,152
Angang Steel Co., Ltd., H Shares	2,488,760	1,603,259
Angel Yeast Co., Ltd., A Shares *	80,200	809,248
Anhui Anke Biotechnology Group Co., Ltd., A Shares	229,800	569,034
Anhui Conch Cement Co., Ltd., A Shares	330,400	2,546,887
Anhui Conch Cement Co., Ltd., H Shares	1,564,223	9,774,423
Anhui Expressway Co., Ltd., A Shares	631,101	674,708
Anhui Expressway Co., Ltd., H Shares	632	422
Anhui Gujing Distillery Co., Ltd., A Shares	54,304	2,090,877
ANTA Sports Products Ltd.	1,453,171	29,656,686
Asymchem Laboratories Tianjin Co., Ltd., A Shares	15,200	891,374
Autobio Diagnostics Co., Ltd., A Shares	16,640	232,052
Autohome, Inc. ADR	82,840	6,384,479
Avary Holding Shenzhen Co., Ltd., A Shares	61,100	303,074
AVIC Aircraft Co., Ltd., A Shares	231,000	1,013,994
Avic Aviation High-Technology Co., Ltd., A Shares	149,000	707,927
Avic Capital Co., Ltd., A Shares	936,300	585,876
AVIC Electromechanical Systems Co., Ltd., A Shares	329,200	551,728
AVIC Jonhon Optronic Technology Co., Ltd., A Shares *	99,800	1,209,742
AVIC Shenyang Aircraft Co., Ltd., A Shares	121,400	1,484,549
AviChina Industry & Technology Co., Ltd., H Shares	3,069,645	2,131,708
AVICOPTER plc, A Shares	57,300	486,560
BAIC Motor Corp., Ltd., H Shares	3,023,875	1,090,869
Baidu, Inc. ADR *	359,826	70,623,049
Bank of Beijing Co., Ltd., A Shares	1,996,800	1,541,430
Bank of Changsha Co., Ltd., A Shares	396,400	595,175
Bank of China Ltd., A Shares	6,981,300	3,655,008
Bank of China Ltd., H Shares	98,004,393	36,744,238
Bank of Communications Co., Ltd., A Shares	4,402,500	3,391,589
Bank of Communications Co., Ltd., H Shares	8,586,388	5,785,793
Bank of Guiyang Co., Ltd., A Shares	409,400	500,123
Bank of Hangzhou Co., Ltd., A Shares	562,100	1,459,928
Bank of Jiangsu Co., Ltd., A Shares	670,400	805,258
Bank of Nanjing Co., Ltd., A Shares	1,021,800	1,686,798
Bank of Ningbo Co., Ltd., A Shares	531,000	3,531,366
Security	Number of Shares	Value ($)
Bank of Shanghai Co., Ltd., A Shares	1,258,870	1,684,295
Bank of Zhengzhou Co., Ltd., A Shares	904,000	528,712
Baoshan Iron & Steel Co., Ltd., A Shares	1,698,332	2,104,053
BBMG Corp., A Shares	1,253,100	543,754
BBMG Corp., H Shares	2,909,088	565,958
Beijing Capital Co., Ltd., A Shares	1,285,000	591,941
Beijing Capital International Airport Co., Ltd., H Shares *	2,313,795	1,562,093
Beijing Dabeinong Technology Group Co., Ltd., A Shares	415,200	533,972
Beijing Enlight Media Co., Ltd., A Shares	297,000	590,683
Beijing Enterprises Holdings Ltd.	666,318	2,309,322
Beijing Enterprises Water Group Ltd.	7,170,562	2,919,382
Beijing Jingneng Clean Energy Co., Ltd., H Shares	2,543,765	560,433
Beijing Kunlun Tech Co., Ltd., A Shares	88,800	266,797
Beijing New Building Materials plc, A Shares	140,400	1,015,390
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., A Shares	207,050	2,039,408
Beijing Originwater Technology Co., Ltd., A Shares *	308,200	348,393
Beijing Sanju Environmental Protection and New Material Co., Ltd., A Shares *	325,300	299,702
Beijing Shiji Information Technology Co., Ltd., A Shares	100,800	583,198
Beijing Shougang Co., Ltd., A Shares *	425,300	363,081
Beijing Shunxin Agriculture Co., Ltd., A Shares	72,700	573,666
Beijing Sinnet Technology Co., Ltd., A Shares	128,000	309,308
Beijing Tiantan Biological Products Corp., Ltd., A Shares	109,200	585,787
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., A Shares	19,320	689,510
Beijing Yanjing Brewery Co., Ltd., A Shares	403,300	483,160
Beijing-Shanghai High Speed Railway Co., Ltd., A Shares	800,100	727,076
Bilibili, Inc. ADR *	200,872	21,529,461
BOC International China Co., Ltd., A Shares	130,400	333,559
BOE Technology Group Co., Ltd., A Shares	3,201,200	3,180,810
BOE Technology Group Co., Ltd., B Shares	1,051,200	520,077
Bosideng International Holdings Ltd.	3,402,034	1,884,768
Bright Dairy & Food Co., Ltd., A Shares	183,100	468,940
Brilliance China Automotive Holdings Ltd. (a)	3,559,090	3,347,438
BTG Hotels Group Co., Ltd., A Shares *	102,500	437,362
By-health Co., Ltd., A Shares	147,600	845,615
BYD Co., Ltd., A Shares	164,900	4,632,901
BYD Co., Ltd., H Shares	1,013,420	23,502,426
BYD Electronic International Co., Ltd.	977,213	6,421,110
C&S Paper Co., Ltd., A Shares	152,400	795,722
CanSino Biologics, Inc., A Shares *	5,200	477,454
CanSino Biologics, Inc., H Shares *	97,116	4,294,264
CECEP Solar Energy Co., Ltd., A Shares	345,200	367,966
CECEP Wind-Power Corp., A Shares	631,700	404,216
Central China Securities Co., Ltd., A Shares *	657,600	523,143
CGN Power Co., Ltd., H Shares	16,006,363	3,526,464
Changchun High & New Technology Industry Group, Inc., A Shares	36,500	2,356,298
Changjiang Securities Co., Ltd., A Shares	484,600	591,987
Changsha Jingjia Microelectronics Co., Ltd., A Shares	38,100	503,347
Changzhou Xingyu Automotive Lighting Systems Co., Ltd., A Shares	20,800	629,443

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Chaozhou Three-Circle Group Co., Ltd., A Shares *	172,108	1,006,047
China Aerospace Times Electronics Co., Ltd., A Shares	394,200	453,045
China Aoyuan Group Ltd.	1,644,190	1,929,839
China Avionics Systems Co., Ltd., A Shares	154,300	387,902
China Baoan Group Co., Ltd., A Shares	305,100	490,711
China Cinda Asset Management Co., Ltd., H Shares	10,962,374	2,344,571
China CITIC Bank Corp., Ltd., A Shares	1,079,000	892,308
China CITIC Bank Corp., Ltd., H Shares	11,736,373	6,411,365
China Coal Energy Co., Ltd., A Shares	307,850	347,513
China Coal Energy Co., Ltd., H Shares	3,224,701	1,936,092
China Communications Services Corp., Ltd., H Shares	3,151,323	1,327,674
China Conch Venture Holdings Ltd.	2,101,056	9,663,992
China Construction Bank Corp., A Shares	384,100	418,490
China Construction Bank Corp., H Shares	120,776,134	99,277,886
China CSSC Holdings Ltd., A Shares *	158,600	428,385
China East Education Holdings Ltd. *	547,460	1,194,859
China Eastern Airlines Corp., Ltd., A Shares	1,170,600	997,506
China Eastern Airlines Corp., Ltd., H Shares	1,708,104	770,252
China Enterprise Co., Ltd., A Shares	634,758	324,339
China Everbright Bank Co., Ltd., A Shares	3,501,400	2,108,377
China Everbright Bank Co., Ltd., H Shares	4,298,839	1,822,207
China Everbright Environment Group Ltd.	4,618,599	2,778,932
China Everbright Ltd.	1,146,467	1,450,520
China Evergrande Group	3,091,423	4,636,200
China Feihe Ltd.	3,331,863	9,336,780
China Film Co., Ltd., A Shares	154,300	313,184
China Fortune Land Development Co., Ltd., A Shares	257,060	219,453
China Galaxy Securities Co., Ltd., H Shares	5,273,534	3,308,883
China Gas Holdings Ltd.	3,866,865	14,423,089
China Gezhouba Group Co., Ltd., A Shares	570,000	633,581
China Great Wall Securities Co., Ltd., A Shares	222,500	365,206
China Greatwall Technology Group Co., Ltd., A Shares	304,600	731,747
China Hongqiao Group Ltd.	3,762,376	6,069,001
China Huarong Asset Management Co., Ltd., H Shares (a)	13,605,702	1,788,018
China International Capital Corp., Ltd., H Shares	1,901,299	5,609,661
China International Marine Containers Group Co., Ltd., A Shares	323,300	779,720
China International Marine Containers Group Co., Ltd., H Shares	311,341	594,477
China Jinmao Holdings Group Ltd.	8,286,305	3,202,823
China Jushi Co., Ltd., A Shares	393,977	1,010,259
China Lesso Group Holdings Ltd.	1,218,695	3,210,991
China Life Insurance Co., Ltd., A Shares	538,400	3,081,160
China Life Insurance Co., Ltd., H Shares	9,472,599	19,966,556
China Literature Ltd. *	269,846	2,833,507
China Longyuan Power Group Corp., Ltd., H Shares	4,294,293	6,074,978
China Medical System Holdings Ltd.	1,599,830	4,101,830
China Mengniu Dairy Co., Ltd. *	4,068,568	24,663,342
China Merchants Bank Co., Ltd., A Shares	1,879,500	17,194,853
China Merchants Bank Co., Ltd., H Shares	4,868,124	45,002,253
China Merchants Energy Shipping Co., Ltd., A Shares	685,900	572,616
Security	Number of Shares	Value ($)
China Merchants Expressway Network & Technology Holdings Co., Ltd., A Shares	513,000	626,680
China Merchants Port Holdings Co., Ltd.	1,745,097	2,837,459
China Merchants Property Operation & Service Co., Ltd., A Shares	96,000	319,370
China Merchants Securities Co., Ltd., A Shares	672,580	2,178,306
China Merchants Securities Co., Ltd., H Shares	1,547,640	2,412,715
China Merchants Shekou Industrial Zone Holdings Co., Ltd., A Shares	655,000	1,194,558
China Minsheng Banking Corp., Ltd., A Shares	3,232,600	2,398,843
China Minsheng Banking Corp., Ltd., H Shares	8,196,826	4,393,289
China Molybdenum Co., Ltd., A Shares	1,619,000	1,478,873
China Molybdenum Co., Ltd., H Shares	4,157,870	2,865,995
China National Accord Medicines Corp., Ltd., B Shares	235,145	697,416
China National Building Material Co., Ltd., H Shares	5,073,117	6,784,580
China National Chemical Engineering Co., Ltd., A Shares	611,700	606,842
China National Medicines Corp., Ltd., A Shares	77,100	441,471
China National Nuclear Power Co., Ltd., A Shares	1,361,800	1,115,472
China National Software & Service Co., Ltd., A Shares	46,900	424,425
China Northern Rare Earth Group High-Tech Co., Ltd., A Shares *	346,600	1,197,199
China Oilfield Services Ltd., A Shares	233,329	507,340
China Oilfield Services Ltd., H Shares	2,190,030	2,059,793
China Overseas Land & Investment Ltd.	4,928,974	11,786,510
China Pacific Insurance (Group) Co., Ltd., A Shares	544,200	2,943,234
China Pacific Insurance (Group) Co., Ltd., H Shares	3,425,751	12,866,045
China Petroleum & Chemical Corp., A Shares	3,651,800	2,537,681
China Petroleum & Chemical Corp., H Shares	32,593,011	17,343,041
China Power International Development Ltd.	5,465,698	1,373,191
China Railway Group Ltd., A Shares	2,122,800	1,798,894
China Railway Group Ltd., H Shares	4,309,800	2,276,626
China Railway Signal & Communication Corp., Ltd., A Shares	655,400	588,370
China Railway Signal & Communication Corp., Ltd., H shares	2,505,686	1,010,466
China Reinsurance Group Corp., H Shares	9,218,177	997,643
China Resources Beer Holdings Co., Ltd.	2,048,124	18,379,263
China Resources Cement Holdings Ltd.	2,827,345	2,997,984
China Resources Gas Group Ltd.	1,136,566	7,094,784
China Resources Land Ltd.	3,544,314	16,599,206
China Resources Pharmaceutical Group Ltd.	2,202,919	1,580,900
China Resources Power Holdings Co., Ltd.	2,470,855	3,183,450
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., A Shares	142,400	583,435
China Satellite Communications Co., Ltd., A Shares	136,500	353,026
China Shenhua Energy Co., Ltd., A Shares	667,300	2,096,160
China Shenhua Energy Co., Ltd., H Shares	4,403,382	9,973,692
China Shipbuilding Industry Co., Ltd., A Shares *	2,073,600	1,356,207

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
China South Publishing & Media Group Co., Ltd., A Shares	343,600	523,461
China Southern Airlines Co., Ltd., A Shares *	1,301,000	1,302,940
China Southern Airlines Co., Ltd., H Shares *	1,629,525	1,104,326
China State Construction Engineering Corp., Ltd., A Shares	3,760,300	2,890,940
China State Construction International Holdings Ltd.	2,343,229	1,663,478
China Taiping Insurance Holdings Co., Ltd.	1,828,755	3,369,320
China Tourism Group Duty Free Corp., Ltd., A Shares	173,100	9,103,345
China Tower Corp., Ltd., H Shares	60,073,565	8,204,271
China Traditional Chinese Medicine Holdings Co., Ltd.	3,154,305	2,036,067
China Vanke Co., Ltd., A Shares	828,100	3,476,177
China Vanke Co., Ltd., H Shares	2,502,364	8,656,563
China Yangtze Power Co., Ltd., A Shares	1,303,600	4,070,347
China Zheshang Bank Co., Ltd., A Shares	785,453	496,425
Chongqing Brewery Co., Ltd., A Shares *	44,800	1,217,461
Chongqing Changan Automobile Co., Ltd., A Shares *	442,875	1,653,684
Chongqing Changan Automobile Co., Ltd., B Shares *	1,114,500	1,082,685
Chongqing Fuling Zhacai Group Co., Ltd., A Shares	76,600	488,827
Chongqing Rural Commercial Bank Co., Ltd., A Shares	1,537,400	1,024,851
Chongqing Rural Commercial Bank Co., Ltd., H Shares	2,025,040	915,781
Chongqing Zhifei Biological Products Co., Ltd., A Shares	108,900	3,342,070
CIFI Holdings Group Co., Ltd.	4,464,731	3,905,852
CITIC Ltd.	6,374,646	7,367,145
Citic Pacific Special Steel Group Co., Ltd., A Shares	463,510	1,727,091
CITIC Securities Co., Ltd., A Shares	976,400	4,008,136
CITIC Securities Co., Ltd., H Shares	2,869,616	7,930,522
CNOOC Energy Technology & Services Ltd., A Shares	1,117,500	455,046
Contemporary Amperex Technology Co., Ltd., A Shares	72,000	4,913,943
COSCO Shipping Development Co., Ltd., H Shares	5,936,981	1,147,381
COSCO Shipping Energy Transportation Co., Ltd., H Shares	2,477,334	1,152,239
COSCO SHIPPING Holdings Co., Ltd., A Shares *	865,101	2,906,559
COSCO SHIPPING Holdings Co., Ltd., H Shares *	3,153,569	6,639,037
COSCO SHIPPING Ports Ltd.	2,439,291	1,979,953
Country Garden Holdings Co., Ltd.	9,515,210	12,050,987
Country Garden Services Holdings Co., Ltd.	1,749,895	18,160,519
CSC Financial Co., Ltd., A Shares	103,400	552,885
CSC Financial Co., Ltd., H Shares	1,279,796	1,638,996
CSG Holding Co., Ltd., A Shares	717,246	1,159,228
CSPC Pharmaceutical Group Ltd.	10,958,735	17,197,227
CSSC Offshore and Marine Engineering Group Co., Ltd., A Shares *	100,800	336,131
Da An Gene Co., Ltd. of Sun Yat-Sen University, A Shares	140,160	521,591
Dada Nexus Ltd., ADR *	27,019	678,987
Dali Foods Group Co., Ltd.	3,086,032	1,932,357
Daqin Railway Co., Ltd., A Shares	1,306,600	1,407,152
Security	Number of Shares	Value ($)
DaShenLin Pharmaceutical Group Co., Ltd., A Shares	27,800	327,979
Datang International Power Generation Co., Ltd., A Shares	2,278,000	970,579
Datang International Power Generation Co., Ltd., H Shares	274	44
DHC Software Co., Ltd., A Shares	366,600	432,853
Dian Diagnostics Group Co., Ltd., A Shares	69,500	452,369
Dong-E-E-Jiao Co., Ltd., A Shares	62,200	356,545
Dongfang Electric Corp., Ltd., H Shares	1,148,911	1,002,134
Dongfeng Motor Group Co., Ltd., H Shares	3,738,445	3,501,677
Dongxing Securities Co., Ltd., A Shares	191,200	342,689
East Money Information Co., Ltd., A Shares	924,516	4,622,206
Ecovacs Robotics Co., Ltd., A Shares *	51,500	1,476,619
ENN Ecological Holdings Co., Ltd., A Shares	254,275	698,400
ENN Energy Holdings Ltd.	976,183	17,947,581
Eve Energy Co., Ltd., A Shares	167,636	2,926,804
Everbright Securities Co., Ltd., A Shares	480,600	1,269,407
Fangda Carbon New Material Co., Ltd., A Shares *	401,380	544,596
Far East Horizon Ltd.	3,057,456	3,344,403
FAW Jiefang Group Co., Ltd., A Shares *	257,600	445,904
Fiberhome Telecommunication Technologies Co., Ltd., A Shares	76,400	217,290
Financial Street Holdings Co., Ltd., A Shares	554,000	671,540
First Capital Securities Co., Ltd., A Shares *	416,900	467,991
Flat Glass Group Co., Ltd., A Shares (b)	666,116	2,055,446
Focus Media Information Technology Co., Ltd., A Shares	1,265,700	2,037,692
Foshan Haitian Flavouring & Food Co., Ltd., A Shares	131,768	2,843,556
Fosun International Ltd.	2,848,727	4,617,237
Founder Securities Co., Ltd., A Shares *	796,600	1,271,201
Foxconn Industrial Internet Co., Ltd., A Shares	384,600	750,998
Fu Jian Anjoy Foods Co., Ltd., A Shares *	19,900	771,219
Fujian Sunner Development Co., Ltd., A Shares	128,100	500,275
Fuyao Glass Industry Group Co., Ltd., A Shares	123,600	1,016,120
Fuyao Glass Industry Group Co., Ltd., H Shares	855,325	5,680,814
G-bits Network Technology Xiamen Co., Ltd., A Shares	5,800	458,190
Gan & Lee Pharmaceuticals Co., Ltd., A Shares	20,000	408,772
Ganfeng Lithium Co., Ltd., A Shares	124,100	2,518,870
Ganfeng Lithium Co., Ltd., H Shares	154,121	2,313,335
GCL System Integration Technology Co., Ltd., A Shares *	765,400	352,585
GDS Holdings Ltd. ADR *	141,421	10,637,688
Geely Automobile Holdings Ltd.	6,842,818	17,403,350
GEM Co., Ltd.	480,000	849,743
Gemdale Corp., A Shares	387,800	654,817
Genscript Biotech Corp. *	1,193,505	4,682,333
GF Securities Co., Ltd., A Shares	437,500	1,100,540
GF Securities Co., Ltd., H Shares	2,080,028	2,974,698
Gigadevice Semiconductor Beijing, Inc., A Shares	64,384	1,369,264
Glodon Co., Ltd., A Shares	53,600	610,788
GoerTek, Inc., A Shares	314,600	1,926,522
GOME Retail Holdings Ltd. *	17,295,385	2,763,138

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Gongniu Group Co., Ltd., A Shares	25,500	824,073
Gotion High-tech Co., Ltd., A Shares *	102,300	577,241
Great Wall Motor Co., Ltd., A Shares	265,500	1,544,033
Great Wall Motor Co., Ltd., H Shares	4,030,780	11,269,368
Gree Electric Appliances, Inc. of Zhuhai, A Shares	171,300	1,516,260
Greenland Holdings Corp., Ltd., A Shares	661,200	605,011
Greentown China Holdings Ltd.	1,021,395	1,167,261
GRG Banking Equipment Co., Ltd., A Shares	348,000	660,928
GSX Techedu, Inc. ADR *(b)	56,775	1,052,608
Guangdong Electric Power Development Co., Ltd., B Shares	1,187,314	367,136
Guangdong Haid Group Co., Ltd., A Shares *	152,200	1,893,014
Guangdong Investment Ltd.	3,753,781	5,513,463
Guangdong Kinlong Hardware Products Co., Ltd., A Shares	19,100	541,423
Guangdong LY Intelligent Manufacturing Co., Ltd., A Shares	674,700	904,831
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., A Shares	72,200	362,106
Guanghui Energy Co., Ltd., A Shares *	967,200	491,164
Guangshen Railway Co., Ltd., A Shares	1,790,400	602,382
Guangshen Railway Co., Ltd., H shares	486	101
Guangxi Guiguan Electric Power Co., Ltd., A Shares	466,000	379,510
Guangzhou Automobile Group Co., Ltd., A Shares	442,560	805,728
Guangzhou Automobile Group Co., Ltd., H Shares	3,769,867	3,210,541
Guangzhou Baiyun International Airport Co., Ltd., A Shares	279,400	509,117
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., A Shares	168,000	852,610
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., H Shares	283,806	861,119
Guangzhou Haige Communications Group, Inc. Co., A Shares	349,900	552,863
Guangzhou Kingmed Diagnostics Group Co., Ltd., A Shares	40,500	965,172
Guangzhou R&F Properties Co., Ltd., H Shares	2,045,306	2,772,201
Guangzhou Shiyuan Electronic Technology Co., Ltd., A Shares	24,300	499,982
Guangzhou Tinci Materials Technology Co., Ltd., A Shares	93,290	1,370,783
Guangzhou Wondfo Biotech Co., Ltd., A Shares	59,670	674,798
Guangzhou Yuexiu Financial Holdings Group Co., Ltd., A Shares *	153,700	314,625
Guolian Securities Co., Ltd., A Shares *	171,900	422,959
Guosen Securities Co., Ltd., A Shares *	437,900	771,082
Guosheng Financial Holding, Inc., A Shares *	230,100	409,878
Guotai Junan Securities Co., Ltd., A Shares	703,100	1,978,691
Guotai Junan Securities Co., Ltd., H Shares	910,383	1,367,645
Guoyuan Securities Co., Ltd., A Shares	489,000	621,195
Haidilao International Holding Ltd.	1,174,163	6,762,178
Haier Smart Home Co., Ltd., A Shares	570,200	2,704,645
Haier Smart Home Co., Ltd., H Shares *	2,483,319	10,462,392
Haitian International Holdings Ltd.	719,575	2,512,442
Haitong Securities Co., Ltd., A Shares	1,075,200	1,977,802
Haitong Securities Co., Ltd., H Shares	4,102,079	3,916,273
Security	Number of Shares	Value ($)
Han's Laser Technology Industry Group Co., Ltd., A Shares	57,200	337,237
Hang Zhou Great Star Industrial Co., Ltd., A Shares *	106,000	547,456
Hangzhou First Applied Material Co., Ltd., A Shares	40,440	518,811
Hangzhou Oxygen Plant Group Co., Ltd., A Shares	68,200	357,056
Hangzhou Robam Appliances Co., Ltd., A Shares	75,700	524,859
Hangzhou Tigermed Consulting Co., Ltd., A Shares	91,500	2,517,341
Hangzhou Tigermed Consulting Co., Ltd., H Shares	125,395	2,604,330
Hansoh Pharmaceutical Group Co., Ltd. *	1,254,052	5,469,214
Health & Happiness H&H International Holdings Ltd.	210,379	861,946
Hefei Meiya Optoelectronic Technology, Inc., A Shares	64,700	509,624
Heilongjiang Agriculture Co., Ltd., A Shares	209,600	508,799
Henan Shuanghui Investment & Development Co., Ltd., A Shares	291,500	1,614,120
Hengan International Group Co., Ltd.	924,208	6,197,852
Hengdian Group DMEGC Magnetics Co., Ltd., A Shares	210,800	451,062
Hengli Petrochemical Co., Ltd., A Shares	291,800	1,248,766
HengTen Networks Group Ltd. *(b)	3,000,299	2,945,576
Hengtong Optic-electric Co., Ltd., A Shares	335,500	625,056
Hengyi Petrochemical Co., Ltd., A Shares *	341,700	670,989
Hesteel Co., Ltd., A Shares *	1,364,700	532,104
Hithink RoyalFlush Information Network Co., Ltd., A Shares	45,500	854,129
Hongfa Technology Co., Ltd., A Shares	77,100	683,177
Hongta Securities Co., Ltd., A Shares	107,000	225,422
Hopson Development Holdings Ltd.	809,036	3,981,823
Hoshine Silicon Industry Co., Ltd., A Shares	42,200	424,686
Hua Hong Semiconductor Ltd. *	634,172	3,403,085
Huaan Securities Co., Ltd., A Shares	479,600	471,267
Huadian Power International Corp., Ltd., H Shares	3,473,028	1,073,916
Huadong Medicine Co., Ltd., A Shares	161,700	1,342,815
Huafon Chemical Co., Ltd., A Shares	337,800	657,488
Huagong Tech Co., Ltd., A Shares	173,500	576,104
Huaibei Mining Holdings Co., Ltd., A Shares	247,700	446,291
Hualan Biological Engineering, Inc., A Shares *	171,980	1,092,363
Huaneng Power International, Inc., H Shares	6,644,428	2,379,869
Huatai Securities Co., Ltd., A Shares	573,400	1,547,875
Huatai Securities Co., Ltd., H Shares	2,164,593	3,352,212
Huaxi Securities Co., Ltd., A Shares	359,500	569,728
Huaxia Bank Co., Ltd., A Shares	1,350,500	1,365,254
Huaxin Cement Co., Ltd., B Shares	604,924	1,276,995
Huayu Automotive Systems Co., Ltd., A Shares	272,100	1,049,383
Huazhu Group Ltd. ADR *	245,018	14,007,679
Hubei Energy Group Co., Ltd., A Shares	701,600	585,722
Huizhou Desay Sv Automotive Co., Ltd., A Shares	46,700	815,495
Humanwell Healthcare Group Co., Ltd., A Shares	140,800	625,801
Hunan Valin Steel Co., Ltd., A Shares	528,100	564,590
Hundsun Technologies, Inc., A Shares	102,030	1,505,944
Iflytek Co., Ltd., A Shares	206,100	2,012,229

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Industrial & Commercial Bank of China Ltd., A Shares	6,369,600	5,217,443
Industrial & Commercial Bank of China Ltd., H Shares	101,920,690	66,970,455
Industrial Bank Co., Ltd., A Shares	1,848,500	6,716,255
Industrial Securities Co., Ltd., A Shares	525,200	915,723
Ingenic Semiconductor Co., Ltd., A Shares *	45,600	620,855
Inner Mongolia BaoTou Steel Union Co., Ltd., A Shares *	3,235,100	834,141
Inner Mongolia First Machinery Group Co., Ltd., A Shares	239,900	403,573
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., A Shares *	700,900	622,605
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	548,400	3,491,025
Innovent Biologics, Inc. *	1,697,781	20,550,821
Inspur Electronic Information Industry Co., Ltd., A Shares	123,628	568,332
Intco Medical Technology Co., Ltd., A Shares	28,850	644,310
iQIYI, Inc. ADR *	337,262	4,809,356
JA Solar Technology Co., Ltd., A Shares *	149,700	805,161
Jafron Biomedical Co., Ltd., A Shares	67,450	916,334
Jason Furniture Hangzhou Co., Ltd., A Shares	47,300	597,821
JCET Group Co., Ltd., A Shares *	159,900	871,083
JD Health International, Inc. *	250,090	3,328,491
JD Logistics, Inc. *	90,000	481,797
JD.com, Inc. ADR *	1,133,818	83,834,503
Jiangsu Eastern Shenghong Co., Ltd., A Shares *	312,900	851,551
Jiangsu Expressway Co., Ltd., A Shares	358,600	566,610
Jiangsu Expressway Co., Ltd., H Shares	1,476,573	1,786,369
Jiangsu Hengli Hydraulic Co., Ltd., A Shares	99,084	1,241,566
Jiangsu Hengrui Medicine Co., Ltd., A Shares *	476,700	6,467,907
Jiangsu King's Luck Brewery JSC Ltd., A Shares	113,200	1,060,007
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., A Shares	138,500	4,742,588
Jiangsu Yangnong Chemical Co., Ltd., A Shares	33,700	584,987
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., A Shares	83,100	393,909
Jiangsu Zhongnan Construction Group Co., Ltd., A Shares	434,643	466,725
Jiangsu Zhongtian Technology Co., Ltd., A Shares	305,600	509,292
Jiangxi Copper Co., Ltd., A Shares	50,300	207,510
Jiangxi Copper Co., Ltd., H Shares	1,821,687	4,318,593
Jiangxi Zhengbang Technology Co., Ltd., A Shares *	338,700	673,085
Jiayuan International Group Ltd.	1,669,905	849,845
Jilin Aodong Pharmaceutical Group Co., Ltd., A Shares	334,700	826,158
Jinke Properties Group Co., Ltd., A Shares	478,204	453,355
Jinxin Fertility Group Ltd.	1,595,883	4,595,463
Jinyu Bio-Technology Co., Ltd., A Shares	162,800	516,771
JiuGui Liquor Co., Ltd., A Shares	31,000	1,201,884
Joincare Pharmaceutical Group Industry Co., Ltd., A Shares	224,300	519,093
Jointown Pharmaceutical Group Co., Ltd., A Shares *	147,900	398,786
Security	Number of Shares	Value ($)
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd., A Shares	78,800	620,686
Joyoung Co., Ltd., A Shares *	77,400	391,228
JOYY, Inc. ADR	69,229	5,327,172
Juewei Food Co., Ltd., A Shares	32,100	432,608
KE Holdings, Inc. ADR *	145,711	7,560,944
Kingboard Holdings Ltd.	930,363	4,950,547
Kingboard Laminates Holdings Ltd.	1,313,414	2,805,672
Kingdee International Software Group Co., Ltd. *	3,331,221	13,562,547
Kingfa Sci & Tech Co., Ltd., A Shares	242,400	859,764
Kingsoft Cloud Holdings Ltd., ADR *	44,863	1,752,349
Kingsoft Corp., Ltd.	1,108,374	7,475,732
Kuaishou Technology *	348,535	8,725,090
Kuang-Chi Technologies Co., Ltd., A Shares *	214,000	629,163
Kunlun Energy Co., Ltd.	3,797,339	2,867,000
Kweichow Moutai Co., Ltd., A Shares	112,800	39,334,935
KWG Group Holdings Ltd.	1,649,460	2,537,446
KWG Living Group Holdings Ltd. *	1,032,684	1,077,713
Lao Feng Xiang Co., Ltd., A Shares	101,564	960,469
Laobaixing Pharmacy Chain JSC, A Shares	37,100	334,806
Legend Holdings Corp., H Shares	665,139	1,042,070
Lens Technology Co., Ltd., A Shares	465,200	2,134,189
Leo Group Co., Ltd., A Shares	1,236,100	458,642
Lepu Medical Technology Beijing Co., Ltd., A Shares	157,400	823,561
Leyard Optoelectronic Co., Ltd., A Shares	351,800	404,316
Li Auto, Inc., ADR *	556,910	12,976,003
Li Ning Co., Ltd.	2,760,045	25,905,766
Lianhe Chemical Technology Co., Ltd., A Shares	124,200	496,760
Liaoning Cheng Da Co., Ltd., A Shares	146,400	492,794
Liaoning Port Co., Ltd., A Shares	1,928,900	524,643
Livzon Pharmaceutical Group, Inc., A Shares	134,800	1,054,364
Livzon Pharmaceutical Group, Inc., H Shares	122,259	624,561
Logan Group Co., Ltd.	1,271,462	2,044,413
Lomon Billions Group Co., Ltd., A Shares	182,300	973,908
Longfor Group Holdings Ltd.	2,378,138	13,910,528
LONGi Green Energy Technology Co., Ltd., A Shares	344,000	5,521,944
Lufax Holding Ltd. *	229,665	2,799,616
Luxi Chemical Group Co., Ltd., A Shares	212,500	543,903
Luxshare Precision Industry Co., Ltd., A Shares	620,117	3,802,297
Luye Pharma Group Ltd.	2,392,680	1,704,749
Luzhou Laojiao Co., Ltd., A Shares	128,500	5,554,752
Maanshan Iron & Steel Co., Ltd., A Shares	1,626,900	943,833
Mango Excellent Media Co., Ltd., A Shares	160,070	1,857,266
Maxscend Microelectronics Co., Ltd., A Shares	25,380	1,699,365
Meinian Onehealth Healthcare Holdings Co., Ltd., A Shares *	390,900	715,978
Meituan, B Shares *	4,916,835	186,244,596
Metallurgical Corp. of China Ltd., A Shares	1,535,900	731,667
Metallurgical Corp. of China Ltd., H Shares	3,415,822	800,972
Ming Yuan Cloud Group Holdings Ltd. *	564,610	2,953,421
Momo, Inc. ADR	208,961	2,931,723
Montage Technology Co., Ltd., A Shares	108,000	1,017,937
Muyuan Foods Co., Ltd., A Shares	322,890	4,522,125
NanJi E-Commerce Co., Ltd., A Shares	184,700	296,193
Nanjing Hanrui Cobalt Co., Ltd., A Shares *	32,500	399,319
Nanjing Iron & Steel Co., Ltd., A Shares	820,500	470,846

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., A Shares	53,580	360,541
Nanjing Securities Co., Ltd., A Shares	489,400	724,807
NARI Technology Co., Ltd., A Shares	403,900	1,975,521
NAURA Technology Group Co., Ltd., A Shares	44,800	1,325,578
NavInfo Co., Ltd., A Shares	192,200	423,652
NetEase, Inc. ADR	490,025	57,788,648
New China Life Insurance Co., Ltd., A Shares	174,000	1,394,076
New China Life Insurance Co., Ltd., H Shares	1,419,189	5,311,743
New Hope Liuhe Co., Ltd., A Shares	390,900	935,995
New Oriental Education & Technology Group, Inc. ADR *	1,884,475	19,278,179
Newland Digital Technology Co., Ltd., A Shares	271,600	640,087
Nine Dragons Paper Holdings Ltd.	2,078,577	3,138,661
Ninestar Corp., A Shares	56,400	233,208
Ningbo Joyson Electronic Corp., A Shares	130,600	369,387
Ningbo Tuopu Group Co., Ltd., A Shares	81,600	493,537
Ningbo Zhoushan Port Co., Ltd., A Shares	737,700	472,043
Ningxia Baofeng Energy Group Co., Ltd., A Shares	265,500	593,153
NIO, Inc. ADR *	1,609,005	62,139,773
Northeast Securities Co., Ltd., A Shares	454,900	635,807
Offcn Education Technology Co., Ltd., A Shares *	209,200	818,314
Offshore Oil Engineering Co., Ltd., A Shares	452,300	312,887
OFILM Group Co., Ltd., A Shares	242,000	332,913
OneConnect Financial Technology Co., Ltd. *	70,432	1,018,447
Oppein Home Group, Inc., A Shares	27,640	644,186
Orient Securities Co., Ltd., A Shares	623,500	1,041,043
Orient Securities Co., Ltd., H Shares	936,869	668,712
Oriental Pearl Group Co., Ltd., A Shares	351,300	493,216
Ovctek China, Inc., A Shares	75,880	1,206,943
Pangang Group Vanadium Titanium & Resources Co., Ltd., A Shares *	1,212,100	442,114
People.cn Co., Ltd., A Shares	175,600	519,027
Perfect World Co., Ltd., A Shares	130,950	438,524
PetroChina Co., Ltd., H Shares	26,956,502	11,009,650
Pharmaron Beijing Co., Ltd., A Shares	48,700	1,380,487
Pharmaron Beijing Co., Ltd., H Shares	145,392	3,482,336
PICC Property & Casualty Co., Ltd., H Shares	8,575,004	8,186,594
Pinduoduo, Inc. ADR *	374,368	46,751,076
Ping An Bank Co., Ltd., A Shares	1,759,100	6,692,890
Ping An Healthcare & Technology Co., Ltd. *	496,748	5,830,492
Ping An Insurance Group Co. of China Ltd., A Shares	1,030,700	11,634,950
Ping An Insurance Group Co. of China Ltd., H Shares	7,641,058	83,138,822
Poly Developments & Holdings Group Co., Ltd., A Shares *	1,058,600	2,250,175
Poly Property Services Co., Ltd., H Shares	188,632	1,518,959
Postal Savings Bank of China Co., Ltd., H Shares	12,167,045	8,762,896
Power Construction Corp. of China Ltd., A Shares	855,900	524,802
Proya Cosmetics Co., Ltd., A Shares	13,700	368,298
Qingdao TGOOD Electric Co., Ltd., A Shares	113,900	500,869
Raytron Technology Co., Ltd., A Shares	45,400	713,065
Red Star Macalline Group Corp., Ltd., H Shares	1,086,588	636,982
Security	Number of Shares	Value ($)
RiseSun Real Estate Development Co., Ltd., A Shares	411,400	406,839
Rongsheng Petrochemical Co., Ltd., A Shares	177,200	736,324
SAIC Motor Corp., Ltd., A Shares	884,600	2,820,478
Sanan Optoelectronics Co., Ltd., A Shares	380,500	1,644,405
Sangfor Technologies, Inc., A Shares *	16,200	688,266
Sansteel Minguang Co., Ltd. Fujian, A Shares	370,000	431,050
Sany Heavy Industry Co., Ltd., A Shares	751,000	3,576,408
SDIC Capital Co., Ltd., A Shares	243,000	530,660
SDIC Power Holdings Co., Ltd., A Shares	636,000	964,922
Sealand Securities Co., Ltd., A Shares	718,300	501,414
Seazen Group Ltd.	2,606,691	2,995,747
Seazen Holdings Co., Ltd., A Shares	197,100	1,503,851
SF Holding Co., Ltd., A Shares	228,000	2,490,950
SG Micro Corp., A Shares *	15,350	685,385
Shaanxi Coal Industry Co., Ltd., A Shares	696,200	1,300,344
Shandong Chenming Paper Holdings Ltd., A Shares	614,650	990,512
Shandong Chenming Paper Holdings Ltd., H Shares (b)	608,280	495,303
Shandong Gold Mining Co., Ltd., A Shares	415,704	1,396,679
Shandong Gold Mining Co., Ltd., H Shares	805,231	1,765,756
Shandong Himile Mechanical Science & Technology Co., Ltd., A Shares *	93,500	422,039
Shandong Hualu Hengsheng Chemical Co., Ltd., A Shares	191,360	843,902
Shandong Linglong Tyre Co., Ltd., A Shares	86,400	653,381
Shandong Nanshan Aluminum Co., Ltd., A Shares	1,200,700	758,872
Shandong Pharmaceutical Glass Co., Ltd., A Shares	53,100	322,915
Shandong Sinocera Functional Material Co., Ltd., A Shares	80,100	656,112
Shandong Sun Paper Industry JSC Ltd., A Shares	183,200	411,303
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	2,970,862	6,560,607
Shanghai Bailian Group Co., Ltd., A Shares	238,200	832,135
Shanghai Bairun Investment Holding Group Co., Ltd., A Shares	46,800	907,964
Shanghai Baosight Software Co., Ltd., A Shares	117,600	1,227,674
Shanghai Construction Group Co., Ltd., A Shares	1,163,200	532,176
Shanghai Electric Group Co., Ltd., A Shares *	986,200	714,782
Shanghai Electric Group Co., Ltd., H Shares *	3,245,479	869,747
Shanghai Electric Power Co., Ltd., A Shares	403,200	443,104
Shanghai Fosun Pharmaceutical Group Co., Ltd., A Shares	155,000	1,691,216
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	727,717	6,061,523
Shanghai Industrial Holdings Ltd.	632,761	1,006,018
Shanghai International Airport Co., Ltd., A Shares	166,800	1,297,840
Shanghai International Port Group Co., Ltd., A Shares	1,007,300	742,745
Shanghai Jahwa United Co., Ltd., A Shares	72,600	670,012
Shanghai Jinjiang International Hotels Co., Ltd., A Shares	89,875	885,254

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., A Shares	305,536	608,621
Shanghai Junshi Biosciences Co., Ltd., A Shares *	77,000	1,089,777
Shanghai Junshi Biosciences Co., Ltd., A Shares *	130,163	1,339,939
Shanghai Lingang Holdings Corp., Ltd., A Shares	129,300	440,926
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., A Shares	594,800	1,069,805
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., B Shares	456,630	403,204
Shanghai M&G Stationery, Inc., A Shares	39,500	523,271
Shanghai Mechanical & Electrical Industry Co., Ltd., A Shares	167,870	469,523
Shanghai Pharmaceuticals Holding Co., Ltd., A Shares	164,900	602,510
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	1,158,091	2,617,116
Shanghai Pudong Development Bank Co., Ltd., A Shares	2,664,100	4,301,587
Shanghai Putailai New Energy Technology Co., Ltd., A Shares	70,140	1,144,866
Shanghai RAAS Blood Products Co., Ltd., A Shares	549,800	661,263
Shanghai Tunnel Engineering Co., Ltd., A Shares	746,700	611,634
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., A Shares	192,100	438,532
Shanghai Yuyuan Tourist Mart Group Co., Ltd., A Shares	372,400	837,832
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., A Shares	108,300	328,279
Shanghai Zhenhua Heavy Industry Co., Ltd., B Shares	1,995,556	484,920
Shanxi Lu'an Environmental Energy Development Co., Ltd., A Shares	445,600	727,194
Shanxi Securities Co., Ltd., A Shares *	489,800	544,435
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., A Shares	77,500	5,639,863
Shanxi Xishan Coal & Electricity Power Co., Ltd., A Shares	529,500	563,589
Shanying International Holding Co., Ltd., A Shares *	707,900	412,908
Shenergy Co., Ltd., A Shares	704,300	674,346
Shenghe Resources Holding Co., Ltd., A Shares *	167,100	459,751
Shengyi Technology Co., Ltd., A Shares	195,300	703,453
Shenwan Hongyuan Group Co., Ltd., A Shares	1,926,400	1,450,741
Shenwan Hongyuan Group Co., Ltd., H Shares	2,362,865	709,325
Shenzhen Airport Co., Ltd., A Shares *	411,500	509,805
Shenzhen Capchem Technology Co., Ltd., A Shares	42,400	603,218
Shenzhen Energy Group Co., Ltd., A Shares	493,700	922,120
Shenzhen Everwin Precision Technology Co., Ltd., A Shares	125,900	423,196
Shenzhen Expressway Co., Ltd., H Shares	976,725	974,011
Shenzhen Goodix Technology Co., Ltd., A Shares	15,700	315,209
Shenzhen Hepalink Pharmaceutical Group Co., Ltd., H Shares	497,115	708,374
Shenzhen Inovance Technology Co., Ltd., A Shares	156,400	2,421,791
Shenzhen International Holdings Ltd.	1,160,104	1,763,720
Security	Number of Shares	Value ($)
Shenzhen Investment Ltd.	3,626,539	1,289,591
Shenzhen Kaifa Technology Co., Ltd., A Shares	183,200	517,009
Shenzhen Kangtai Biological Products Co., Ltd., A Shares	59,000	1,654,371
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	81,500	6,188,887
Shenzhen MTC Co., Ltd., A Shares *	465,800	408,641
Shenzhen Overseas Chinese Town Co., Ltd., A Shares	819,000	1,073,885
Shenzhen Salubris Pharmaceuticals Co., Ltd., A Shares *	78,200	430,065
Shenzhen SC New Energy Technology Corp., A Shares	33,400	603,882
Shenzhen Sunway Communication Co., Ltd., A Shares	88,700	391,587
Shenzhen YUTO Packaging Technology Co., Ltd., A Shares	92,200	415,011
Shenzhou International Group Holdings Ltd.	982,799	25,375,414
Shimao Group Holdings Ltd.	1,821,856	5,164,014
Shougang Fushan Resources Group Ltd.	4,647,632	1,233,530
Siasun Robot & Automation Co., Ltd., A Shares *	298,800	488,095
Sichuan Chuantou Energy Co., Ltd., A Shares	410,700	758,055
Sichuan Expressway Co., Ltd., H Shares	1,167,393	287,277
Sichuan Kelun Pharmaceutical Co., Ltd., A Shares *	163,200	570,384
Sichuan Road & Bridge Co., Ltd., A Shares	449,400	510,833
Sichuan Swellfun Co., Ltd., A Shares	50,600	1,014,703
Sieyuan Electric Co., Ltd., A Shares	114,100	497,084
Sino Biopharmaceutical Ltd.	12,704,732	14,273,573
Sino-Ocean Group Holding Ltd.	4,234,723	889,331
Sinolink Securities Co., Ltd., A Shares	219,000	462,755
Sinoma International Engineering Co., A Shares	210,100	307,527
Sinoma Science & Technology Co., Ltd., A Shares	150,300	532,151
Sinopec Engineering Group Co., Ltd., H Shares	1,993,659	1,263,766
Sinopec Oilfield Service Corp., A Shares *	1,639,050	505,075
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	1,200,500	688,911
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	3,789,450	942,289
Sinopharm Group Co., Ltd., H Shares	1,624,528	5,525,631
Sinotrans Ltd., H Shares	3,239,066	1,502,357
Sinotruk Hong Kong Ltd.	840,817	1,971,622
Skshu Paint Co., Ltd., A Shares	24,300	901,625
Smoore International Holdings Ltd.	1,182,214	8,453,563
SOHO China Ltd. *	2,642,521	817,110
Songcheng Performance Development Co., Ltd., A Shares	239,900	668,347
SooChow Securities Co., Ltd., A Shares	392,150	540,704
Southwest Securities Co., Ltd., A Shares	970,900	747,960
Spring Airlines Co., Ltd., A Shares	66,100	677,990
Sunac China Holdings Ltd.	3,184,321	11,754,176
Sunac Services Holdings Ltd. *	708,634	2,218,600
Sungrow Power Supply Co., Ltd., A Shares	130,200	1,983,547
Suning Universal Co., Ltd., A Shares *	263,340	459,152
Suning.com Co., Ltd., A Shares	844,500	902,852
Sunny Optical Technology Group Co., Ltd.	843,601	21,455,318
Sunwoda Electronic Co., Ltd., A Shares	161,900	758,527
Suzhou Dongshan Precision Manufacturing Co., Ltd., A Shares	147,800	421,986
Suzhou Gold Mantis Construction Decoration Co., Ltd., A Shares	216,100	297,623

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Suzhou Maxwell Technologies Co., Ltd., A Shares	10,980	700,868
Taiji Computer Corp., Ltd., A Shares	141,038	480,067
TAL Education Group ADR *	502,909	20,101,273
Tangshan Sanyou Chemical Industries Co., Ltd., A Shares	223,400	357,552
TBEA Co., Ltd., A Shares	342,849	643,059
TCL Corp., A Shares	1,201,900	1,526,819
Tencent Holdings Ltd.	7,623,296	607,972,798
Tencent Music Entertainment Group ADR *	595,063	9,366,292
The Pacific Securities Co., Ltd., A Shares *	960,500	554,206
The People's Insurance Co. Group of China Ltd., H Shares	10,492,102	3,879,673
Thunder Software Technology Co., Ltd., A Shares	32,100	761,657
Tianfeng Securities Co., Ltd., A Shares	485,200	389,044
Tianjin Capital Environmental Protection Group Co., Ltd., A Shares	392,100	390,835
Tianjin Zhonghuan Semiconductor Co., Ltd., A Shares	261,000	1,181,791
Tianma Microelectronics Co., Ltd., A Shares *	179,900	391,166
Tianshui Huatian Technology Co., Ltd., A Shares	252,400	508,331
Times China Holdings Ltd.	938,423	1,291,281
Tongcheng-Elong Holdings Ltd. *	1,117,248	3,015,674
TongFu Microelectronics Co., Ltd., A Shares *	131,200	404,088
Tonghua Dongbao Pharmaceutical Co., Ltd., A Shares	209,400	409,219
Tongkun Group Co., Ltd., A Shares	180,600	605,075
Tongling Nonferrous Metals Group Co., Ltd., A Shares	1,237,100	562,096
Tongwei Co., Ltd., A Shares	398,800	2,516,124
Topchoice Medical Corp., A Shares *	28,300	1,561,713
Topsec Technologies Group, Inc., A Shares *	82,200	256,143
Topsports International Holdings Ltd.	1,773,000	2,700,082
TravelSky Technology Ltd., H Shares	1,234,339	2,671,742
Trip.com Group Ltd. ADR *	631,219	26,416,515
Tsingtao Brewery Co., Ltd., A Shares	74,000	1,220,901
Tsingtao Brewery Co., Ltd., H Shares	634,330	6,926,370
Unigroup Guoxin Microelectronics Co., Ltd., A Shares	55,600	1,216,458
Unisplendour Corp., Ltd., A Shares	148,520	470,742
Universal Scientific Industrial Shanghai Co., Ltd., A Shares	81,000	209,870
Vipshop Holdings Ltd. ADR *	541,514	12,525,219
Walvax Biotechnology Co., Ltd., A Shares	132,000	1,456,033
Wangfujing Group Co., Ltd., A Shares	61,800	312,862
Wanhua Chemical Group Co., Ltd., A Shares	277,700	4,749,334
Wanxiang Qianchao Co., Ltd., A Shares *	604,300	478,841
Weibo Corp. ADR *	73,046	3,713,659
Weichai Power Co., Ltd., A Shares	609,700	1,707,214
Weichai Power Co., Ltd., H Shares	2,446,424	5,503,344
Weifu High-Technology Group Co., Ltd., A Shares	173,100	654,788
Weihai Guangwei Composites Co., Ltd., A Shares	45,700	510,132
Wens Foodstuffs Group Co., Ltd., A Shares	180,320	396,048
Western Securities Co., Ltd., A Shares	348,000	482,565
Western Superconducting Technologies Co., Ltd., A Shares	45,200	428,441
Will Semiconductor Co., Ltd ., A Shares	54,700	2,588,494
Wingtech Technology Co., Ltd., A Shares	113,400	1,560,907
Security	Number of Shares	Value ($)
Winning Health Technology Group Co., Ltd., A Shares	216,800	564,112
Wolong Electric Group Co., Ltd., A Shares	252,200	470,656
Wuchan Zhongda Group Co., Ltd., A Shares	693,500	780,453
Wuhan Guide Infrared Co., Ltd., A Shares	145,600	873,300
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., A Shares	117,500	447,794
Wuliangye Yibin Co., Ltd., A Shares	348,100	17,245,976
WUS Printed Circuit Kunshan Co., Ltd., A Shares *	140,300	338,369
WuXi AppTec Co., Ltd., A Shares	82,376	2,165,433
WuXi AppTec Co., Ltd., H Shares	396,373	8,487,617
Wuxi Biologics Cayman, Inc. *	4,127,505	64,505,853
Wuxi Lead Intelligent Equipment Co., Ltd., A Shares	65,300	983,527
XCMG Construction Machinery Co., Ltd., A Shares	759,600	801,337
Xiamen C & D, Inc., A Shares	463,300	602,387
Xiamen Tungsten Co., Ltd., A Shares	154,700	491,303
Xinhu Zhongbao Co., Ltd., A Shares	955,600	473,254
Xinhua Winshare Publishing and Media Co., Ltd., H Shares	687,764	495,338
Xinjiang Goldwind Science & Technology Co., Ltd., A Shares	573,100	1,101,056
Xinjiang Goldwind Science & Technology Co., Ltd., H Shares	592,665	1,009,465
Xinjiang Zhongtai Chemical Co., Ltd., A Shares	241,900	379,935
Xinxing Ductile Iron Pipes Co., Ltd., A Shares	603,800	376,870
Xinyangfeng Agricultural Technology Co., Ltd., A Shares	153,600	351,126
Xinyi Solar Holdings Ltd.	5,435,476	9,748,270
XPeng, Inc. ADR *	150,822	4,845,911
Yadea Group Holdings Ltd.	1,266,275	2,822,441
Yango Group Co., Ltd., A Shares	340,500	298,181
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., H Shares	368,870	453,866
Yangzijiang Shipbuilding Holdings Ltd.	2,653,894	3,013,616
Yanlord Land Group Ltd.	827,335	795,423
Yantai Changyu Pioneer Wine Co., Ltd., A Shares	107,883	671,500
Yantai Eddie Precision Machinery Co., Ltd., A Shares	61,800	599,975
Yantai Jereh Oilfield Services Group Co., Ltd., A Shares	101,900	640,669
Yanzhou Coal Mining Co., Ltd., A Shares	294,800	627,558
Yanzhou Coal Mining Co., Ltd., H Shares	2,203,673	2,941,424
Yealink Network Technology Corp., Ltd., A Shares	74,950	902,745
Yifan Pharmaceutical Co., Ltd., A Shares	124,700	389,754
Yifeng Pharmacy Chain Co., Ltd., A Shares	52,200	728,771
Yihai International Holding Ltd. *	620,572	4,961,176
Yintai Gold Co., Ltd., A Shares	382,500	630,232
Yixintang Pharmaceutical Group Co., Ltd., A Shares	63,800	393,402
Yonghui Superstores Co., Ltd., A Shares	1,116,500	1,004,067
Yonyou Network Technology Co., Ltd., A Shares	329,540	1,878,123
Youngor Group Co., Ltd., A Shares	428,900	503,714
YTO Express Group Co., Ltd., A Shares	243,300	418,855
Yuan Longping High-tech Agriculture Co., Ltd., A Shares *	175,500	462,444
Yuexiu Property Co., Ltd.	7,790,847	1,937,281
Yunda Holding Co., Ltd., A Shares	103,080	233,208
Yunnan Aluminium Co., Ltd., A Shares *	312,300	681,505

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Yunnan Baiyao Group Co., Ltd., A Shares	103,600	2,045,772
Yunnan Copper Co., Ltd., A Shares	204,300	465,741
Yunnan Energy New Material Co., Ltd., A Shares	72,200	2,016,556
Yunnan Tin Co., Ltd., A Shares *	179,200	456,134
Zai Lab Ltd. ADR *	91,213	16,204,902
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., A Shares	53,800	3,247,194
Zhaojin Mining Industry Co., Ltd., H Shares	1,464,540	1,581,233
Zhefu Holding Group Co., Ltd., A Shares	484,100	391,968
Zhejiang Century Huatong Group Co., Ltd., A Shares *	690,800	715,724
Zhejiang China Commodities City Group Co., Ltd., A Shares	627,600	504,210
Zhejiang Chint Electrics Co., Ltd., A Shares	110,200	557,366
Zhejiang Dahua Technology Co., Ltd., A Shares	293,900	1,068,767
Zhejiang Dingli Machinery Co., Ltd., A Shares	28,400	288,531
Zhejiang Expressway Co., Ltd., H Shares	1,938,648	1,683,486
Zhejiang Huahai Pharmaceutical Co., Ltd., A Shares	140,250	466,139
Zhejiang Huayou Cobalt Co., Ltd., A Shares	98,300	1,595,700
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., A Shares	110,900	750,956
Zhejiang Juhua Co., Ltd., A Shares	351,900	551,044
Zhejiang Longsheng Group Co., Ltd., A Shares	315,600	706,073
Zhejiang NHU Co., Ltd., A Shares	231,240	1,160,833
Zhejiang Sanhua Intelligent Controls Co., Ltd., A Shares	339,820	1,192,479
Zhejiang Satellite Petrochemical Co., Ltd., A Shares	117,400	812,320
Zhejiang Supor Co., Ltd., A Shares	46,200	514,260
Zhejiang Weixing New Building Materials Co., Ltd., A Shares	155,300	572,073
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., A Shares	54,100	583,484
Zhengzhou Coal Mining Machinery Group Co., Ltd., A Shares	162,400	291,326
Zhengzhou Yutong Bus Co., Ltd., A Shares	240,400	501,927
ZhongAn Online P&C Insurance Co., Ltd., H Shares *(b)	421,257	2,170,990
Zhongji Innolight Co., Ltd., A Shares	65,400	423,523
Zhongjin Gold Corp., Ltd., A Shares	503,600	771,174
Zhongsheng Group Holdings Ltd.	790,145	6,795,302
Zhongtai Securities Co., Ltd., A Shares *	240,800	426,666
Zhuzhou CRRC Times Electric Co., Ltd., H Shares	641,498	3,111,795
Zhuzhou Kibing Group Co., Ltd., A Shares	203,000	537,460
Zijin Mining Group Co., Ltd., A Shares	2,009,200	3,547,405
Zijin Mining Group Co., Ltd., H Shares	7,151,061	11,221,954
Zoomlion Heavy Industry Science & Technology Co., Ltd., A Shares	677,700	1,145,391
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	1,929,631	2,327,024
ZTE Corp., A Shares	469,300	2,319,748
ZTE Corp., H Shares	780,422	2,131,651
ZTO Express Cayman, Inc. ADR	532,503	17,088,021
		3,943,970,367

Security	Number of Shares	Value ($)
Colombia 0.2%
Bancolombia S.A.	352,447	2,569,339
Bancolombia S.A. ADR	144,857	4,348,607
Cementos Argos S.A.	639,462	875,360
Corp. Financiera Colombiana S.A. *	167,030	1,273,119
Ecopetrol S.A. ADR	303,905	3,628,626
Grupo Argos S.A.	418,621	1,141,579
Grupo de Inversiones Suramericana S.A.	314,707	1,701,117
Interconexion Electrica S.A. ESP	553,980	2,994,484
		18,532,231

Czech Republic 0.2%
CEZ A/S	210,896	6,343,604
Komercni Banka A/S *	102,789	3,795,630
Moneta Money Bank A/S *	684,504	2,575,320
O2 Czech Republic A/S	91,101	1,254,126
		13,968,680

Egypt 0.1%
Commercial International Bank Egypt SAE GDR *	1,980,869	6,893,424

Greece 0.3%
Alpha Services and Holdings S.A. *	1,806,550	2,429,656
Eurobank Ergasias Services & Holdings S.A., A Shares *	3,355,734	3,149,377
FF Group *(a)	50,437	296,001
Hellenic Petroleum S.A.	80,291	616,494
Hellenic Telecommunications Organization S.A.	295,280	5,346,767
JUMBO S.A.	131,662	2,575,625
Motor Oil Hellas Corinth Refineries S.A.	69,304	1,149,000
Mytilineos S.A.	133,153	2,503,856
National Bank of Greece S.A. *	696,233	2,199,628
OPAP S.A.	272,531	4,298,409
Public Power Corp. S.A. *	134,038	1,484,767
Terna Energy S.A.	52,631	754,174
		26,803,754

Hong Kong 0.0%
China Huishan Dairy Holdings Co., Ltd. (a)	3,872,695	—

Hungary 0.3%
Magyar Telekom Telecommunications plc	689,854	978,599
MOL Hungarian Oil & Gas plc *	482,878	3,926,378
OTP Bank Nyrt *	296,470	16,295,414
Richter Gedeon Nyrt	186,273	5,307,737
		26,508,128

India 12.2%
3M India Ltd. *	3,125	1,099,446
ABB India Ltd.	66,503	1,510,066
ACC Ltd.	96,804	2,645,987
Adani Enterprises Ltd. *	336,286	6,096,030
Adani Green Energy Ltd. *	500,736	8,757,855
Adani Ports & Special Economic Zone Ltd. *	977,556	10,353,487
Adani Power Ltd. *	1,159,903	1,478,196
Adani Total Gas Ltd. *	357,248	6,631,715
Aditya Birla Capital Ltd. *	681,918	1,141,356
Alkem Laboratories Ltd.	33,201	1,360,264
Ambuja Cements Ltd.	904,099	4,076,570

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Apollo Hospitals Enterprise Ltd.	127,505	5,594,327
Ashok Leyland Ltd. *	1,772,149	3,018,588
Asian Paints Ltd.	527,273	21,608,121
Astral Ltd.	102,636	2,646,753
AU Small Finance Bank Ltd. *	196,628	2,678,867
Aurobindo Pharma Ltd.	348,195	4,799,440
Avenue Supermarts Ltd. *	192,194	8,124,790
Axis Bank Ltd. *	2,912,743	30,031,218
Bajaj Auto Ltd. *	94,312	5,437,233
Bajaj Finance Ltd. *	282,335	21,910,404
Bajaj Finserv Ltd. *	48,471	7,894,814
Bajaj Holdings & Investment Ltd. *	33,849	1,650,556
Balkrishna Industries Ltd.	105,744	3,202,681
Bandhan Bank Ltd. *	1,022,357	4,326,125
Bank of Baroda *	1,218,436	1,353,135
Bank of India *	544,987	579,345
Bata India Ltd.	74,152	1,577,558
Bayer CropScience Ltd.	17,357	1,265,632
Berger Paints India Ltd.	300,379	3,333,792
Bharat Electronics Ltd.	1,230,450	2,459,320
Bharat Forge Ltd. *	316,033	2,937,448
Bharat Heavy Electricals Ltd. *	1,571,345	1,540,584
Bharat Petroleum Corp., Ltd.	1,271,303	8,267,134
Bharti Airtel Ltd.	2,912,500	21,496,347
Bharti Infratel Ltd.	1,616,412	5,398,676
Biocon Ltd. *	524,643	2,806,654
Bosch Ltd.	11,098	2,330,955
Britannia Industries Ltd.	132,543	6,287,528
Cadila Healthcare Ltd. *	334,875	2,853,889
Canara Bank *	453,013	1,001,197
Castrol India Ltd.	651,477	1,206,578
Cholamandalam Investment & Finance Co., Ltd.	449,821	3,400,525
Cipla Ltd. *	598,836	7,808,935
Coal India Ltd.	2,317,441	4,714,874
Colgate-Palmolive (India) Ltd.	149,256	3,539,869
Container Corp. Of India Ltd.	331,373	3,113,795
Coromandel International Ltd.	126,886	1,397,776
Cummins India Ltd.	156,799	1,698,258
Dabur India Ltd.	689,248	5,144,092
Dalmia Bharat Ltd. *	63,078	1,531,531
Divi's Laboratories Ltd. *	148,222	8,537,574
DLF Ltd.	777,963	3,091,642
Dr. Reddy's Laboratories Ltd.	143,131	10,444,562
Eicher Motors Ltd. *	173,420	6,367,584
Emami Ltd.	232,774	1,608,419
Embassy Office Parks REIT	557,800	2,496,294
Exide Industries Ltd.	567,040	1,494,478
Federal Bank Ltd. *	1,931,103	2,321,419
GAIL India Ltd.	2,075,966	4,582,344
Gillette India Ltd.	11,889	916,621
GlaxoSmithKline Pharmaceuticals Ltd.	63,122	1,315,997
Glenmark Pharmaceuticals Ltd.	193,969	1,584,944
GMR Infrastructure Ltd. *	2,477,149	890,280
Godrej Consumer Products Ltd. *	463,296	5,477,512
Godrej Industries Ltd. *	115,437	834,364
Godrej Properties Ltd. *	99,970	1,884,547
Grasim Industries Ltd.	468,531	9,473,312
Gujarat Gas Ltd.	233,227	1,726,201
Havells India Ltd.	307,698	4,368,137
HCL Technologies Ltd.	1,409,245	18,357,417
HDFC Asset Management Co., Ltd.	76,658	3,129,797
HDFC Life Insurance Co., Ltd. *	834,385	7,642,803
Hero MotoCorp Ltd.	157,524	6,511,655
Hindalco Industries Ltd.	1,621,274	8,800,493
Hindustan Aeronautics Ltd.	41,820	588,415
Hindustan Petroleum Corp., Ltd.	925,594	3,555,975
Hindustan Unilever Ltd.	1,139,427	36,730,079
Hindustan Zinc Ltd.	299,546	1,350,855
Security	Number of Shares	Value ($)
Honeywell Automation India Ltd.	2,950	1,754,849
Housing Development Finance Corp., Ltd.	2,225,325	78,169,592
ICICI Bank Ltd. *	1,946,181	17,750,260
ICICI Lombard General Insurance Co., Ltd. *	256,249	5,203,727
ICICI Prudential Life Insurance Co., Ltd. *	440,053	3,361,827
IDFC First Bank Ltd. *	3,619,171	2,917,897
Indiabulls Housing Finance Ltd.	453,987	1,394,375
Indian Oil Corp., Ltd.	3,332,031	5,017,204
Indian Railway Catering & Tourism Corp., Ltd.	68,302	1,792,628
Indraprastha Gas Ltd.	443,541	3,225,097
Info Edge India Ltd. *	93,093	5,591,607
Infosys Ltd.	4,626,305	88,867,387
InterGlobe Aviation Ltd. *	124,428	2,998,404
Ipca Laboratories Ltd.	83,705	2,387,129
ITC Ltd.	3,851,123	11,507,502
Jindal Steel & Power Ltd. *	483,147	2,713,732
JSW Energy Ltd.	543,874	879,600
JSW Steel Ltd.	1,269,350	12,448,508
Jubilant Foodworks Ltd. *	96,748	4,147,134
Kansai Nerolac Paints Ltd.	169,716	1,334,538
L&T Finance Holdings Ltd. *	1,045,655	1,347,715
Larsen & Toubro Infotech Ltd.	52,983	2,879,636
Larsen & Toubro Ltd.	767,711	15,564,243
LIC Housing Finance Ltd.	365,192	2,348,400
Lupin Ltd.	307,431	5,157,883
Mahindra & Mahindra Financial Services Ltd. *	777,334	1,743,128
Mahindra & Mahindra Ltd.	1,065,107	11,865,217
Marico Ltd.	656,798	4,304,996
Maruti Suzuki India Ltd.	166,287	16,200,251
Mindtree Ltd.	61,944	2,039,449
Motherson Sumi Systems Ltd. *	1,483,594	4,907,067
Mphasis Ltd.	107,885	2,889,520
MRF Ltd.	3,020	3,477,787
Muthoot Finance Ltd.	126,008	2,287,249
Nestle India Ltd.	42,010	10,198,880
NHPC Ltd.	2,815,264	1,005,983
Nippon Life India Asset Management Ltd.	192,974	986,106
NMDC Ltd.	1,049,966	2,638,591
NTPC Ltd.	5,018,515	7,643,008
Oberoi Realty Ltd. *	136,792	1,139,405
Oil & Natural Gas Corp., Ltd.	3,870,267	6,048,821
Oil India Ltd.	382,604	697,280
Oracle Financial Services Software Ltd.	28,823	1,381,980
Page Industries Ltd.	4,422	1,876,111
Petronet LNG Ltd.	899,685	2,998,056
PI Industries Ltd.	90,471	3,257,730
Pidilite Industries Ltd. *	187,252	5,406,773
Piramal Enterprises Ltd.	152,075	3,796,973
Power Finance Corp., Ltd.	1,314,538	2,179,383
Power Grid Corp. of India Ltd.	2,865,975	8,909,105
Punjab National Bank *	1,421,860	828,192
Rajesh Exports Ltd.	181,183	1,298,840
RBL Bank Ltd. *	614,500	1,809,104
REC Ltd.	1,125,701	2,264,682
Reliance Industries Ltd.	4,023,391	119,308,410
SBI Cards & Payment Services Ltd. *	233,678	3,359,488
SBI Life Insurance Co., Ltd.	517,511	6,949,399
Shree Cement Ltd. *	15,794	6,013,633
Shriram Transport Finance Co., Ltd.	240,412	4,719,245
Siemens Ltd.	107,987	3,107,716
SRF Ltd.	32,005	2,872,827
State Bank of India *	2,292,028	13,397,740
Steel Authority of India Ltd.	1,328,825	2,332,070
Sun Pharmaceutical Industries Ltd.	1,399,273	12,871,017
Sun TV Network Ltd.	130,335	972,734
Tata Communications Ltd.	145,806	2,148,693

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tata Consultancy Services Ltd.	1,280,594	55,782,698
Tata Consumer Products Ltd.	681,690	6,227,250
Tata Motors Ltd. *	2,293,467	10,071,194
Tata Motors Ltd., A Shares, DVR *	190,243	398,448
Tata Steel Ltd.	801,988	12,446,436
Tech Mahindra Ltd.	746,673	10,538,729
The Tata Power Co., Ltd.	2,344,577	3,438,334
Titan Co., Ltd.	500,586	10,977,557
Torrent Pharmaceuticals Ltd.	62,288	2,352,687
Torrent Power Ltd.	270,926	1,616,678
Trent Ltd.	237,229	2,798,697
TVS Motor Co., Ltd.	241,765	2,050,562
UltraTech Cement Ltd.	146,361	13,488,004
Union Bank of India *	690,843	331,049
United Breweries Ltd.	102,384	1,765,104
United Spirits Ltd. *	405,769	3,430,129
UPL Ltd.	694,939	7,807,122
Varun Beverages Ltd.	115,830	1,611,886
Vedanta Ltd.	1,583,300	5,973,759
Vodafone Idea Ltd. *	10,901,913	1,298,532
Voltas Ltd.	250,889	3,487,907
Whirlpool of India Ltd.	38,010	1,138,390
Wipro Ltd.	1,639,944	12,185,263
Yes Bank Ltd. *(a)	1,687,665	313,728
Zee Entertainment Enterprises Ltd.	1,097,217	3,168,290
		1,172,795,982

Indonesia 1.3%
Mayora Indah Tbk PT	4,683,215	832,676
PT Adaro Energy Tbk	17,215,190	1,434,025
PT Astra Agro Lestari Tbk	433,085	267,538
PT Astra International Tbk	26,245,716	9,645,301
PT Bank Central Asia Tbk	12,341,010	27,535,879
PT Bank Mandiri (Persero) Tbk	23,948,071	10,058,190
PT Bank Negara Indonesia (Persero) Tbk	9,414,068	3,558,518
PT Bank Rakyat Indonesia (Persero) Tbk	67,743,818	20,201,206
PT Barito Pacific Tbk	31,832,058	2,005,420
PT Bukit Asam Tbk	4,808,872	743,932
PT Bumi Serpong Damai Tbk *	10,767,178	844,147
PT Charoen Pokphand Indonesia Tbk	9,510,665	4,493,789
PT Gudang Garam Tbk *	601,679	1,396,196
PT Hanjaya Mandala Sampoerna Tbk	10,979,728	976,098
PT Indah Kiat Pulp & Paper Corp. Tbk	3,502,792	2,084,161
PT Indocement Tunggal Prakarsa Tbk	1,785,047	1,511,935
PT Indofood CBP Sukses Makmur Tbk	3,043,637	1,747,048
PT Indofood Sukses Makmur Tbk	5,482,720	2,437,069
PT Jasa Marga Persero Tbk	3,104,038	858,266
PT Kalbe Farma Tbk	24,615,715	2,498,495
PT Media Nusantara Citra Tbk *	7,004,795	453,560
PT Perusahaan Gas Negara Tbk *	13,984,352	1,091,479
PT Sarana Menara Nusantara Tbk	32,385,934	2,663,743
PT Semen Indonesia (Persero) Tbk	3,670,631	2,492,358
PT Surya Citra Media Tbk *	7,730,776	911,845
PT Telekomunikasi Indonesia (Persero) Tbk	59,684,196	14,371,954
PT Tower Bersama Infrastructure Tbk	13,549,353	2,456,498
PT Unilever Indonesia Tbk	7,394,966	3,028,239
PT United Tractors Tbk	2,004,174	3,163,589
PT Vale Indonesia Tbk	2,779,144	920,175
PT XL Axiata Tbk	4,806,966	827,759
Smartfren Telecom Tbk PT *	74,452,000	448,201
		127,959,289

Kuwait 0.7%
Agility Public Warehousing Co. KSC	1,643,116	5,020,028
Ahli United Bank BSC	7,754,399	5,594,101
Boubyan Bank KSCP *	1,249,701	2,787,732
Security	Number of Shares	Value ($)
Boubyan Petrochemicals Co. KSCP	493,293	1,480,864
Burgan Bank SAK	923,838	700,250
Gulf Bank KSCP	2,363,523	1,760,071
Humansoft Holding Co. KSC	119,528	1,436,483
Kuwait Finance House KSCP	5,644,086	13,978,878
Mabanee Co. KPSC	761,059	1,796,384
Mobile Telecommunications Co. KSCP	2,723,027	5,386,310
National Bank of Kuwait SAKP	8,726,069	24,077,930
		64,019,031

Malaysia 1.8%
AirAsia Group Berhad *	2,263,700	458,276
Alliance Bank Malaysia Berhad *	1,659,380	1,042,000
AMMB Holdings Berhad	2,389,772	1,651,291
Astro Malaysia Holdings Berhad	2,503,800	643,469
Axiata Group Berhad	5,738,877	5,148,146
British American Tobacco Malaysia Berhad	229,000	875,012
CIMB Group Holdings Berhad	9,231,594	9,579,496
Dialog Group Berhad	5,928,000	4,153,634
DiGi.com Berhad	4,665,900	4,819,114
Fraser & Neave Holdings Berhad	143,900	928,036
Gamuda Berhad *	2,843,237	2,185,217
Genting Berhad	2,933,800	3,471,143
Genting Malaysia Berhad	3,779,320	2,556,466
HAP Seng Consolidated Berhad	872,734	1,718,146
Hartalega Holdings Berhad	1,971,700	4,302,348
Hong Leong Bank Berhad	803,807	3,585,847
Hong Leong Financial Group Berhad	291,300	1,238,775
IHH Healthcare Berhad	3,769,400	4,843,622
IJM Corp. Berhad	3,947,436	1,693,989
IOI Corp. Berhad	4,086,392	4,052,150
IOI Properties Group Berhad	2,261,650	701,871
Kuala Lumpur Kepong Berhad	628,028	3,380,292
Malayan Banking Berhad	7,738,147	15,346,610
Malaysia Airports Holdings Berhad *	1,177,300	1,595,589
Maxis Berhad	3,608,824	4,068,561
MISC Berhad	2,196,600	3,658,726
Nestle Malaysia Berhad	79,571	2,633,357
Petronas Chemicals Group Berhad	3,653,400	7,130,423
Petronas Dagangan Berhad	455,900	2,089,073
Petronas Gas Berhad	711,436	2,794,300
PPB Group Berhad	884,777	3,972,803
Press Metal Aluminium Holdings Berhad	4,844,264	6,107,357
Public Bank Berhad	19,953,170	20,366,490
QL Resources Berhad	1,350,050	1,963,918
RHB Bank Berhad	1,983,800	2,549,153
Sime Darby Berhad	4,488,800	2,492,229
Sime Darby Plantation Berhad	4,573,300	5,045,024
Sime Darby Property Berhad	4,416,000	663,809
Supermax Corp. Bhd	2,043,600	2,046,295
Telekom Malaysia Berhad	1,498,500	2,234,365
Tenaga Nasional Berhad	5,038,074	12,153,736
Top Glove Corp. Berhad	6,841,000	8,591,550
Westports Holdings Berhad	1,342,000	1,402,336
YTL Corp. Berhad *	5,634,236	915,234
		172,849,278

Mexico 2.2%
Alfa S.A.B. de C.V., A Shares	2,563,673	1,798,963
Alpek S.A.B. de C.V.	457,828	520,415
America Movil S.A.B. de C.V., Series L	39,187,795	30,707,086
Arca Continental S.A.B. de C.V.	564,469	3,178,970
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand *	765,974	903,390
Becle S.A.B. de C.V.	728,955	1,838,460

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cemex S.A.B. de C.V., Series CPO *	19,501,043	16,456,228
Coca-Cola Femsa S.A.B. de C.V.	677,030	3,383,718
Concentradora Fibra Danhos S.A. de C.V.	317,002	378,808
Controladora Nemak S.A.B. de C.V. *	3,855,413	606,148
El Puerto de Liverpool S.A.B. de C.V., Series C1	251,025	1,061,803
Fibra Uno Administracion S.A. de C.V.	3,757,197	4,436,901
Fomento Economico Mexicano S.A.B. de C.V.	2,350,619	19,834,847
Gruma S.A.B. de C.V., B Shares	278,377	3,034,284
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. *	421,060	2,700,201
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares *	485,797	5,270,254
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares *	260,232	4,719,187
Grupo Bimbo S.A.B. de C.V., Series A	2,867,331	6,304,020
Grupo Carso S.A.B. de C.V., Series A1 *	630,721	1,920,826
Grupo Cementos de Chihuahua S.A.B. de C.V.	218,975	1,622,369
Grupo Elektra S.A.B. de C.V.	78,621	6,421,290
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,720,276	25,774,905
Grupo Financiero Inbursa S.A.B. de C.V., O Shares *	2,817,328	2,871,327
Grupo Lala S.A.B. de C.V.	725,283	599,289
Grupo Mexico S.A.B. de C.V., Series B	4,054,792	19,786,754
Grupo Televisa S.A.B., Series CPO	2,772,180	7,364,753
Industrias Bachoco S.A.B. de C.V., Series B	228,372	874,673
Industrias Penoles S.A.B. de C.V. *	155,187	2,357,299
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	1,059,403	1,921,019
Megacable Holdings S.A.B. de C.V., Series CPO	375,906	1,428,971
Orbia Advance Corp. S.A.B. de C.V.	1,337,737	3,812,618
Promotora y Operadora de Infraestructura S.A.B. de C.V.	284,030	2,265,857
Qualitas Controladora S.A.B. de C.V.	216,107	1,177,014
Sempra Energy	20,777	2,817,798
Telesites S.A.B. de C.V. *	1,672,626	1,666,037
Wal-Mart de Mexico S.A.B. de C.V.	6,641,529	21,871,078
		213,687,560

Philippines 0.8%
Aboitiz Power Corp. (a)	2,210,279	1,052,135
Alliance Global Group, Inc. (a)	4,673,307	1,017,232
Ayala Corp. (a)	414,034	6,893,741
Ayala Land, Inc. (a)	10,213,308	7,367,554
Bank of the Philippine Islands (a)	2,324,991	4,095,425
BDO Unibank, Inc. (a)	2,509,036	5,456,122
Bloomberry Resorts Corp. *(a)	4,373,613	612,654
DMCI Holdings, Inc. (a)	4,751,567	554,000
Globe Telecom, Inc. (a)	40,273	1,525,212
GT Capital Holdings, Inc. (a)	123,999	1,534,153
International Container Terminal Services, Inc. (a)	1,396,176	4,189,655
JG Summit Holdings, Inc. (a)	3,894,396	4,654,933
Jollibee Foods Corp. (a)	553,768	2,240,054
LT Group, Inc. (a)	3,773,006	1,091,855
Manila Electric Co. (a)	325,078	1,933,269
Megaworld Corp. (a)	14,105,167	899,187
Metro Pacific Investments Corp. (a)	18,216,392	1,520,351
Metropolitan Bank & Trust Co. (a)	2,336,102	2,351,427
PLDT, Inc. (a)	119,510	3,295,554
Puregold Price Club, Inc. (a)	1,356,232	1,059,397
San Miguel Corp. (a)	447,168	1,086,807
Security	Number of Shares	Value ($)
San Miguel Food & Beverage, Inc. (a)	867,347	1,259,537
Semirara Mining & Power Corp. (a)	1,816,812	500,615
SM Investments Corp. (a)	624,951	12,712,066
SM Prime Holdings, Inc. (a)	11,676,318	8,814,686
Universal Robina Corp. (a)	1,151,249	3,355,695
		81,073,316

Qatar 0.8%
Barwa Real Estate Co.	2,440,315	2,126,260
Doha Bank QPSC	1,992,116	1,550,844
Ezdan Holding Group QSC *	2,183,358	1,063,602
Industries Qatar QSC	2,592,972	9,192,309
Masraf Al Rayan QSC	4,766,239	5,824,201
Mesaieed Petrochemical Holding Co.	5,845,611	3,024,206
Ooredoo QPSC	1,018,051	1,929,781
Qatar Aluminum Manufacturing Co.	3,516,374	1,590,337
Qatar Electricity & Water Co. QSC	628,046	2,764,557
Qatar Fuel QSC	654,429	3,216,741
Qatar Gas Transport Co., Ltd.	3,605,891	3,069,551
Qatar Insurance Co. SAQ *	2,023,339	1,408,468
Qatar International Islamic Bank QSC	978,929	2,562,603
Qatar Islamic Bank SAQ	1,502,463	7,137,571
Qatar National Bank QPSC	5,727,423	27,837,681
The Commercial Bank PSQC	2,646,587	3,888,127
United Development Co. QSC	2,268,354	992,887
Vodafone Qatar QSC	2,279,893	1,090,594
		80,270,320

Russia 3.0%
Aeroflot PJSC *	1,569,006	1,498,272
Alrosa PJSC	3,293,126	5,262,353
Credit Bank of Moscow PJSC *	20,046,270	1,809,607
Federal Grid Co. Unified Energy System PJSC	345,714,262	1,030,345
Gazprom PJSC	13,505,713	47,951,746
Inter RAO UES PJSC	44,105,884	3,040,082
LUKOIL PJSC	466,371	38,098,502
Magnit PJSC	90,506	6,731,121
Magnitogorsk Iron & Steel Works PJSC	2,207,241	1,891,425
MMC Norilsk Nickel PJSC	66,769	23,974,659
Mobile TeleSystems PJSC	1,128,455	5,197,955
Moscow Exchange MICEX-RTS PJSC	1,799,371	4,124,441
Mosenergo PJSC	10,153,907	330,909
Novatek PJSC	1,362,319	26,909,337
Novolipetsk Steel PJSC	1,453,823	5,179,404
PhosAgro PJSC	45,552	2,893,893
Polyus PJSC	34,693	7,494,920
Rosneft Oil Co. PJSC	1,478,348	10,679,438
ROSSETI PJSC	33,196,568	640,470
Rostelecom PJSC *	1,219,850	1,713,034
RusHydro PJSC	155,464,278	1,808,336
Sberbank of Russia PJSC	13,130,100	55,444,609
Severstal PAO	241,505	5,536,003
Sistema PJSFC	3,877,940	1,670,101
Surgutneftegas PJSC	9,361,278	4,632,946
Tatneft PJSC	1,972,533	13,348,713
Unipro PJSC	16,464,225	649,659
United Co. RUSAL International PJSC *	3,393,886	2,662,186
VTB Bank PJSC GDR	3,160,722	4,210,082
		286,414,548

Saudi Arabia 3.4%
Abdullah Al Othaim Markets Co.	58,708	2,022,560
Advanced Petrochemical Co.	139,883	3,054,854
Al Rajhi Bank	1,580,887	43,503,291
Alinma Bank	1,257,289	6,725,238

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Almarai Co. JSC	324,362	4,774,310
Arab National Bank	836,000	4,948,811
Arabian Centers Co., Ltd.	224,142	1,556,942
Bank Al-Jazira *	528,432	2,601,132
Bank AlBilad *	478,928	4,827,293
Banque Saudi Fransi	758,479	7,341,618
Bupa Arabia for Cooperative Insurance Co. *	72,354	2,276,597
Dallah Healthcare Co.	42,705	750,422
Dar Al Arkan Real Estate Development Co. *	699,828	1,933,271
Dr Sulaiman Al Habib Medical Services Group Co.	104,147	4,554,411
Emaar Economic City *	541,901	1,629,936
Etihad Etisalat Co.	494,118	4,354,554
Fawaz Abdulaziz Al Hokair & Co. *	93,078	612,043
Jarir Marketing Co.	78,045	4,370,247
Mobile Telecommunications Co. *	568,184	2,215,022
Mouwasat Medical Services Co.	60,142	2,960,405
National Industrialization Co. *	431,096	2,158,794
National Petrochemical Co.	154,172	1,932,168
Rabigh Refining & Petrochemical Co. *	271,500	1,626,002
Riyad Bank	1,884,627	13,216,691
SABIC Agri-Nutrients Co.	230,434	6,316,569
Sahara International Petrochemical Co.	475,572	3,658,505
Saudi Airlines Catering Co. *	54,043	1,138,435
Saudi Arabian Mining Co. *	516,827	8,130,903
Saudi Arabian Oil Co.	3,248,290	30,575,325
Saudi Basic Industries Corp.	1,160,266	38,425,608
Saudi Cement Co.	94,881	1,662,211
Saudi Electricity Co.	1,013,867	6,677,587
Saudi Ground Services Co. *	118,575	1,165,124
Saudi Industrial Investment Group	278,706	2,801,749
Saudi Kayan Petrochemical Co. *	971,810	4,607,387
Saudi National Bank	2,685,487	38,024,119
Saudi Research & Media Group *	43,219	1,396,751
Saudi Telecom Co.	772,607	25,669,551
Saudia Dairy & Foodstuff Co.	19,931	944,936
Seera Group Holding *	208,404	1,191,441
Southern Province Cement Co.	87,897	2,039,083
The Co. for Cooperative Insurance	79,131	1,694,353
The Qassim Cement Co.	59,666	1,352,345
The Saudi British Bank *	1,151,668	9,381,669
The Savola Group	338,439	3,681,986
Yamama Cement Co. *	143,625	1,309,778
Yanbu Cement Co.	94,145	1,107,076
Yanbu National Petrochemical Co.	298,042	5,515,419
		324,414,522

South Africa 4.8%
Absa Group Ltd. *	929,676	9,701,106
African Rainbow Minerals Ltd.	131,941	2,557,593
Anglo American Platinum Ltd.	77,248	10,240,328
AngloGold Ashanti Ltd.	534,799	13,265,794
Aspen Pharmacare Holdings Ltd. *	486,352	5,707,482
AVI Ltd.	409,926	2,190,168
Barloworld Ltd. *	248,122	2,141,337
Bid Corp., Ltd. *	430,583	9,115,202
Capitec Bank Holdings Ltd.	111,711	13,572,192
Clicks Group Ltd.	314,734	5,907,297
Coronation Fund Managers Ltd.	344,279	1,362,631
Dis-Chem Pharmacies Ltd. *	427,635	949,759
Discovery Ltd. *	536,065	5,493,382
Distell Group Holdings Ltd. *	102,136	1,263,216
Exxaro Resources Ltd.	323,943	3,632,738
FirstRand Ltd.	6,323,837	25,840,547
Fortress REIT Ltd., Class A	1,817,624	1,894,559
Gold Fields Ltd.	1,119,034	14,158,294
Security	Number of Shares	Value ($)
Growthpoint Properties Ltd.	4,199,861	4,423,548
Harmony Gold Mining Co., Ltd.	690,125	3,722,941
Impala Platinum Holdings Ltd.	1,001,775	18,291,355
Investec Ltd.	348,376	1,458,073
Kumba Iron Ore Ltd.	68,509	3,195,818
Liberty Holdings Ltd. *	168,738	814,829
Life Healthcare Group Holdings Ltd. *	1,844,059	2,916,772
Momentum Metropolitan Holdings	1,202,852	1,707,049
Mr Price Group Ltd.	335,140	5,699,135
MTN Group Ltd. *	2,309,978	16,743,140
MultiChoice Group	560,110	5,627,105
Naspers Ltd., N Shares	543,929	120,920,925
Nedbank Group Ltd. *	453,342	5,386,188
NEPI Rockcastle plc	593,227	4,158,421
Netcare Ltd. *	1,913,825	2,071,556
Ninety One Ltd.	205,655	682,054
Northam Platinum Ltd. *	444,042	7,543,919
Old Mutual Ltd.	5,775,303	6,019,754
Pepkor Holdings Ltd. *	1,625,991	2,376,296
Pick n Pay Stores Ltd.	458,435	1,943,101
PSG Group Ltd.	223,015	1,279,963
Rand Merchant Investment Holdings Ltd.	922,925	2,175,577
Redefine Properties Ltd. *	6,719,050	2,027,571
Reinet Investments SCA	192,889	4,015,023
Remgro Ltd.	648,985	5,659,039
Resilient REIT Ltd.	433,167	1,561,312
Sanlam Ltd.	2,057,459	8,923,107
Santam Ltd. *	59,749	1,175,791
Sappi Ltd. *	727,844	2,291,870
Sasol Ltd. *	718,148	11,721,273
Shoprite Holdings Ltd.	624,381	7,036,476
Sibanye Stillwater Ltd.	3,729,333	17,698,922
Standard Bank Group Ltd.	1,643,105	16,249,840
Telkom S.A. SOC Ltd.	355,333	1,231,556
The Bidvest Group Ltd.	441,328	6,248,390
The Foschini Group Ltd. *	427,990	4,133,495
The SPAR Group Ltd.	242,850	3,382,902
Tiger Brands Ltd.	214,182	3,454,875
Truworths International Ltd.	530,585	2,125,155
Vodacom Group Ltd.	759,028	7,238,795
Woolworths Holdings Ltd. *	1,147,337	4,662,339
		458,988,875

Taiwan 16.4%
Accton Technology Corp.	676,000	7,531,130
Acer, Inc.	3,724,086	4,304,064
Advantech Co., Ltd.	531,619	6,346,353
Airtac International Group	191,047	6,907,790
ASE Technology Holding Co.,Ltd.	4,314,120	17,427,513
Asia Cement Corp.	3,041,286	5,718,643
ASMedia Technology, Inc.	52,445	2,869,124
Asustek Computer, Inc.	908,621	13,003,139
AU Optronics Corp. *	11,209,530	10,498,235
Capital Securities Corp.	2,481,644	1,573,424
Catcher Technology Co., Ltd.	932,224	6,214,503
Cathay Financial Holding Co., Ltd.	10,551,914	21,370,338
Chailease Holding Co., Ltd.	1,596,941	12,063,220
Chang Hwa Commercial Bank Ltd.	8,751,885	5,342,811
Cheng Shin Rubber Industry Co., Ltd.	2,317,277	3,916,498
Chicony Electronics Co., Ltd.	788,118	2,221,463
China Airlines Ltd. *	3,492,872	2,205,000
China Development Financial Holding Corp.	17,903,308	8,075,529
China Life Insurance Co., Ltd.	2,621,408	2,350,597
China Motor Corp. *	323,600	804,268
China Steel Corp.	15,773,956	21,116,571
Chunghwa Telecom Co., Ltd.	4,871,310	20,031,338
Compal Electronics, Inc.	5,283,535	4,488,857

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CTBC Financial Holding Co., Ltd.	23,294,792	19,453,516
Delta Electronics, Inc.	2,776,148	29,771,633
E.Sun Financial Holding Co., Ltd.	15,584,423	14,426,134
Eclat Textile Co., Ltd.	262,510	6,134,426
ENNOSTAR, Inc. *	805,914	2,204,469
Eternal Materials Co., Ltd.	1,334,213	1,957,711
Eva Airways Corp.	3,043,374	1,859,047
Evergreen Marine Corp., Ltd. *	3,036,222	10,846,229
Far Eastern International Bank	2,792,899	1,062,461
Far Eastern New Century Corp.	5,278,799	6,053,091
Far EasTone Telecommunications Co., Ltd.	2,021,280	4,716,075
Feng TAY Enterprise Co., Ltd.	578,584	5,051,866
First Financial Holding Co., Ltd.	13,002,439	10,363,724
Formosa Chemicals & Fibre Corp.	4,399,008	13,642,591
Formosa Petrochemical Corp.	1,991,660	7,215,784
Formosa Plastics Corp.	6,284,560	23,565,874
Formosa Taffeta Co., Ltd.	1,443,000	1,615,449
Foxconn Technology Co., Ltd.	1,406,355	3,327,181
Fubon Financial Holding Co., Ltd.	9,429,114	24,698,895
Genius Electronic Optical Co., Ltd.	102,000	1,725,780
Giant Manufacturing Co., Ltd.	389,752	4,673,957
Globalwafers Co., Ltd.	272,451	8,281,685
Hiwin Technologies Corp.	355,634	4,741,540
Hon Hai Precision Industry Co., Ltd.	15,349,092	63,117,078
Hotai Motor Co., Ltd.	404,000	8,343,044
HTC Corp. *	974,778	1,308,465
Hua Nan Financial Holdings Co., Ltd.	12,577,518	8,316,223
Innolux Corp. *	10,758,029	9,490,739
Inventec Corp.	3,886,043	3,639,456
Largan Precision Co., Ltd.	131,456	14,430,832
Lite-On Technology Corp.	2,686,866	6,444,249
MediaTek, Inc.	1,900,713	68,518,518
Mega Financial Holding Co., Ltd.	13,938,901	16,715,711
Micro-Star International Co., Ltd.	877,095	5,259,119
momo.com, Inc.	58,000	2,605,662
Nan Ya Plastics Corp.	7,282,816	22,269,482
Nan Ya Printed Circuit Board Corp. *	264,000	3,161,140
Nanya Technology Corp.	1,003,000	2,976,139
Nien Made Enterprise Co., Ltd.	177,752	2,624,282
Novatek Microelectronics Corp.	724,608	14,018,861
OBI Pharma, Inc. *	169,261	702,151
Oneness Biotech Co., Ltd. *	360,000	2,667,253
Parade Technologies Ltd.	89,100	4,938,982
Pegatron Corp.	2,609,657	6,949,269
Pou Chen Corp.	3,394,792	4,630,698
Powertech Technology, Inc.	871,000	3,376,527
President Chain Store Corp.	714,400	6,845,977
Quanta Computer, Inc.	3,426,057	11,134,106
Realtek Semiconductor Corp.	600,336	10,853,336
Shin Kong Financial Holding Co., Ltd.	15,442,669	5,622,853
Silergy Corp.	78,000	10,399,459
Sino-American Silicon Products, Inc.	682,000	4,163,443
SinoPac Financial Holdings Co., Ltd.	13,571,699	6,662,571
Synnex Technology International Corp.	1,775,956	3,847,705
Taishin Financial Holding Co., Ltd.	13,557,864	7,269,781
Taiwan Business Bank	6,898,361	2,401,804
Taiwan Cement Corp.	6,555,739	12,255,744
Taiwan Cooperative Financial Holding Co., Ltd.	12,482,790	9,474,669
Taiwan Fertilizer Co., Ltd.	944,508	1,895,762
Taiwan Glass Industry Corp. *	2,118,311	2,524,957
Taiwan High Speed Rail Corp.	2,574,000	2,746,390
Taiwan Mobile Co., Ltd.	2,101,524	7,651,891
Taiwan Secom Co., Ltd.	382,000	1,270,499
Taiwan Semiconductor Manufacturing Co., Ltd.	30,916,500	668,702,563
Teco Electric & Machinery Co., Ltd.	2,348,000	2,807,245
The Shanghai Commercial & Savings Bank Ltd.	4,213,000	6,929,719
Security	Number of Shares	Value ($)
TPK Holding Co., Ltd. *	485,041	810,117
Transcend Information, Inc.	349,000	896,479
U-Ming Marine Transport Corp.	430,000	931,618
Uni-President Enterprises Corp.	6,168,676	16,448,947
Unimicron Technology Corp.	1,663,348	6,779,599
United Microelectronics Corp.	14,975,850	28,756,477
Vanguard International Semiconductor Corp.	1,136,000	4,856,559
Walsin Lihwa Corp.	4,098,000	3,927,046
Walsin Technology Corp.	629,000	4,785,621
Wan Hai Lines Ltd.	906,000	4,759,535
Win Semiconductors Corp.	505,000	5,964,545
Winbond Electronics Corp.	3,797,000	4,697,855
Wistron Corp.	3,681,080	4,100,990
Wiwynn Corp.	108,000	3,642,854
Yageo Corp.	576,000	10,538,582
Yuanta Financial Holding Co., Ltd.	14,953,368	13,869,069
Yulon Motor Co., Ltd. *	679,114	970,640
Yulon Nissan Motor Co., Ltd.	47,000	453,799
Zhen Ding Technology Holding Ltd.	781,000	2,744,676
		1,575,668,888

Thailand 2.2%
Advanced Info Service PCL NVDR	1,427,500	7,701,891
Airports of Thailand PCL NVDR	5,469,200	11,032,798
Asset World Corp. PCL NVDR *	9,047,700	1,384,801
B Grimm Power PCL NVDR	954,400	1,352,275
Bangkok Bank PCL NVDR	1,083,800	3,990,877
Bangkok Dusit Medical Services PCL NVDR	11,393,600	7,880,178
Bangkok Expressway & Metro PCL NVDR	9,930,690	2,607,442
Bangkok Life Assurance PCL NVDR	760,400	766,962
Banpu PCL NVDR	5,761,100	2,416,563
Berli Jucker PCL NVDR	1,370,650	1,525,115
BTS Group Holdings PCL NVDR	10,793,500	3,162,312
Bumrungrad Hospital PCL NVDR	468,100	1,978,490
Carabao Group PCL NVDR	347,400	1,473,897
Central Pattana PCL NVDR	3,147,400	5,114,572
Central Retail Corp. PCL NVDR	3,605,900	3,839,076
Charoen Pokphand Foods PCL NVDR	4,730,400	4,127,487
CP ALL PCL NVDR	6,712,100	13,056,478
Delta Electronics Thailand PCL NVDR	357,221	6,634,165
Digital Telecommunications Infrastructure Fund	7,140,600	2,743,704
Electricity Generating PCL NVDR	344,000	1,927,604
Energy Absolute PCL NVDR	2,114,951	4,080,174
Global Power Synergy PCL NVDR	894,268	2,090,316
Gulf Energy Development PCL NVDR	5,550,159	5,997,918
Home Product Center PCL NVDR	7,626,919	3,394,574
Indorama Ventures PCL NVDR	2,349,800	3,442,257
Intouch Holdings PCL NVDR	2,777,800	5,714,726
IRPC PCL NVDR	12,541,800	1,622,417
Kasikornbank PCL NVDR	2,290,300	8,726,913
Krung Thai Bank PCL NVDR	8,039,600	2,805,965
Krungthai Card PCL NVDR	1,682,700	3,933,244
Land & Houses PCL NVDR	8,742,400	2,253,450
Minor International PCL NVDR *	5,084,680	5,209,966
Muangthai Capital PCL NVDR	780,615	1,549,708
Osotspa PCL NVDR	1,690,563	2,002,878
PTT Exploration & Production PCL NVDR	1,777,004	6,742,611
PTT Global Chemical PCL NVDR	2,562,514	5,189,770
PTT PCL NVDR	18,398,600	23,270,365
Ratch Group PCL NVDR	1,026,400	1,684,348
Siam City Cement PCL NVDR	112,600	656,192
Siam Makro PCL NVDR	476,400	579,664
Sri Trang Gloves Thailand PCL NVDR	1,245,800	1,745,210
Srisawad Corp. PCL NVDR	778,500	1,875,800
Thai Oil PCL NVDR	1,293,000	2,442,710

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Thai Union Group PCL NVDR	3,702,600	2,110,319
The Siam Cement PCL NVDR	1,070,700	15,016,311
The Siam Commercial Bank PCL NVDR	3,084,000	10,121,842
TMBThanachart Bank PCL NVDR	56,228,518	2,016,490
Total Access Communication PCL NVDR	950,800	943,783
True Corp. PCL NVDR	14,164,366	1,433,196
		213,369,804

Turkey 0.4%
Akbank T.A.S.	3,419,412	2,097,618
Anadolu Efes Biracilik Ve Malt Sanayii A/S	245,230	661,335
Arcelik A/S	218,744	815,445
Aselsan Elektronik Sanayi Ve Ticaret A/S	770,110	1,353,663
BIM Birlesik Magazalar A/S	568,467	4,288,618
Coca-Cola Icecek A/S	89,891	841,993
Enerjisa Enerji A/S	346,887	436,231
Enka Insaat ve Sanayi A/S	839,408	854,585
Eregli Demir ve Celik Fabrikalari T.A.S.	1,744,245	3,956,930
Ford Otomotiv Sanayi A/S	83,496	1,712,919
Gubre Fabrikalari TAS *	104,414	756,924
Haci Omer Sabanci Holding A/S	1,101,245	1,151,037
Iskenderun Demir ve Celik A/S	206,094	308,045
KOC Holding A/S	1,075,326	2,356,988
Koza Altin Isletmeleri A/S *	62,698	884,619
Petkim Petrokimya Holding A/S *	1,595,153	1,162,954
Sasa Polyester Sanayi *	220,568	801,949
TAV Havalimanlari Holding A/S *	262,004	741,188
Tekfen Holding A/S	198,139	352,487
Tofas Turk Otomobil Fabrikasi A/S	167,984	575,091
Turk Hava YollariI AO *	695,420	1,092,755
Turk Telekomunikasyon A/S	655,793	540,000
Turkcell Iletisim Hizmetleri A/S	1,500,928	2,804,701
Turkiye Garanti Bankasi A/S	2,694,223	2,539,522
Turkiye Halk Bankasi A/S *	900,958	482,539
Turkiye Is Bankasi A/S, Class C	1,771,222	1,063,561
Turkiye Petrol Rafinerileri A/S *	153,338	1,760,992
Turkiye Sise ve Cam Fabrikalari A/S	1,951,562	1,784,250
Turkiye Vakiflar Bankasi T.A.O., Class D *	794,594	330,896
Yapi ve Kredi Bankasi A/S	2,262,885	573,948
		39,083,783

United Arab Emirates 0.8%
Abu Dhabi Commercial Bank PJSC	3,461,722	6,399,496
Abu Dhabi Islamic Bank PJSC	1,968,721	2,969,462
Air Arabia PJSC *	3,203,850	1,195,024
Aldar Properties PJSC	4,922,253	4,891,484
DAMAC Properties Dubai Co. PJSC *	1,243,250	460,343
Dana Gas PJSC	5,142,539	1,099,085
Dubai Financial Market PJSC *	2,009,229	618,147
Dubai Investments PJSC	2,979,767	1,338,598
Dubai Islamic Bank PJSC	2,386,612	3,099,446
Emaar Development PJSC *	1,156,612	1,108,445
Emaar Malls PJSC *	2,656,928	1,417,815
Emaar Properties PJSC	4,596,353	4,943,042
Emirates NBD Bank PJSC	3,262,757	12,258,791
Emirates Telecommunications Group Co. PJSC	2,247,664	13,254,815
First Abu Dhabi Bank PJSC	5,594,987	25,682,689
		80,736,682
Total Common Stock
(Cost $6,460,391,696)		9,441,261,257
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporate Bonds 0.0% of net assets

India 0.0%
Britannia Industries Ltd. (a)
5.50%, 06/03/24	3,811,122	52,479
Total Corporate Bond
(Cost $52,370)		52,479
Security	Number of Shares	Value ($)
Preferred Stock 1.4% of net assets

Brazil 1.2%
Alpargatas S.A. *	215,946	1,945,913
Azul S.A. *	366,487	3,002,866
Banco Bradesco S.A.	6,100,088	30,779,604
Banco Inter S.A. *	1,168,809	5,064,574
Bradespar S.A.	288,310	3,912,097
Braskem S.A., A Shares *	230,826	2,202,274
Centrais Eletricas Brasileiras S.A., B Shares	344,885	2,863,983
Cia de Transmissao de Energia Electrica Paulista	247,094	1,259,020
Cia Energetica de Sao Paulo, B Shares	253,179	1,166,040
Companhia Energetica de Minas Gerais	1,740,523	4,503,897
Companhia Paranaense de Energia, B Shares	1,227,870	1,492,733
Gerdau S.A.	1,381,008	8,662,933
Itausa S.A.	5,833,983	12,072,687
Lojas Americanas S.A.	1,050,969	3,983,214
Metalurgica Gerdau S.A.	917,675	2,591,469
Petroleo Brasileiro S.A.	5,951,844	30,473,909
Usinas Siderurgicas de Minas Gerais S.A., A Shares	519,835	1,967,224
		117,944,437

Chile 0.1%
Embotelladora Andina S.A., B Shares	295,317	710,149
Sociedad Quimica y Minera de Chile S.A., B Shares	176,832	7,976,096
		8,686,245

Colombia 0.0%
Grupo Aval Acciones y Valores S.A.	5,149,648	1,498,857
Grupo de Inversiones Suramericana S.A.	102,995	489,432
		1,988,289

Russia 0.1%
Bashneft PJSC	39,352	622,187
Surgutneftegas PJSC	9,813,526	6,233,808
Tatneft PJSC	161,424	1,045,319
Transneft PJSC	1,959	3,807,587
		11,708,901
Total Preferred Stock
(Cost $125,773,347)		140,327,872

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Rights 0.0% of net assets

India 0.0%
Reliance Industries Ltd. expires 11/15/21 *(a)	170,103	2,313,156
Total Rights
(Cost $3,443,015)		2,313,156

Warrants 0.0% of net assets

Thailand 0.0%
Minor International PCL expires 02/15/24 *	156,505	21,048
Minor International PCL expires 05/05/23 *	172,696	26,985
Total Warrants
(Cost $—)		48,033

Investment Companies 0.4% of net assets

United States 0.4%
Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	31,998,971	31,998,971
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	4,849,550	4,849,550
Total Investment Companies
(Cost $36,848,521)		36,848,521

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 06/18/21	465	31,640,925	648,880
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $4,560,182.
(c)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
DVR –	Differential Voting Rights
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,216,617,838	$—	$—	$4,216,617,838
China	3,938,834,911	—	5,135,456	3,943,970,367
Greece	26,507,753	—	296,001	26,803,754
Hong Kong	—	—	—*	—
India	1,172,482,254	—	313,728	1,172,795,982
Philippines	—	—	81,073,316	81,073,316
Corporate Bonds[1]	—	—	52,479	52,479
Preferred Stock[1]	140,327,872	—	—	140,327,872
Rights[1]
India	—	—	2,313,156	2,313,156
Warrants[1]	48,033	—	—	48,033
Investment Companies[1]	36,848,521	—	—	36,848,521
Futures Contracts[2]	648,880	—	—	648,880
Total	$9,532,316,062	$—	$89,184,136	$9,621,500,198
*	Level 3 amount shown includes securities determined to have no value at May 31, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab International Equity ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab International Equity ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89451MAY21